UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity® Series

100 Index

Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.20%	$ 1,000.00	$ 1,073.40	$ 1.04
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.00	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	4.9
Exxon Mobil Corp.	4.8	5.4
IBM Corp.	2.9	3.1
Microsoft Corp.	2.8	2.7
AT&T, Inc.	2.6	2.4
General Electric Co.	2.6	2.4
Chevron Corp.	2.5	2.9
Procter & Gamble Co.	2.2	2.5
Johnson & Johnson	2.2	2.5
The Coca-Cola Co.	2.2	2.2
	31.7
Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	22.8
Consumer Staples	13.2	13.7
Energy	12.3	14.6
Financials	11.9	11.2
Health Care	11.1	11.0
Industrials	9.7	10.1
Consumer Discretionary	8.7	8.0
Telecommunication Services	4.1	4.0
Materials	2.0	2.3
Utilities	1.2	1.4

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.5%
Ford Motor Co. (d)	3,329,328	$ 35,157,704
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	892,221	79,711,024
Starbucks Corp.	659,953	36,224,820
		115,935,844
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	318,899	67,896,786
Media - 3.1%
Comcast Corp. Class A	2,362,036	68,286,461
News Corp. Class A	1,885,462	36,200,870
The Walt Disney Co. (d)	1,570,049	71,766,940
Time Warner, Inc.	849,371	29,277,818
		205,532,089
Multiline Retail - 0.5%
Target Corp.	588,297	34,068,279
Specialty Retail - 1.4%
Home Depot, Inc.	1,350,362	66,626,861
Lowe's Companies, Inc.	1,087,075	29,046,644
		95,673,505
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	321,595	34,790,147
TOTAL CONSUMER DISCRETIONARY		589,054,354
CONSUMER STAPLES - 13.2%
Beverages - 3.5%
PepsiCo, Inc.	1,375,831	93,350,133
The Coca-Cola Co.	1,982,493	148,151,702
		241,501,835
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	380,983	32,913,121
CVS Caremark Corp.	1,140,841	51,269,395
Wal-Mart Stores, Inc.	1,529,960	100,701,967
Walgreen Co.	765,159	23,352,653
		208,237,136
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
H.J. Heinz Co. (d)	280,214	$ 14,873,759
Kraft Foods, Inc. Class A	1,548,916	59,277,015
		74,150,774
Household Products - 2.8%
Colgate-Palmolive Co. (d)	420,094	41,295,240
Procter & Gamble Co.	2,412,763	150,291,007
		191,586,247
Tobacco - 2.7%
Altria Group, Inc.	1,791,937	57,682,452
Philip Morris International, Inc.	1,508,305	127,466,856
		185,149,308
TOTAL CONSUMER STAPLES		900,625,300
ENERGY - 12.3%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc. (d)	383,298	15,995,026
Halliburton Co.	808,503	24,303,600
National Oilwell Varco, Inc.	371,607	24,804,767
Schlumberger Ltd.	1,168,342	73,897,632
		139,001,025
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	436,606	26,632,966
Apache Corp. (d)	336,653	27,396,821
Chevron Corp.	1,731,759	170,249,227
ConocoPhillips	1,120,969	58,469,743
Devon Energy Corp.	353,978	21,068,771
Exxon Mobil Corp.	4,128,627	324,633,941
Occidental Petroleum Corp.	710,459	56,318,085
Williams Companies, Inc.	548,050	16,731,967
		701,501,521
TOTAL ENERGY		840,502,546
FINANCIALS - 11.9%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	1,055,358	21,487,089
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	433,521	$ 41,487,960
Morgan Stanley	1,334,579	17,829,975
		80,805,024
Commercial Banks - 2.9%
U.S. Bancorp (d)	1,673,911	52,075,371
Wells Fargo & Co.	4,619,186	148,044,911
		200,120,282
Consumer Finance - 1.1%
American Express Co. (d)	888,961	49,630,693
Capital One Financial Corp.	484,791	24,903,714
		74,534,407
Diversified Financial Services - 3.7%
Bank of America Corp.	9,401,220	69,098,967
Citigroup, Inc.	2,565,412	68,009,072
JPMorgan Chase & Co.	3,343,882	110,849,688
		247,957,727
Insurance - 2.4%
Allstate Corp.	436,488	14,814,403
Berkshire Hathaway, Inc. Class B (a)	1,540,128	122,224,558
MetLife, Inc. (d)	928,814	27,130,657
		164,169,618
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	268,264	39,574,305
TOTAL FINANCIALS		807,161,363
HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen, Inc.	693,268	48,195,991
Gilead Sciences, Inc. (a)	663,383	33,135,981
		81,331,972
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	490,845	24,846,574
Medtronic, Inc. (d)	911,523	33,580,507
		58,427,081
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. (d)	915,353	51,049,237
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.3%
Abbott Laboratories (d)	1,377,332	$ 85,105,344
Bristol-Myers Squibb Co. (d)	1,478,726	49,300,725
Eli Lilly & Co.	894,501	36,629,816
Johnson & Johnson	2,404,599	150,119,116
Merck & Co., Inc.	2,666,451	100,205,229
Pfizer, Inc.	6,603,495	144,418,436
		565,778,666
TOTAL HEALTH CARE		756,586,956
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.9%
General Dynamics Corp.	312,565	20,007,286
Honeywell International, Inc.	679,194	37,803,938
Lockheed Martin Corp.	233,521	19,335,539
Raytheon Co. (d)	297,720	14,981,270
The Boeing Co. (d)	653,227	45,471,131
United Technologies Corp.	797,272	59,085,828
		196,684,992
Air Freight & Logistics - 1.3%
FedEx Corp. (d)	275,478	24,556,109
United Parcel Service, Inc. Class B	839,807	62,935,137
		87,491,246
Electrical Equipment - 0.4%
Emerson Electric Co. (d)	643,342	30,089,105
Industrial Conglomerates - 3.4%
3M Co.	608,397	51,354,791
General Electric Co.	9,268,833	176,942,022
		228,296,813
Machinery - 0.7%
Caterpillar, Inc. (d)	567,217	49,699,554
Road & Rail - 1.0%
Norfolk Southern Corp.	289,193	18,947,925
Union Pacific Corp.	420,524	46,846,374
		65,794,299
TOTAL INDUSTRIALS		658,056,009
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,717,904	$ 77,043,372
QUALCOMM, Inc.	1,481,627	84,912,043
		161,955,415
Computers & Peripherals - 8.4%
Apple, Inc. (a)	816,726	471,847,112
Dell, Inc. (a)	1,337,630	16,492,978
EMC Corp. (a)	1,798,433	42,892,627
Hewlett-Packard Co.	1,731,195	39,263,503
		570,496,220
Internet Software & Services - 2.5%
eBay, Inc. (a)	1,003,292	39,319,013
Google, Inc. Class A (a)	222,151	129,038,630
		168,357,643
IT Services - 4.6%
Accenture PLC Class A (d)	566,934	32,371,931
IBM Corp.	1,014,949	195,783,662
MasterCard, Inc. Class A	93,089	37,841,609
Visa, Inc. Class A (d)	435,748	50,198,170
		316,195,372
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp. (d)	4,376,331	113,084,393
Texas Instruments, Inc.	1,002,957	28,564,215
		141,648,608
Software - 4.1%
Microsoft Corp.	6,541,535	190,947,407
Oracle Corp.	3,433,925	90,895,995
		281,843,402
TOTAL INFORMATION TECHNOLOGY		1,640,496,660
MATERIALS - 2.0%
Chemicals - 1.6%
Dow Chemical Co. (d)	1,038,348	32,251,089
E.I. du Pont de Nemours & Co.	816,624	39,410,274
Monsanto Co.	469,003	36,207,032
		107,868,395
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	830,312	$ 26,603,196
TOTAL MATERIALS		134,471,591
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	5,193,392	177,458,205
Verizon Communications, Inc.	2,483,825	103,426,473
		280,884,678
UTILITIES - 1.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	423,463	16,307,560
Exelon Corp.	745,544	27,570,217
Southern Co. (d)	759,090	34,849,822
		78,727,599
TOTAL COMMON STOCKS (Cost $7,017,256,674)		6,686,567,056
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 7/19/12 to 11/15/12 (e) (Cost $6,998,078)	$ 7,000,000	6,998,605
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	89,156,283	$ 89,156,283
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	258,001,050	258,001,050
TOTAL MONEY MARKET FUNDS (Cost $347,157,333)		347,157,333
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $7,371,412,085)		7,040,722,994
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(236,629,165)
NET ASSETS - 100%		$ 6,804,093,829
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
407 CME E-mini S&P 500 Index Contracts	June 2012	$ 26,642,220	$ (1,053,425)
278 CME S&P 500 Index Contracts	June 2012	90,989,400	(3,107,207)
TOTAL EQUITY INDEX CONTRACTS		$ 117,631,620	$ (4,160,632)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,448,924.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,757
Fidelity Securities Lending Cash Central Fund	41,357
Total	$ 85,114
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 589,054,354	$ 589,054,354	$ -	$ -
Consumer Staples	900,625,300	900,625,300	-	-
Energy	840,502,546	840,502,546	-	-
Financials	807,161,363	807,161,363	-	-
Health Care	756,586,956	756,586,956	-	-
Industrials	658,056,009	658,056,009	-	-
Information Technology	1,640,496,660	1,640,496,660	-	-
Materials	134,471,591	134,471,591	-	-
Telecommunication Services	280,884,678	280,884,678	-	-
Utilities	78,727,599	78,727,599	-	-
U.S. Government and Government Agency Obligations	6,998,605	-	6,998,605	-
Money Market Funds	347,157,333	347,157,333	-	-
Total Investments in Securities:	$ 7,040,722,994	$ 7,033,724,389	$ 6,998,605	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,160,632)	$ (4,160,632)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (4,160,632)
Total Value of Derivatives	$ -	$ (4,160,632)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $250,748,191) - See accompanying schedule: Unaffiliated issuers (cost $7,024,254,752)	$ 6,693,565,661
Fidelity Central Funds (cost $347,157,333)	347,157,333
Total Investments (cost $7,371,412,085)		$ 7,040,722,994
Receivable for fund shares sold		3,705,218
Dividends receivable		20,156,846
Distributions receivable from Fidelity Central Funds		29,139
Receivable for daily variation margin on futures contracts		54,896
Total assets		7,064,669,093

Liabilities
Payable for fund shares redeemed	1,423,725
Accrued management fee	1,150,489
Collateral on securities loaned, at value	258,001,050
Total liabilities		260,575,264

Net Assets		$ 6,804,093,829
Net Assets consist of:
Paid in capital		$ 7,836,210,389
Undistributed net investment income		63,714,513
Accumulated undistributed net realized gain (loss) on investments		(760,981,350)
Net unrealized appreciation (depreciation) on investments		(334,849,723)
Net Assets, for 730,744,329 shares outstanding		$ 6,804,093,829
Net Asset Value, offering price and redemption price per share ($6,804,093,829 ÷ 730,744,329 shares)		$ 9.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 79,601,609
Interest		2,081
Income from Fidelity Central Funds		85,114
Total income		79,688,804

Expenses
Management fee	$ 6,871,575
Independent trustees' compensation	21,153
Miscellaneous	10,001
Total expenses before reductions	6,902,729
Expense reductions	(7)	6,902,722
Net investment income (loss)		72,786,082
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,291,480
Futures contracts	12,032,443
Total net realized gain (loss)		37,323,923
Change in net unrealized appreciation (depreciation) on: Investment securities	383,680,721
Futures contracts	(4,801,684)
Total change in net unrealized appreciation (depreciation)		378,879,037
Net gain (loss)		416,202,960
Net increase (decrease) in net assets resulting from operations		$ 488,989,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,786,082	$ 129,623,807
Net realized gain (loss)	37,323,923	42,159,647
Change in net unrealized appreciation (depreciation)	378,879,037	316,177,925
Net increase (decrease) in net assets resulting from operations	488,989,042	487,961,379
Distributions to shareholders from net investment income	(129,639,109)	(119,307,398)
Share transactions Proceeds from sales of shares	1,130,277,838	1,835,441,067
Reinvestment of distributions	129,639,109	119,307,398
Cost of shares redeemed	(1,228,540,595)	(1,706,459,362)
Net increase (decrease) in net assets resulting from share transactions	31,376,352	248,289,103
Total increase (decrease) in net assets	390,726,285	616,943,084

Net Assets
Beginning of period	6,413,367,544	5,796,424,460
End of period (including undistributed net investment income of $63,714,513 and undistributed net investment income of $120,567,540, respectively)	$ 6,804,093,829	$ 6,413,367,544
Other Information Shares
Sold	120,520,619	208,842,264
Issued in reinvestment of distributions	14,782,110	13,872,953
Redeemed	(129,553,074)	(193,418,603)
Net increase (decrease)	5,749,655	29,296,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 8.33	$ 8.05	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.18	.17	.18	.22	.15
Net realized and unrealized gain (loss)	.54	.51	.29	1.23	(4.06)	.64
Total from investment operations	.64	.69	.46	1.41	(3.84)	.79
Distributions from net investment income	(.18)	(.17)	(.18)	(.20)	(.11)	-
Net asset value, end of period	$ 9.31	$ 8.85	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Total Return B, C	7.34%	8.34%	5.83%	21.29%	(35.95)%	7.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.19%	.19% A
Net investment income (loss)	2.11% A	2.05%	2.06%	2.64%	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,804,094	$ 6,413,368	$ 5,796,424	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rate F	15% A	6%	6%	18%	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in-kind, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 910,619,862
Gross unrealized depreciation	(1,264,222,789)
Net unrealized appreciation (depreciation) on securities and other investments	$ (353,602,927)

Tax cost	$ 7,394,325,921

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (42,032,466)
2017	(420,211,102)
2018	(297,318,580)
Total capital loss carryforward	(759,562,148)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,032,443 and a change in net unrealized appreciation (depreciation) of ($4,801,684) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $499,995,045 and $579,645,540, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,001 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,357.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HUN-SANN-0712
1.842446.105

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.35%	$ 1,000.00	$ 1,084.70	$ 1.82
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.25	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	12.4	8.8
Microsoft Corp.	5.6	5.4
Google, Inc. Class A	3.5	3.8
Oracle Corp.	3.1	4.0
Intel Corp.	3.0	3.3
Amazon.com, Inc.	2.2	2.2
QUALCOMM, Inc.	2.2	2.3
Cisco Systems, Inc.	2.0	2.6
Comcast Corp. Class A	1.4	1.1
Amgen, Inc.	1.3	1.3
	36.7
Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.5	51.5
Consumer Discretionary	17.0	16.1
Health Care	12.5	12.5
Financials	6.8	6.8
Industrials	4.2	4.8
Consumer Staples	2.3	2.4
Energy	1.3	1.7
Telecommunication Services	1.2	1.3
Materials	0.9	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.2%
Amerigon, Inc. (a)	2,088	$ 25,014
Ballard Power Systems, Inc. (a)(d)	6,442	7,485
China Automotive Systems, Inc. (a)	2,230	8,920
China XD Plastics Co. Ltd. (a)	4,588	22,160
Dorman Products, Inc. (a)	1,940	93,392
Exide Technologies (a)	5,824	13,512
Federal-Mogul Corp. Class A (a)	9,337	104,294
Fuel Systems Solutions, Inc. (a)	2,518	37,770
Gentex Corp.	13,174	293,780
Motorcar Parts of America, Inc. (a)	1,158	5,003
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	597
Shiloh Industries, Inc.	1,829	17,961
SORL Auto Parts, Inc. (a)	1,464	4,099
Spartan Motors, Inc.	2,787	12,542
Strattec Security Corp.	415	8,350
		654,879
Automobiles - 0.1%
Kandi Technologies Corp. (a)	3,592	10,632
Tesla Motors, Inc. (a)(d)	9,091	268,185
		278,817
Distributors - 0.2%
Core-Mark Holding Co., Inc.	857	37,271
LKQ Corp. (a)	13,925	507,427
Pool Corp.	4,540	167,844
VOXX International Corp. (a)	1,524	15,027
Weyco Group, Inc.	1,086	25,369
		752,938
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	1,395	39,660
Apollo Group, Inc. Class A (non-vtg.) (a)	11,379	362,080
Ascent Capital Group, Inc. (a)	1,024	53,637
Cambium Learning Group, Inc. (a)	3,505	4,311
Capella Education Co. (a)	1,212	37,221
Career Education Corp. (a)	5,375	35,153
ChinaCast Education Corp. (a)(d)	4,251	4,506
ChinaEdu Corp. sponsored ADR (a)	1,016	7,010
Coinstar, Inc. (a)(d)	3,275	201,183
Collectors Universe, Inc.	712	9,918
Corinthian Colleges, Inc. (a)	6,096	16,703
Education Management Corp. (a)(d)	9,979	78,036
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Grand Canyon Education, Inc. (a)	3,280	$ 59,434
Learning Tree International, Inc. (a)	1,097	4,476
Lincoln Educational Services Corp.	1,850	10,730
Matthews International Corp. Class A	2,986	89,938
National American University Holdings, Inc.	1,829	7,133
School Specialty, Inc. (a)	1,586	4,774
Steiner Leisure Ltd. (a)	1,160	53,163
Stewart Enterprises, Inc. Class A (d)	6,460	39,858
Strayer Education, Inc. (d)	941	84,549
		1,203,473
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	2,049	43,767
Ambassadors Group, Inc.	1,175	5,887
Ameristar Casinos, Inc.	2,526	47,236
Asia Entertainment & Resources Ltd. (d)	2,800	13,020
Benihana, Inc.	1,165	18,768
BJ's Restaurants, Inc. (a)	2,108	92,309
Bob Evans Farms, Inc.	2,352	95,350
Bravo Brio Restaurant Group, Inc. (a)	2,791	45,828
Buffalo Wild Wings, Inc. (a)	2,336	198,817
Caesars Entertainment Corp. (d)	11,449	138,991
Caribou Coffee Co., Inc. (a)	1,897	22,574
Carrols Restaurant Group, Inc. (a)	1,559	9,510
Century Casinos, Inc. (a)	2,256	6,588
China Lodging Group Ltd. ADR (a)	1,825	21,608
Churchill Downs, Inc.	1,815	108,900
Cosi, Inc. (a)(d)	1,996	1,697
Cosi, Inc. rights 6/30/12 (a)	1,996	174
Cracker Barrel Old Country Store, Inc.	2,261	138,531
Ctrip.com International Ltd. sponsored ADR (a)(d)	13,651	251,178
Denny's Corp. (a)	13,909	59,948
Dunkin' Brands Group, Inc.	10,321	335,123
Einstein Noah Restaurant Group, Inc.	1,406	24,099
eLong, Inc. sponsored ADR (a)	893	12,056
Empire Resorts, Inc. (a)(d)	12,390	25,028
Famous Dave's of America, Inc. (a)	1,074	11,116
Fiesta Restaurant Group, Inc. (a)	1,559	19,020
Gaming Partners International Corp.	597	3,857
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,273	48,688
Icahn Enterprises LP	8,837	364,350
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	2,080	$ 37,190
International Speedway Corp. Class A	2,203	52,960
Interval Leisure Group, Inc.	4,229	70,413
Isle of Capri Casinos, Inc. (a)	3,470	18,565
Jack in the Box, Inc. (a)	3,535	91,380
Jamba, Inc. (a)	19,054	36,203
Lakes Entertainment, Inc. (a)	2,346	6,733
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	15,637	183,735
Monarch Casino & Resort, Inc. (a)	1,459	13,525
Morgans Hotel Group Co. (a)	2,367	10,628
MTR Gaming Group, Inc. (a)	1,922	9,572
Multimedia Games Holdng Co., Inc. (a)	2,225	28,057
P.F. Chang's China Bistro, Inc.	1,700	87,159
Panera Bread Co. Class A (a)	2,746	403,525
Papa John's International, Inc. (a)	2,041	94,947
Peet's Coffee & Tea, Inc. (a)	1,353	80,612
Penn National Gaming, Inc. (a)	7,623	350,277
PokerTek, Inc. (a)	228	221
Premier Exhibitions, Inc. (a)(d)	3,637	8,474
Red Robin Gourmet Burgers, Inc. (a)	1,253	40,096
Rick's Cabaret International, Inc. (a)	1,724	13,464
Ruth's Hospitality Group, Inc. (a)	3,483	22,848
Scientific Games Corp. Class A (a)	9,867	84,264
Shuffle Master, Inc. (a)	4,163	66,025
Sonic Corp. (a)	4,845	41,328
Starbucks Corp.	67,904	3,727,251
Texas Roadhouse, Inc. Class A	7,090	128,896
The Cheesecake Factory, Inc. (a)(d)	5,266	170,829
Town Sports International Holdings, Inc. (a)	1,521	17,811
Wendy's Co.	37,456	171,923
Wynn Resorts Ltd.	9,221	950,132
		9,183,061
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	8,733
Cavco Industries, Inc. (a)	539	22,719
CTI Industries Corp.	672	3,246
Deer Consumer Products, Inc. (d)	2,580	7,663
Dixie Group, Inc. (a)	767	2,715
Flexsteel Industries, Inc.	620	12,468
Garmin Ltd.	18,226	782,989
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	2,717	$ 85,531
Hooker Furniture Corp.	696	7,642
iRobot Corp. (a)	2,234	47,316
Lifetime Brands, Inc.	658	7,383
SGOCO Technology Ltd. (a)	1,000	1,550
Skullcandy, Inc. (a)(d)	2,168	28,444
SodaStream International Ltd. (a)(d)	1,510	46,810
Stanley Furniture Co., Inc. (a)	825	3,218
Universal Electronics, Inc. (a)	1,279	16,755
Zagg, Inc. (a)(d)	2,058	21,835
		1,107,017
Internet & Catalog Retail - 3.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	5,171
Amazon.com, Inc. (a)	41,155	8,762,311
Bidz.com, Inc. (a)	6,158	4,649
Blue Nile, Inc. (a)(d)	1,069	34,518
CafePress, Inc. (d)	1,330	18,500
dELiA*s, Inc. (a)	2,226	3,384
Expedia, Inc.	10,818	496,438
Gaiam, Inc. Class A (a)	1,930	7,701
Geeknet, Inc. (a)	449	8,104
Groupon, Inc. Class A (a)(d)	57,310	609,778
Hollywood Media Corp. (a)	3,540	4,460
HomeAway, Inc.	8,723	204,991
HSN, Inc.	5,337	207,609
Liberty Media Corp. Interactive Series A (a)	51,942	870,548
MakeMyTrip Ltd. (a)	4,155	55,054
Mecox Lane Ltd. ADR (a)	800	576
Netflix, Inc. (a)	4,953	314,218
NutriSystem, Inc.	9,303	95,356
Overstock.com, Inc. (a)(d)	2,066	13,739
PetMed Express, Inc.	1,606	18,324
Priceline.com, Inc. (a)	4,478	2,800,944
Shutterfly, Inc. (a)	2,697	74,356
TripAdvisor, Inc. (a)	10,804	463,276
U.S. Auto Parts Network, Inc. (a)	2,459	10,057
ValueVision Media, Inc. Class A (a)(d)	5,170	8,996
Vitacost.com, Inc. (a)	2,000	15,380
		15,108,438
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	819	$ 29,615
Black Diamond, Inc. (a)	4,678	42,102
Escalade, Inc.	749	4,045
Hasbro, Inc.	12,043	426,563
JAKKS Pacific, Inc.	2,005	37,072
Johnson Outdoors, Inc. Class A (a)	771	14,024
Mattel, Inc.	30,913	962,322
Smith & Wesson Holding Corp. (a)	5,026	33,875
Summer Infant, Inc. (a)	1,750	5,320
		1,554,938
Media - 6.1%
AirMedia Group, Inc. ADR (a)	3,030	6,878
AMC Networks, Inc. Class A	4,981	192,217
Beasley Broadcast Group, Inc. Class A (a)	689	4,141
Bona Film Group Ltd. sponsored ADR (a)	800	4,528
Carmike Cinemas, Inc. (a)	1,268	17,930
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	26,204
Charter Communications, Inc. Class A (a)	8,914	558,908
China Yida Holding Co. (a)(d)	1,936	1,781
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,079
Comcast Corp.:
Class A	187,897	5,432,102
Class A (special) (non-vtg.) (d)	56,326	1,617,683
Crown Media Holdings, Inc. Class A (a)(d)	28,919	42,511
CTC Media, Inc.	14,514	128,884
Cumulus Media, Inc. Class A (a)(d)	13,687	38,324
Daily Journal Corp. (a)	220	18,302
DialGlobal, Inc. (a)(d)	4,272	11,919
Digital Generation, Inc. (a)	2,136	20,313
DIRECTV (a)	60,874	2,705,849
Discovery Communications, Inc. (a)(d)	12,650	633,765
Discovery Communications, Inc.:
Class B (a)	715	35,779
Class C (non-vtg.) (a)	10,173	473,960
DISH Network Corp. Class A	19,200	538,368
DreamWorks Animation SKG, Inc. Class A (a)(d)	7,310	130,045
Emmis Communications Corp. Class A (a)	2,486	3,654
Fisher Communications, Inc. (a)	802	22,969
Focus Media Holding Ltd. ADR (d)	10,289	214,011
Global Sources Ltd. (a)	2,562	13,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	4,199	$ 4,913
Insignia Systems, Inc.	738	1,380
Knology, Inc. (a)	2,957	57,691
Lamar Advertising Co. Class A (a)	6,726	165,527
Liberty Global, Inc.:
Class A (a)	15,287	706,259
Class B (a)	247	10,908
Class C (a)	9,713	434,074
Liberty Media Corp. Capital Series A (a)	10,918	925,519
LodgeNet Entertainment Corp. (a)(d)	2,000	3,100
Madison Square Garden Co. Class A (a)	5,772	216,392
MDC Partners, Inc. Class A (sub. vtg.)	2,702	26,236
Morningstar, Inc.	5,043	282,105
National CineMedia, Inc.	4,109	55,430
Navarre Corp. (a)	2,626	4,149
New Frontier Media, Inc. (a)	2,838	4,910
News Corp.:
Class A	150,080	2,881,536
Class B	72,808	1,412,475
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	7,731
Outdoor Channel Holdings, Inc.	1,940	12,765
Radio One, Inc. Class D (non-vtg.) (a)	3,233	3,265
ReachLocal, Inc. (a)	2,328	23,490
Reading International, Inc. Class A (a)	2,789	16,037
Rentrak Corp. (a)	996	16,135
RRSat Global Communications Network Ltd.	1,296	6,117
Salem Communications Corp. Class A	1,009	4,853
Scholastic Corp.	2,270	61,177
Sinclair Broadcast Group, Inc. Class A	3,919	31,901
Sirius XM Radio, Inc. (a)	344,162	650,466
Spanish Broadcasting System, Inc. Class A (a)	311	958
SuperMedia, Inc. (a)(d)	1,700	4,403
Value Line, Inc.	658	8,061
Viacom, Inc.:
Class A	5,130	270,864
Class B (non-vtg.)	43,281	2,065,802
Virgin Media, Inc.	25,513	562,051
VisionChina Media, Inc. ADR (a)	5,356	5,142
WPP PLC sponsored ADR	2,185	130,729
		23,970,106
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	10,238	$ 1,056,357
Fred's, Inc. Class A	3,106	42,708
Gordmans Stores, Inc. (a)	1,550	27,606
Sears Holdings Corp. (a)(d)	9,671	477,747
The Bon-Ton Stores, Inc. (d)	1,410	7,417
Tuesday Morning Corp. (a)	4,055	16,950
		1,628,785
Specialty Retail - 2.3%
America's Car Mart, Inc. (a)	822	35,469
Ascena Retail Group, Inc. (a)	15,175	287,263
bebe Stores, Inc.	6,318	40,309
Bed Bath & Beyond, Inc. (a)	21,670	1,565,658
Big 5 Sporting Goods Corp.	1,981	12,896
Body Central Corp. (a)	1,200	17,580
Books-A-Million, Inc. (a)(d)	1,634	5,196
Cache, Inc. (a)	659	3,242
Casual Male Retail Group, Inc. (a)	2,971	9,062
Charming Shoppes, Inc. (a)	8,467	62,148
Citi Trends, Inc. (a)	1,148	15,865
Coldwater Creek, Inc. (a)	6,864	5,697
Conn's, Inc. (a)	2,376	41,556
Cost Plus, Inc. (a)	1,641	36,266
Destination Maternity Corp.	4,085	79,658
Finish Line, Inc. Class A	3,833	79,036
Francescas Holdings Corp. (a)	3,285	77,066
Golfsmith International Holdings, Inc. (a)	629	3,805
Hastings Entertainment, Inc. (a)(d)	1,374	2,844
Hibbett Sports, Inc. (a)	3,419	191,567
Hot Topic, Inc.	3,405	33,744
Jos. A. Bank Clothiers, Inc. (a)	2,565	113,783
Kirkland's, Inc. (a)	1,743	18,894
Mattress Firm Holding Corp. (d)	3,253	111,350
Monro Muffler Brake, Inc.	2,852	96,369
O'Reilly Automotive, Inc. (a)(d)	11,476	1,099,286
Orchard Supply Hardware Stores Corp. Class A	370	6,235
Pacific Sunwear of California, Inc. (a)(d)	4,706	6,730
Perfumania Holdings, Inc. (a)	1,858	14,492
PetSmart, Inc.	9,942	640,662
Rent-A-Center, Inc.	5,144	173,198
Ross Stores, Inc.	19,937	1,260,617
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
rue21, Inc. (a)	1,904	$ 50,418
Select Comfort Corp. (a)	7,050	192,888
Shoe Carnival, Inc. (a)	1,405	29,758
Staples, Inc.	63,353	832,458
Stein Mart, Inc. (a)	3,185	23,059
Tandy Leather Factory, Inc.	2,700	13,500
The Children's Place Retail Stores, Inc. (a)	1,978	90,929
Tractor Supply Co.	6,372	582,082
Trans World Entertainment Corp. (a)	1,445	4,378
Ulta Salon, Cosmetics & Fragrance, Inc.	5,364	479,381
Urban Outfitters, Inc. (a)	13,919	389,314
West Marine, Inc. (a)	2,166	22,570
Wet Seal, Inc. Class A (a)	7,436	21,118
Winmark Corp.	446	22,822
Zumiez, Inc. (a)	4,065	149,551
		9,051,769
Textiles, Apparel & Luxury Goods - 0.6%
Charles & Colvard Ltd. (a)	5,786	22,276
Cherokee, Inc.	881	10,651
Columbia Sportswear Co.	2,612	125,611
Crocs, Inc. (a)	7,973	134,823
Deckers Outdoor Corp. (a)(d)	3,429	190,892
Exceed Co. Ltd. (a)(d)	1,935	4,760
Fossil, Inc. (a)(d)	5,596	409,403
G-III Apparel Group Ltd. (a)	1,437	35,508
Heelys, Inc. (a)	1,200	2,532
Iconix Brand Group, Inc. (a)	6,859	102,748
Joe's Jeans, Inc. (a)	4,434	4,434
K-Swiss, Inc. Class A (a)	2,345	7,012
Kingold Jewelry, Inc. (a)(d)	2,507	6,443
Lacrosse Footwear, Inc.	760	8,284
LJ International, Inc. (a)(d)	2,378	3,282
lululemon athletica, Inc. (a)(d)	10,380	754,003
Perry Ellis International, Inc. (a)	1,086	20,428
R.G. Barry Corp.	1,275	16,397
Rocky Brands, Inc. (a)	1,005	13,296
Steven Madden Ltd. (a)	3,876	157,133
Tandy Brands Accessories, Inc. (a)	905	1,321
True Religion Apparel, Inc.	1,926	56,490
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)	3,107	$ 67,950
Wacoal Holdings Corp. sponsored ADR	189	10,609
		2,166,286
TOTAL CONSUMER DISCRETIONARY		66,660,507
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	5,280	20,698
Coca-Cola Bottling Co. CONSOLIDATED	560	34,311
Craft Brew Alliance, Inc. (a)	2,374	18,873
Jones Soda Co. (a)	1,719	516
MGP Ingredients, Inc.	1,799	5,919
Monster Beverage Corp. (a)	15,542	1,128,349
National Beverage Corp. (a)	5,220	75,481
Primo Water Corp. (a)(d)	1,600	1,984
		1,286,131
Food & Staples Retailing - 1.5%
Andersons, Inc.	2,027	88,276
Arden Group, Inc. Class A	231	19,064
Casey's General Stores, Inc.	3,727	211,060
Chefs' Warehouse Holdings (a)	1,520	28,956
China Jo-Jo Drugstores, Inc. (a)	1,100	1,155
Costco Wholesale Corp.	38,952	3,365,063
Fresh Market, Inc. (a)	4,398	255,612
Ingles Markets, Inc. Class A	1,211	18,904
Nash-Finch Co.	1,029	21,208
PriceSmart, Inc.	2,739	185,102
QKL Stores, Inc. (a)(d)	3,276	1,704
Spartan Stores, Inc.	1,954	32,730
Susser Holdings Corp. (a)	2,534	74,120
The Pantry, Inc. (a)	1,730	22,334
United Natural Foods, Inc. (a)	4,135	209,645
Village Super Market, Inc. Class A	428	10,700
Whole Foods Market, Inc. (d)	16,473	1,459,673
		6,005,306
Food Products - 0.4%
Alico, Inc.	753	18,388
Bridgford Foods Corp. (a)	433	4,083
Cal-Maine Foods, Inc.	1,661	59,032
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Calavo Growers, Inc.	1,103	$ 30,211
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	25,489
Diamond Foods, Inc. (d)	1,662	35,068
Farmer Brothers Co. (a)	1,539	10,527
GLG Life Tech Corp. (a)(d)	1,584	1,012
Green Mountain Coffee Roasters, Inc. (a)(d)	14,050	331,580
Griffin Land & Nurseries, Inc.	515	12,144
Hain Celestial Group, Inc. (a)	3,851	213,692
Imperial Sugar Co.	1,133	7,149
J&J Snack Foods Corp.	1,993	109,755
John B. Sanfilippo & Son, Inc. (a)	2,208	31,994
Lancaster Colony Corp.	2,271	152,884
Le Gaga Holdings Ltd. ADR (a)	950	4,845
Lifeway Foods, Inc.	1,830	18,062
Limoneira Co.	1,164	17,914
Origin Agritech Ltd. (a)	2,765	4,701
Sanderson Farms, Inc.	3,248	178,445
Seneca Foods Corp. Class A (a)	877	19,110
SkyPeople Fruit Juice, Inc. (a)	1,700	2,567
Smart Balance, Inc. (a)	4,903	29,075
Snyders-Lance, Inc.	6,167	159,047
SunOpta, Inc. (a)	4,632	27,885
Zhongpin, Inc. (a)(d)	3,093	29,229
		1,533,888
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	15,406
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	21,824
WD-40 Co.	1,339	62,638
		99,868
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	2,172	74,847
Inter Parfums, Inc.	2,383	37,413
Mannatech, Inc. (a)	170	850
Nature's Sunshine Products, Inc.	1,394	20,352
Neptune Technologies & Bioressources, Inc. (a)	6,363	23,718
Nutraceutical International Corp. (a)	889	13,299
Physicians Formula Holdings, Inc. (a)	1,230	3,838
Reliv International, Inc.	923	1,292
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Synutra International, Inc. (a)(d)	4,211	$ 20,802
The Female Health Co. (d)	3,903	21,935
		218,346
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	9,400	36,472
TOTAL CONSUMER STAPLES		9,180,011
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Bolt Technology Corp.	1,828	22,612
CE Franklin Ltd. (a)	5,721	70,069
Dawson Geophysical Co. (a)	534	12,122
ENGlobal Corp. (a)	1,250	2,250
Exterran Partners LP	4,995	98,551
Forbes Energy Services Ltd. (a)	1,723	8,632
Gulf Island Fabrication, Inc.	1,159	28,975
Hercules Offshore, Inc. (a)	11,486	38,019
Lufkin Industries, Inc.	2,425	139,365
Matrix Service Co. (a)	1,981	20,583
Mitcham Industries, Inc. (a)	966	18,257
Ocean Rig UDW, Inc. (United States) (d)	13,894	207,715
OYO Geospace Corp. (a)	502	46,581
Patterson-UTI Energy, Inc.	14,383	217,471
PHI, Inc. (non-vtg.) (a)	1,185	28,215
Recon Technology Ltd. (a)(d)	1,253	2,706
RigNet, Inc. (a)	1,200	18,732
Tesco Corp. (a)	2,917	35,062
TGC Industries, Inc.	1,318	12,350
Union Drilling, Inc. (a)	1,670	7,732
		1,035,999
Oil, Gas & Consumable Fuels - 1.0%
Abraxas Petroleum Corp. (a)(d)	7,394	20,407
Alliance Holdings GP, LP	5,881	244,473
Alliance Resource Partners LP	3,097	176,560
Amyris, Inc. (a)(d)	3,400	9,214
APCO Oil and Gas International, Inc.	685	15,597
Approach Resources, Inc. (a)(d)	3,366	94,349
ATP Oil & Gas Corp. (a)(d)	3,994	21,088
BioFuel Energy Corp. (a)	9,168	2,705
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BreitBurn Energy Partners LP	6,444	$ 106,970
Calumet Specialty Products Partners LP	4,952	110,529
Capital Product Partners LP	5,919	43,268
Carrizo Oil & Gas, Inc. (a)	5,817	128,614
Ceres, Inc.	1,717	18,114
Clayton Williams Energy, Inc. (a)	941	53,769
Clean Energy Fuels Corp. (a)(d)	7,740	105,341
Copano Energy LLC	6,979	187,037
CREDO Petroleum Corp. (a)	813	8,480
Crimson Exploration, Inc. (a)	5,112	20,295
Crosstex Energy LP	6,044	94,226
Crosstex Energy, Inc.	3,675	49,649
Dorchester Minerals LP	2,405	51,732
Double Eagle Petroleum Co. (a)	564	2,369
Eagle Rock Energy Partners LP	12,356	108,115
Energy XXI (Bermuda) Ltd. (d)	6,979	216,698
EV Energy Partners LP	3,524	180,711
FX Energy, Inc. (a)	3,870	18,847
GeoMet, Inc. (a)	2,493	773
Georesources, Inc. (a)	2,623	93,641
Gevo, Inc. (a)(d)	2,000	12,140
Golar LNG Ltd. (NASDAQ)	7,992	279,960
Golar LNG Partners LP	1,800	57,222
Green Plains Renewable Energy, Inc. (a)	2,634	18,675
Gulfport Energy Corp. (a)	5,093	94,119
Hallador Energy Co.	2,945	20,762
Isramco, Inc. (a)(d)	192	15,135
Ivanhoe Energy, Inc. (a)(d)	25,870	20,288
James River Coal Co. (a)(d)	2,824	7,088
KiOR, Inc. Class A	3,185	28,824
Knightsbridge Tankers Ltd. (d)	1,852	17,187
L&L Energy, Inc. (a)	2,643	3,938
Legacy Reserves LP	3,827	94,527
LINN Energy LLC/LINN Energy Finance Corp.	16,829	597,934
Magellan Petroleum Corp. (a)	4,557	5,104
Marine Petroleum Trust	339	7,665
Martin Midstream Partners LP	1,773	57,073
Memorial Production Partners LP	2,474	42,404
Mid-Con Energy Partners LP	2,281	45,962
Pacific Ethanol, Inc. (a)(d)	11,886	7,607
Petroleum Development Corp. (a)	2,433	60,436
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PostRock Energy Corp. (a)	1,147	$ 2,351
PrimeEnergy Corp. (a)	333	7,386
Renewable Energy Group, Inc.	4,128	28,648
Rex Energy Corp. (a)	5,334	53,660
Rosetta Resources, Inc. (a)	4,540	175,653
Sino Clean Energy, Inc. (a)	623	635
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (d)	4,572	50,109
StealthGas, Inc. (a)	5,088	28,289
Syntroleum Corp. (a)(d)	7,054	4,515
Top Ships, Inc. (a)	189	268
TORM A/S ADR (a)	347	108
TransGlobe Energy Corp. (a)	7,931	82,239
Uranium Resources, Inc. (a)(d)	6,787	4,745
US Energy Corp. (a)	3,179	7,153
Verenium Corp. (a)	1,612	5,771
Warren Resources, Inc. (a)	6,353	13,659
Westmoreland Coal Co. (a)	1,067	7,981
ZaZa Energy Corp. (a)(d)	7,543	24,213
Zion Oil & Gas, Inc. (a)(d)	3,214	6,846
Zion Oil & Gas, Inc. warrants 8/15/12 (a)	1,286	257
		4,182,107
TOTAL ENERGY		5,218,106
FINANCIALS - 6.8%
Capital Markets - 1.1%
American Capital Ltd. (a)	32,591	301,793
BGC Partners, Inc. Class A	10,962	65,334
Calamos Asset Management, Inc. Class A	1,792	19,497
Capital Southwest Corp.	1,149	100,503
Carlyle Group LP (d)	2,600	54,899
CIFI Corp. (a)	1,024	7,526
Cowen Group, Inc. Class A (a)	8,640	21,946
Diamond Hill Investment Group, Inc.	278	18,590
E*TRADE Financial Corp. (a)	25,325	215,009
Edelman Financial Group, Inc.	2,380	20,444
Epoch Holding Corp.	1,806	41,502
FBR Capital Markets Corp. (a)	5,452	14,502
Financial Engines, Inc. (a)	4,945	103,746
FirstCity Financial Corp. (a)	1,173	10,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Gleacher & Co., Inc. (a)(d)	12,422	$ 10,559
Harris & Harris Group, Inc. (a)	3,415	12,055
ICG Group, Inc. (a)	2,800	24,360
INTL FCStone, Inc. (a)	1,551	28,352
LPL Investment Holdings, Inc.	9,619	311,463
Medallion Financial Corp.	1,715	17,699
Northern Trust Corp.	21,844	943,224
Penson Worldwide, Inc. (a)	2,074	622
Prospect Capital Corp.	10,544	113,559
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,182	1,091
SEI Investments Co.	16,285	291,664
Siebert Financial Corp. (a)	2,067	3,266
T. Rowe Price Group, Inc.	22,364	1,287,943
U.S. Global Investments, Inc. Class A	870	4,359
Virtus Investment Partners, Inc. (a)	532	37,708
WisdomTree Investments, Inc. (a)	11,977	80,006
		4,163,755
Commercial Banks - 2.8%
1st Source Corp.	2,125	45,284
1st United Bancorp, Inc. (a)	2,920	16,819
Alliance Financial Corp.	376	11,803
American National Bankshares, Inc.	1,283	27,957
American River Bankshares (a)	684	4,980
Ameris Bancorp (a)	2,404	27,333
AmeriServ Financial, Inc. (a)	6,556	17,177
Ames National Corp.	710	14,420
Arrow Financial Corp.	1,869	44,594
Associated Banc-Corp.	14,890	188,507
BancFirst Corp.	1,242	47,109
Bancorp, Inc., Delaware (a)	3,061	27,824
BancTrust Financial Group, Inc. (a)	1,124	3,305
Bank of Kentucky Financial Corp.	771	18,481
Bank of Marin Bancorp	628	22,351
Bank of the Ozarks, Inc.	2,552	74,110
Banner Bank	1,488	28,570
BBCN Bancorp, Inc. (a)	6,841	73,814
BCB Bancorp, Inc.	1,563	15,989
Berkshire Bancorp, Inc. (a)	1,100	9,350
BNC Bancorp	1,039	8,031
BOK Financial Corp.	7,659	426,989
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	5,642	$ 50,891
Bridge Bancorp, Inc.	828	16,229
Bridge Capital Holdings (a)(d)	1,197	18,362
Bryn Mawr Bank Corp.	1,221	24,994
BSB Bancorp, Inc.	800	9,712
Camden National Corp.	695	22,407
Capital Bank Corp. (a)(d)	5,463	11,418
Capital City Bank Group, Inc. (d)	1,669	11,216
Cardinal Financial Corp.	2,084	23,758
Cascade Bancorp (a)(d)	3,128	17,204
Cathay General Bancorp	6,123	101,519
Center Bancorp, Inc.	1,687	17,393
Centerstate Banks of Florida, Inc.	2,198	15,914
Century Bancorp, Inc. Class A (non-vtg.)	620	17,341
Chemical Financial Corp.	2,040	41,473
Citizens & Northern Corp.	1,323	23,086
Citizens Republic Bancorp, Inc. (a)	3,414	55,512
City Holding Co.	1,241	39,935
CNB Financial Corp., Pennsylvania	1,343	20,051
CoBiz, Inc.	2,695	16,386
Colony Bankcorp, Inc. (a)	217	1,107
Columbia Banking Systems, Inc.	3,122	56,571
Commerce Bancshares, Inc.	7,472	289,465
Commonwealth Bankshares, Inc. (a)	311	3
Community Trust Bancorp, Inc.	1,314	43,401
CVB Financial Corp. (d)	8,004	87,164
Eagle Bancorp, Inc., Maryland (a)	1,872	30,027
East West Bancorp, Inc.	13,632	305,220
Eastern Virginia Bankshares, Inc. (a)	469	1,960
Encore Bancshares, Inc. (a)	828	17,065
Enterprise Bancorp, Inc.	972	15,445
Enterprise Financial Services Corp.	1,516	16,388
Farmers Capital Bank Corp. (a)	175	1,278
Farmers National Banc Corp.	9,657	58,618
Fidelity Southern Corp.	1,331	11,380
Fifth Third Bancorp	83,048	1,108,691
Financial Institutions, Inc.	990	16,177
First Bancorp, North Carolina	1,220	11,334
First Busey Corp.	7,187	33,348
First California Financial Group, Inc. (a)	3,569	24,198
First Citizen Bancshares, Inc.	1,382	232,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Community Bancshares, Inc.	1,290	$ 15,983
First Connecticut Bancorp, Inc.	1,300	16,939
First Financial Bancorp, Ohio	4,493	69,012
First Financial Bankshares, Inc. (d)	2,406	77,136
First Financial Corp., Indiana	1,005	28,190
First Financial Service Corp. (a)	413	1,363
First Interstate Bancsystem, Inc.	1,287	17,954
First M&F Corp.	2,803	11,913
First Merchants Corp.	8,690	101,934
First Midwest Bancorp, Inc., Delaware	5,604	56,544
First Niagara Financial Group, Inc.	30,985	250,049
First of Long Island Corp.	928	25,019
First Security Group, Inc. (a)	57	137
First South Bancorp, Inc., Virginia (a)	619	2,897
First United Corp. (a)	493	2,692
Firstbank Corp., Michigan	3,389	33,551
FirstMerit Corp.	9,776	155,438
FNB United Corp. (a)(d)	2,207	32,973
Fulton Financial Corp.	17,594	178,227
German American Bancorp, Inc.	1,177	21,551
Glacier Bancorp, Inc.	5,627	80,747
Great Southern Bancorp, Inc.	1,078	25,236
Green Bankshares, Inc. (a)	15,891	25,902
Grupo Financiero Galicia SA sponsored ADR (d)	3,399	15,397
Guaranty Bancorp (a)	7,930	14,829
Hampton Roads Bankshares, Inc. (a)(d)	2,439	3,415
Hampton Roads Bankshares, Inc. rights (a)	2,439	3,176
Hancock Holding Co.	7,401	225,656
Hanmi Financial Corp. (a)	3,531	33,156
Hawthorn Bancshares, Inc.	580	5,730
Heartland Financial USA, Inc.	1,256	23,864
Heritage Commerce Corp. (a)	2,406	14,821
Heritage Financial Corp., Washington	1,562	21,634
Heritage Oaks Bancorp (a)	13,399	65,923
Home Bancshares, Inc.	2,133	60,001
Huntington Bancshares, Inc.	75,771	495,542
IBERIABANK Corp.	2,259	109,539
Independent Bank Corp. (a)	135	466
Independent Bank Corp., Massachusetts	5,587	151,017
International Bancshares Corp.	5,204	96,118
Intervest Bancshares Corp. Class A (a)	2,142	8,118
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Investors Bancorp, Inc. (a)	10,544	$ 157,527
Lakeland Bancorp, Inc.	11,047	99,313
Lakeland Financial Corp.	1,444	37,096
LNB Bancorp, Inc.	836	5,217
Macatawa Bank Corp. (a)(d)	1,576	5,264
MainSource Financial Group, Inc.	1,798	19,886
MB Financial, Inc.	5,568	113,086
MBT Financial Corp. (a)	578	1,543
Mercantile Bank Corp. (a)	1,976	28,790
Merchants Bancshares, Inc.	610	16,141
Metro Bancorp, Inc. (a)	1,268	14,354
Metrocorp Bancshares, Inc. (a)	1,279	12,151
Middleburg Financial Corp.	1,115	17,840
MidWestOne Financial Group, Inc.	1,033	19,896
National Bankshares, Inc.	744	21,576
National Penn Bancshares, Inc.	14,080	125,453
NBT Bancorp, Inc.	2,710	53,848
NewBridge Bancorp (a)	1,464	6,251
North Valley Bancorp (a)	616	7,946
Northrim Bancorp, Inc.	787	17,109
Old Point Financial Corp.	453	5,164
Old Second Bancorp, Inc. (a)(d)	929	1,226
OmniAmerican Bancorp, Inc. (a)	1,053	20,828
Orrstown Financial Services, Inc.	901	6,830
Pacific Capital Bancorp NA (a)	3,293	149,996
Pacific Continental Corp.	1,605	14,445
Pacific Mercantile Bancorp (a)	1,383	8,713
PacWest Bancorp	4,057	92,540
Park Sterling Corp. (a)	2,400	10,680
Patriot National Bancorp, Inc. (a)(d)	2,549	4,639
Peapack-Gladstone Financial Corp.	1,047	15,558
Penns Woods Bancorp, Inc.	598	22,676
Peoples Bancorp, Inc.	991	18,601
Pinnacle Financial Partners, Inc. (a)	3,472	59,232
Popular, Inc. (a)	9,051	138,209
Porter Bancorp, Inc.	520	832
Preferred Bank, Los Angeles (a)	1,901	23,325
PremierWest Bancorp (a)(d)	661	965
PrivateBancorp, Inc.	5,561	81,914
Renasant Corp.	1,973	30,167
Republic Bancorp, Inc., Kentucky Class A	1,490	31,439
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic First Bancorp, Inc. (a)	1,871	$ 3,723
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	786
Rurban Financial Corp. (a)	723	4,201
S&T Bancorp, Inc.	2,197	37,722
S.Y. Bancorp, Inc.	1,269	28,603
Sandy Spring Bancorp, Inc.	2,008	35,722
SCBT Financial Corp.	1,235	41,854
Seacoast Banking Corp., Florida (a)(d)	10,180	15,372
Shore Bancshares, Inc.	765	4,475
Sierra Bancorp	1,527	13,728
Signature Bank (a)	3,724	228,691
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	33,720
Southcoast Financial Corp.	587	1,350
Southern Community Financial Corp. (a)	910	2,530
Southside Bancshares, Inc.	1,456	30,547
Southwest Bancorp, Inc., Oklahoma (a)	1,648	15,755
State Bank Financial Corp. (a)	2,700	45,495
StellarOne Corp.	1,819	21,974
Sterling Financial Corp., Washington (a)	9,150	163,968
Suffolk Bancorp (a)	1,100	13,013
Summit Financial Group, Inc. (a)	583	3,078
Sun Bancorp, Inc., New Jersey (a)	13,515	31,625
Susquehanna Bancshares, Inc.	18,440	177,577
SVB Financial Group (a)	4,268	254,629
Taylor Capital Group, Inc. (a)	2,397	35,667
Texas Capital Bancshares, Inc. (a)	2,903	112,578
The First Bancorp, Inc.	846	12,013
TIB Financial Corp. (a)	691	8,810
TowneBank (d)	2,354	29,237
Trico Bancshares	1,437	22,058
Trustmark Corp.	6,079	148,449
UMB Financial Corp.	3,733	182,058
Umpqua Holdings Corp.	8,625	110,659
Union/First Market Bankshares Corp.	1,847	25,784
United Bankshares, Inc., West Virginia	4,749	121,669
United Community Banks, Inc., Georgia (a)	3,021	24,863
United Security Bancshares, Inc. (a)	450	2,268
United Security Bancshares, California	1,023	2,312
Univest Corp. of Pennsylvania	1,663	26,641
Virginia Commerce Bancorp, Inc. (a)	3,098	25,559
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
VIST Financial Corp.	512	$ 5,791
Washington Banking Co., Oak Harbor	1,292	17,532
Washington Trust Bancorp, Inc.	1,289	30,369
WesBanco, Inc.	2,143	43,567
West Bancorp., Inc.	1,654	15,349
West Coast Bancorp (a)	1,495	28,106
Westamerica Bancorp.	2,659	118,884
Western Liberty Bancorp (a)	1,400	3,948
Wilshire Bancorp, Inc. (a)	5,053	25,316
Wintrust Financial Corp.	3,578	121,688
Yadkin Valley Financial Corp. (a)	667	1,888
Zions Bancorporation	15,819	301,036
		10,983,597
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)(d)	2,801	11,344
Consumer Portfolio Services, Inc. (a)	1,184	2,605
Credit Acceptance Corp. (a)	2,264	191,851
DFC Global Corp. (a)	3,378	55,669
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	108,513
First Cash Financial Services, Inc. (a)	3,005	112,567
Netspend Holdings, Inc. (a)	6,992	51,811
Nicholas Financial, Inc.	993	12,621
QC Holdings, Inc.	1,821	7,311
SLM Corp.	46,927	655,570
World Acceptance Corp. (a)(d)	1,195	81,786
		1,291,648
Diversified Financial Services - 0.6%
California First National Bancorp	901	13,632
CBOE Holdings, Inc.	7,628	192,607
CME Group, Inc.	5,985	1,541,556
Global Eagle Acquisition Corp. (a)	1,816	17,760
Hicks Acquisition Co. II, Inc. (a)	572	5,686
Interactive Brokers Group, Inc.	8,859	126,329
Life Partners Holdings, Inc.	1,553	3,572
MarketAxess Holdings, Inc.	3,622	116,954
Marlin Business Services Corp.	1,512	21,788
MicroFinancial, Inc.	4,210	33,680
NewStar Financial, Inc. (a)	3,787	42,339
PICO Holdings, Inc. (a)	1,834	40,641
Resource America, Inc. Class A	1,085	6,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.	14,819	$ 324,240
Universal Business Payment Solutions Acquisition Corp. (a)	3,116	18,945
		2,506,337
Insurance - 0.8%
21st Century Holding Co. (a)	878	3,573
Alterra Capital Holdings Ltd.	8,953	198,846
American National Insurance Co.	2,568	175,446
Amerisafe, Inc. (a)	1,368	37,470
Amtrust Financial Services, Inc. (d)	5,606	161,173
Arch Capital Group Ltd. (a)	10,978	419,689
Argo Group International Holdings, Ltd.	2,777	77,700
Baldwin & Lyons, Inc. Class B	1,289	27,391
Cincinnati Financial Corp.	13,729	495,342
CNinsure, Inc. ADR (a)	2,816	18,304
Donegal Group, Inc. Class A	1,525	22,677
Eastern Insurance Holdings, Inc.	468	7,188
eHealth, Inc. (a)	2,729	43,746
EMC Insurance Group	1,487	29,502
Enstar Group Ltd. (a)	1,082	98,592
Erie Indemnity Co. Class A	4,583	329,380
Global Indemnity PLC (a)	1,582	33,032
Greenlight Capital Re, Ltd. (a)	2,430	60,167
Hallmark Financial Services, Inc. (a)	1,598	11,378
Infinity Property & Casualty Corp.	923	49,528
Investors Title Co.	213	11,046
Kansas City Life Insurance Co.	3,380	105,388
Maiden Holdings Ltd.	7,077	57,607
National Interstate Corp.	1,751	43,670
National Western Life Insurance Co. Class A	280	35,398
Navigators Group, Inc. (a)	1,545	74,855
Presidential Life Corp.	2,652	23,364
Safety Insurance Group, Inc.	1,157	46,407
Selective Insurance Group, Inc.	5,832	98,561
State Auto Financial Corp.	5,058	69,042
Tower Group, Inc.	3,204	62,895
United Fire Group, Inc.	3,585	76,181
		3,004,538
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	25,603	836,450
American Capital Mortgage Investment Corp.	4,915	116,928
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Realty Capital Trust, Inc.	13,938	$ 148,858
Gladstone Commercial Corp.	1,389	22,002
Gyrodyne Co. of America, Inc. (a)	286	28,815
Investors Real Estate Trust	7,209	51,256
Mission West Properties, Inc.	1,926	16,198
Potlatch Corp.	3,907	111,975
Retail Opportunity Investments Corp.	4,650	55,893
Sabra Health Care REIT, Inc.	4,057	58,340
		1,446,715
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,954	113,058
AV Homes, Inc. (a)	1,147	12,904
China HGS Real Estate, Inc. (a)	4,000	3,040
China Housing & Land Development, Inc. (a)(d)	4,266	7,423
Elbit Imaging Ltd. (a)	2,178	4,901
FirstService Corp. (sub. vtg.) (a)	5,112	133,337
Stratus Properties, Inc. (a)	1,162	9,552
Thomas Properties Group, Inc.	2,004	9,499
Zillow, Inc. (d)	3,773	147,826
ZipRealty, Inc. (a)	624	930
		442,470
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	13,931
ASB Bancorp, Inc.	402	5,528
Atlantic Coast Financial Corp. (a)	130	267
Bank Mutual Corp.	4,433	15,250
BankFinancial Corp.	1,864	12,638
Beneficial Mutual Bancorp, Inc. (a)	6,631	57,358
Berkshire Hills Bancorp, Inc.	1,503	32,795
BofI Holding, Inc. (a)	882	16,564
Brookline Bancorp, Inc., Delaware	6,005	52,784
Camco Financial Corp. (a)	727	1,672
Cape Bancorp, Inc. (a)	2,034	16,679
Capitol Federal Financial, Inc.	13,728	159,931
CFS Bancorp, Inc.	2,034	11,085
Charter Financial Corp., Georgia	1,600	14,304
Chicopee Bancorp, Inc. (a)	942	13,537
Citizens South Banking Corp., Delaware	1,285	8,417
Clifton Savings Bancorp, Inc.	7,741	78,958
Dime Community Bancshares, Inc.	2,984	38,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Eagle Bancorp Montana, Inc.	1,310	$ 13,100
ESB Financial Corp.	1,496	18,625
ESSA Bancorp, Inc.	1,042	10,733
First Advantage Bancorp	905	11,991
First Defiance Financial Corp.	1,088	17,397
First Federal Bancshares of Arkansas, Inc. (a)	1,752	13,385
First Financial Holdings, Inc.	1,653	15,869
First Financial Northwest, Inc. (a)	1,666	12,695
First PacTrust Bancorp, Inc.	1,274	14,333
Flushing Financial Corp.	2,335	30,122
Fox Chase Bancorp, Inc.	5,833	74,779
Franklin Financial Corp./VA (a)	1,350	20,696
Heritage Financial Group, Inc.	1,347	16,541
HMN Financial, Inc. (a)	448	1,393
Home Federal Bancorp, Inc.	1,430	12,799
Home Loan Servicing Solutions Ltd.	1,100	14,718
HomeStreet, Inc.	953	31,449
Hudson City Bancorp, Inc.	48,666	301,729
Kaiser Federal Financial Group, Inc.	1,220	17,068
Kearny Financial Corp.	7,772	71,969
Louisiana Bancorp, Inc. (a)	851	13,352
LSB Financial Corp. (a)	136	2,369
Meridian Interstate Bancorp, Inc. (a)	2,072	27,247
MutualFirst Financial, Inc.	1,656	17,537
NASB Financial, Inc. (a)	486	7,970
Northeast Community Bancorp, Inc.	696	3,967
Northfield Bancorp, Inc. (d)	3,482	48,121
Northwest Bancshares, Inc.	8,086	92,746
OceanFirst Financial Corp.	1,772	24,985
Oritani Financial Corp.	4,328	59,250
People's United Financial, Inc.	31,855	370,474
Provident Financial Holdings, Inc.	1,514	16,351
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	6,434
Pulaski Financial Corp.	1,793	13,017
PVF Capital Corp. (a)	1,421	2,629
Riverview Bancorp, Inc. (a)	4,177	5,514
Rockville Financial, Inc.	3,776	42,480
Roma Financial Corp.	2,638	21,210
Severn Bancorp, Inc. (a)	677	2,173
SI Financial Group, Inc.	1,048	12,125
Territorial Bancorp, Inc.	974	20,873
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TFS Financial Corp. (a)	40,044	$ 375,212
Timberland Bancorp, Inc. (a)	4,139	19,743
Tree.com, Inc. (a)	969	8,750
Trustco Bank Corp., New York	11,125	57,628
United Community Financial Corp., Ohio (a)	1,934	4,042
United Financial Bancorp, Inc.	1,560	21,497
ViewPoint Financial Group	2,729	41,617
Washington Federal, Inc.	10,127	166,184
Waterstone Financial, Inc. (a)	2,022	7,987
Westfield Financial, Inc.	2,783	19,704
WSFS Financial Corp.	688	25,580
		2,830,828
TOTAL FINANCIALS		26,669,888
HEALTH CARE - 12.5%
Biotechnology - 6.3%
3SBio, Inc. sponsored ADR (a)	1,653	20,646
Aastrom Biosciences, Inc. (a)	2,172	4,322
Acadia Pharmaceuticals, Inc. (a)	2,336	3,224
Achillion Pharmaceuticals, Inc. (a)(d)	5,756	41,328
Acorda Therapeutics, Inc. (a)	3,497	76,899
Aegerion Pharmaceuticals, Inc. (a)	1,865	28,367
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,090	4,528
Affymax, Inc. (a)	3,457	48,882
Agenus, Inc. (a)	1,609	8,399
Alexion Pharmaceuticals, Inc. (a)	17,006	1,540,233
Alkermes PLC (a)	11,297	176,459
Allos Therapeutics, Inc. (a)	7,271	12,942
Alnylam Pharmaceuticals, Inc. (a)(d)	6,298	64,492
AMAG Pharmaceuticals, Inc. (a)	1,731	24,286
Amarin Corp. PLC ADR (a)(d)	11,799	139,818
Amgen, Inc.	71,446	4,966,926
Amicus Therapeutics, Inc. (a)	2,472	11,693
Amylin Pharmaceuticals, Inc. (a)	14,436	382,698
Anacor Pharmaceuticals, Inc. (a)	2,000	10,000
Anthera Pharmaceuticals, Inc. (a)	3,099	6,105
Ardea Biosciences, Inc. (a)	4,137	132,177
Arena Pharmaceuticals, Inc. (a)	16,224	108,539
ARIAD Pharmaceuticals, Inc. (a)	14,388	238,409
ArQule, Inc. (a)	4,918	29,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	14,003	$ 45,510
Arrowhead Research Corp. (a)(d)	535	2,140
AspenBio Pharma, Inc. (a)	301	136
Astex Pharmaceuticals, Inc. (a)	7,419	13,057
Athersys, Inc. (a)(d)	2,708	4,008
AVEO Pharmaceuticals, Inc. (a)	3,528	44,911
AVI BioPharma, Inc. (a)(d)	10,138	6,588
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)(d)	3,295	10,215
Biogen Idec, Inc. (a)	21,557	2,818,578
BioMarin Pharmaceutical, Inc. (a)	9,831	350,377
BioMimetic Therapeutics, Inc. (a)	2,643	6,660
Biosante Pharmaceuticals, Inc. (a)(d)	8,342	3,796
Biospecifics Technologies Corp. (a)	868	14,756
Burcon NutraScience Corp. (a)	2,165	14,359
Celgene Corp. (a)	39,585	2,701,676
Cell Therapeutics, Inc. (a)(d)	35,029	31,516
Celldex Therapeutics, Inc. (a)	6,996	29,173
Cepheid, Inc. (a)	6,611	250,094
Chelsea Therapeutics International Ltd. (a)	4,899	6,565
ChemoCentryx, Inc.	2,495	34,980
China Biologic Products, Inc. (a)(d)	1,711	14,663
Cleveland Biolabs, Inc. (a)	3,204	4,165
Clovis Oncology, Inc. (d)	4,841	86,218
Codexis, Inc. (a)(d)	3,083	9,619
Coronado Biosciences, Inc. (a)	3,308	20,013
Cubist Pharmaceuticals, Inc. (a)	5,192	208,303
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	30,237
Cyclacel Pharmaceuticals, Inc. (a)(d)	6,783	4,070
Cytokinetics, Inc. (a)	4,127	3,797
Cytori Therapeutics, Inc. (a)	4,179	9,277
CytRx Corp. (a)	820	3,124
Dendreon Corp. (a)(d)	11,871	83,097
Discovery Laboratories, Inc. (a)	618	1,625
DUSA Pharmaceuticals, Inc. (a)	2,662	13,736
Dyax Corp. (a)	6,344	11,800
Dynavax Technologies Corp. (a)(d)	21,622	81,515
EntreMed, Inc. (a)	899	1,672
Enzon Pharmaceuticals, Inc. (a)	3,917	25,186
Exact Sciences Corp. (a)	4,630	45,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)(d)	14,285	$ 66,140
Galena Biopharma, Inc. (a)	745	1,043
Genomic Health, Inc. (a)	2,164	73,122
Gentium SpA sponsored ADR (a)	532	4,921
GenVec, Inc. (a)	764	1,879
Geron Corp. (a)	8,872	11,622
Gilead Sciences, Inc. (a)	68,693	3,431,215
Grifols SA ADR (d)	18,470	156,441
GTx, Inc. (a)(d)	5,496	16,048
Halozyme Therapeutics, Inc. (a)	10,013	76,499
Horizon Pharma, Inc. (d)	1,500	6,000
Human Genome Sciences, Inc. (a)	20,707	282,029
Idenix Pharmaceuticals, Inc. (a)	8,308	75,104
Idera Pharmaceuticals, Inc. (a)	1,411	1,439
ImmunoGen, Inc. (a)	5,680	79,577
Immunomedics, Inc. (a)	5,451	18,097
Incyte Corp. (a)(d)	11,089	236,307
Infinity Pharmaceuticals, Inc. (a)	1,942	25,265
Insmed, Inc. (a)	2,201	6,207
InterMune, Inc. (a)	5,644	58,867
Ironwood Pharmaceuticals, Inc. Class A (a)	6,554	78,124
Isis Pharmaceuticals, Inc. (a)(d)	7,855	77,686
Keryx Biopharmaceuticals, Inc. (a)(d)	5,121	9,013
Lexicon Pharmaceuticals, Inc. (a)	36,007	57,251
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,504	18,845
General CVR	1,518	28
Glucagon CVR (a)	1,518	23
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights (a)	1,639	0
rights (a)	1,518	38
TR Beta CVR (a)	1,518	15
MannKind Corp. (a)(d)	9,598	17,468
Marshall Edwards, Inc. (a)	544	313
Maxygen, Inc. (a)	3,058	17,706
Medivation, Inc. (a)	3,340	281,328
Merrimack Pharmaceuticals, Inc.	7,250	49,808
Metabolix, Inc. (a)	2,402	4,804
Momenta Pharmaceuticals, Inc. (a)	5,798	79,954
Myrexis, Inc. (a)	2,341	5,642
Myriad Genetics, Inc. (a)	9,022	217,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nabi Biopharmaceuticals (a)	3,990	$ 6,145
Nanosphere, Inc. (a)	2,685	4,645
Neurocrine Biosciences, Inc. (a)	7,845	52,483
NeurogesX, Inc. (a)	1,369	500
NewLink Genetics Corp.	1,309	16,703
Novavax, Inc. (a)	7,440	9,449
NPS Pharmaceuticals, Inc. (a)	7,006	55,277
Nymox Pharmaceutical Corp. (a)	3,188	23,272
OncoGenex Pharmaceuticals, Inc. (a)	1,058	13,288
Oncolytics Biotech, Inc. (a)(d)	4,695	16,910
Oncothyreon, Inc. (a)(d)	3,910	14,193
ONYX Pharmaceuticals, Inc. (a)	5,478	250,783
OREXIGEN Therapeutics, Inc. (a)	3,466	11,576
Osiris Therapeutics, Inc. (a)(d)	2,459	15,565
OXiGENE, Inc. (a)	80	69
Oxygen Biotherapeutics, Inc. (a)	1,500	3,015
PDL BioPharma, Inc.	23,483	152,405
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	2,486
Pharmacyclics, Inc. (a)	5,881	184,781
Pluristem Therapeutics, Inc. (a)(d)	3,372	8,025
Progenics Pharmaceuticals, Inc. (a)	3,007	26,041
QLT, Inc. (a)	4,361	33,187
Raptor Pharmaceutical Corp. (a)	3,878	20,825
Regeneron Pharmaceuticals, Inc. (a)	8,315	1,127,930
Repligen Corp. (a)	3,646	14,912
Rigel Pharmaceuticals, Inc. (a)	8,710	64,715
Sangamo Biosciences, Inc. (a)(d)	4,425	19,647
Savient Pharmaceuticals, Inc. (a)	5,462	3,956
SciClone Pharmaceuticals, Inc. (a)	4,363	27,487
Seattle Genetics, Inc. (a)	10,102	196,787
SIGA Technologies, Inc. (a)	3,606	8,330
Sinovac Biotech Ltd. (a)	4,346	8,040
Spectrum Pharmaceuticals, Inc. (a)(d)	4,974	57,649
StemCells, Inc. (a)	1,913	1,358
Sunesis Pharmaceuticals, Inc. (a)(d)	2,845	8,279
Synageva BioPharma Corp. (a)	1,925	75,094
Synergy Pharmaceuticals, Inc. (a)	6,125	26,215
Synta Pharmaceuticals Corp. (a)(d)	3,543	17,042
Targacept, Inc. (a)	2,644	10,973
Telik, Inc. (a)	90	412
Theratechnologies, Inc. (a)	4,600	6,770
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	8,596	$ 177,851
Threshold Pharmaceuticals, Inc. (a)	5,054	37,046
Trius Therapeutics, Inc. (a)	7,463	38,285
United Therapeutics Corp. (a)	4,667	206,468
Vanda Pharmaceuticals, Inc. (a)	2,216	9,418
Verastem, Inc. (d)	1,409	14,146
Vertex Pharmaceuticals, Inc. (a)	19,092	1,146,284
Vical, Inc. (a)	13,722	40,068
XOMA Corp. (a)	1,862	4,450
Zalicus, Inc. (a)	9,513	9,037
ZIOPHARM Oncology, Inc. (a)(d)	4,831	24,831
		24,976,213
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,679	54,970
Abiomed, Inc. (a)(d)	2,746	55,826
Accuray, Inc. (a)	5,503	34,504
Align Technology, Inc. (a)(d)	6,899	215,456
Alphatec Holdings, Inc. (a)(d)	5,917	9,763
Analogic Corp.	1,339	88,294
Angiodynamics, Inc. (a)	2,144	25,814
Anika Therapeutics, Inc. (a)	1,002	13,627
ArthroCare Corp. (a)	3,211	84,064
Atricure, Inc. (a)	1,732	15,571
Atrion Corp.	170	34,148
BioLase Technology, Inc.	2,410	5,736
BSD Medical Corp. (a)	812	1,307
Cardica, Inc. (a)	1,278	2,313
Cardiovascular Systems, Inc. (a)	1,580	14,283
Cerus Corp. (a)	5,389	18,215
Conceptus, Inc. (a)	3,516	59,209
CONMED Corp.	2,243	60,090
Cutera, Inc. (a)	1,010	6,979
Cyberonics, Inc. (a)	2,180	84,039
Cynosure, Inc. Class A (a)	700	13,804
Delcath Systems, Inc. (a)(d)	3,168	4,720
DENTSPLY International, Inc.	13,074	483,738
DexCom, Inc. (a)	4,859	52,234
DynaVox, Inc. Class A (a)	830	1,062
EDAP TMS SA sponsored ADR (a)	1,813	3,354
Endologix, Inc. (a)	4,661	63,343
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Exactech, Inc. (a)	1,007	$ 16,374
Gen-Probe, Inc. (a)	4,001	323,721
Given Imaging Ltd. (a)	2,235	36,475
Hansen Medical, Inc. (a)(d)	11,167	26,354
HeartWare International, Inc. (a)	1,247	101,468
Hologic, Inc. (a)	23,133	387,709
ICU Medical, Inc. (a)	1,041	53,559
IDEXX Laboratories, Inc. (a)(d)	5,345	453,470
Imris, Inc. (a)	3,300	10,384
Insulet Corp. (a)	3,630	66,865
Integra LifeSciences Holdings Corp. (a)	2,187	77,660
Intuitive Surgical, Inc. (a)	3,536	1,849,682
IRIS International, Inc. (a)	1,884	20,083
Kensey Nash Corp.	812	31,221
LeMaitre Vascular, Inc.	1,743	9,709
Mako Surgical Corp. (a)(d)	4,572	103,830
Masimo Corp. (a)	5,644	106,164
Medical Action Industries, Inc. (a)	1,561	6,728
MELA Sciences, Inc. (a)(d)	1,612	4,288
Meridian Bioscience, Inc.	4,718	89,359
Merit Medical Systems, Inc. (a)	9,296	120,848
Natus Medical, Inc. (a)	2,216	24,819
Neogen Corp. (a)	2,120	82,553
NeuroMetrix, Inc. (a)	82	59
Novadaq Technologies, Inc. (a)	2,455	14,689
NuVasive, Inc. (a)	4,582	90,540
NxStage Medical, Inc. (a)	4,140	62,887
OraSure Technologies, Inc. (a)	3,377	34,952
Orthofix International NV (a)	1,423	53,932
Palomar Medical Technologies, Inc. (a)	1,877	15,617
PhotoMedex, Inc. (d)	1,894	23,808
Quidel Corp. (a)	2,300	36,156
Rochester Medical Corp. (a)	1,184	11,828
Rockwell Medical Technologies, Inc. (a)	1,656	14,093
RTI Biologics, Inc. (a)	5,687	20,416
Sirona Dental Systems, Inc. (a)	6,021	257,578
Solta Medical, Inc. (a)	4,423	11,544
Staar Surgical Co. (a)	2,835	24,069
Stereotaxis, Inc. (a)	5,673	1,418
SurModics, Inc. (a)	1,470	20,477
Synergetics USA, Inc. (a)	2,800	10,024
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Syneron Medical Ltd. (a)	2,826	$ 30,040
The Spectranetics Corp. (a)	2,907	28,692
ThermoGenesis Corp. (a)	1,101	1,024
Thoratec Corp. (a)	5,223	158,466
Tornier BV (a)	3,022	59,685
TranS1, Inc. (a)	1,691	4,955
Trinity Biotech PLC sponsored ADR	1,741	20,022
Unilife Corp. (a)(d)	5,294	22,076
Utah Medical Products, Inc.	362	12,344
Vascular Solutions, Inc. (a)	1,180	13,428
Volcano Corp. (a)	5,221	149,268
Winner Medical Group, Inc. (a)	1,800	6,660
Wright Medical Group, Inc. (a)	3,220	63,724
Young Innovations, Inc.	669	23,221
Zeltiq Aesthetics, Inc.	2,348	10,519
		6,817,997
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	2,654	47,507
Air Methods Corp. (a)	1,304	118,860
Almost Family, Inc. (a)	863	19,184
Amedisys, Inc. (a)	2,171	23,816
American CareSource Holdings, Inc. (a)	1,100	550
AmSurg Corp. (a)	3,341	91,276
Bio-Reference Laboratories, Inc. (a)	2,262	43,498
BioScrip, Inc. (a)	4,119	27,844
CardioNet, Inc. (a)	1,581	3,620
Catalyst Health Solutions, Inc. (a)	4,604	399,949
Chindex International, Inc. (a)	1,481	13,951
Corvel Corp. (a)	957	42,520
Cross Country Healthcare, Inc. (a)	3,098	14,065
Express Scripts Holding Co. (a)	72,731	3,795,831
Gentiva Health Services, Inc. (a)	2,288	12,836
Healthways, Inc. (a)	2,712	17,764
Henry Schein, Inc. (a)	8,122	603,546
HMS Holdings Corp. (a)	7,196	192,781
Integramed America, Inc. (a)	2,300	25,553
IPC The Hospitalist Co., Inc. (a)	1,313	45,942
LCA-Vision, Inc. (a)	1,176	5,374
LHC Group, Inc. (a)	1,484	24,857
LifePoint Hospitals, Inc. (a)	5,492	202,215
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc.	7,424	$ 170,232
Magellan Health Services, Inc. (a)	2,380	100,365
Medcath Corp. (a)	1,216	9,558
MModal, Inc. (a)	3,902	49,048
MWI Veterinary Supply, Inc. (a)	1,301	120,928
National Research Corp.	738	31,712
Patterson Companies, Inc.	10,127	336,621
PDI, Inc. (a)	1,717	12,792
Providence Service Corp. (a)	853	11,345
PSS World Medical, Inc. (a)	4,281	86,605
RadNet, Inc. (a)	2,333	5,599
Sharps Compliance Corp. (a)	2,640	8,448
Sun Healthcare Group, Inc. (a)	1,840	8,924
The Ensign Group, Inc.	1,539	39,091
U.S. Physical Therapy, Inc.	940	22,842
VCA Antech, Inc. (a)	7,769	167,344
		6,954,793
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	16,627	179,904
athenahealth, Inc. (a)(d)	2,995	217,707
Authentidate Holding Corp. (a)	3,564	2,673
Cerner Corp. (a)	15,544	1,211,810
Computer Programs & Systems, Inc.	840	45,696
Epocrates, Inc. (a)	1,700	12,886
HealthStream, Inc. (a)	3,395	71,702
iCAD, Inc. (a)	4,747	2,468
MedAssets, Inc. (a)	4,491	50,838
Medidata Solutions, Inc. (a)	1,894	53,524
Mediware Information Systems, Inc. (a)	1,963	27,482
Merge Healthcare, Inc. (a)	7,249	17,035
Omnicell, Inc. (a)	2,544	33,301
Quality Systems, Inc.	5,188	148,429
SXC Health Solutions Corp. (a)(d)	6,097	560,203
		2,635,658
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	5,223	24,757
Albany Molecular Research, Inc. (a)	3,021	7,824
Apricus Biosciences, Inc. (a)(d)	2,588	6,806
BG Medicine, Inc. (a)(d)	1,419	7,592
Bruker BioSciences Corp. (a)	14,289	211,906
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Combimatrix Corp. (a)	142	$ 142
Complete Genomics, Inc. (a)	2,200	5,126
Compugen Ltd. (a)(d)	3,805	13,432
eResearchTechnology, Inc. (a)	4,207	33,235
Fluidigm Corp. (a)	5,427	75,544
Furiex Pharmaceuticals, Inc. (a)	710	14,228
Harvard Bioscience, Inc. (a)	2,115	7,572
ICON PLC sponsored ADR (a)	7,304	156,817
Illumina, Inc. (a)(d)	12,061	519,347
Life Technologies Corp. (a)	15,743	644,046
Luminex Corp. (a)	6,417	142,137
Medtox Scientific, Inc. (a)	957	19,341
Pacific Biosciences of California, Inc. (a)(d)	4,115	9,711
PAREXEL International Corp. (a)	5,695	152,398
pSivida Corp. (a)(d)	1,100	2,178
PURE Bioscience, Inc. (a)	1,890	586
QIAGEN NV (a)(d)	21,674	346,784
Sequenom, Inc. (a)(d)	12,977	49,702
Techne Corp.	2,837	192,519
		2,643,730
Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	13,843
Akorn, Inc. (a)	7,462	101,856
Alexza Pharmaceuticals, Inc. (a)	4,285	1,564
Alimera Sciences, Inc. (a)(d)	2,500	6,850
Ampio Pharmaceuticals, Inc. (a)	2,700	8,721
Auxilium Pharmaceuticals, Inc. (a)	3,611	68,970
AVANIR Pharmaceuticals Class A (a)	8,701	25,842
Biodel, Inc. (a)	1,400	1,178
Cadence Pharmaceuticals, Inc. (a)	8,714	23,964
Cardiome Pharma Corp. (a)(d)	5,488	2,250
Columbia Laboratories, Inc. (a)	6,149	4,240
Corcept Therapeutics, Inc. (a)(d)	7,129	29,158
Cornerstone Therapeutics, Inc. (a)	1,844	9,958
Cumberland Pharmaceuticals, Inc. (a)	1,718	10,549
DepoMed, Inc. (a)	3,719	19,116
Durect Corp. (a)	8,664	7,005
Echo Therapeutics, Inc. (a)	2,817	5,380
Endo Pharmaceuticals Holdings, Inc. (a)	11,272	366,565
Endocyte, Inc. (a)(d)	3,058	19,663
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	2,626	$ 11,318
Hi-Tech Pharmacal Co., Inc. (a)	1,068	30,855
Impax Laboratories, Inc. (a)	6,334	131,304
Ista Pharmaceuticals, Inc. (a)	4,162	37,833
Jazz Pharmaceuticals PLC (a)	5,659	244,469
MAP Pharmaceuticals, Inc. (a)(d)	2,449	28,825
Mylan, Inc. (a)	38,891	842,768
Nektar Therapeutics (a)(d)	8,502	56,963
Novogen Ltd. sponsored ADR (a)	19	40
NuPathe, Inc. (a)(d)	1,000	3,170
Obagi Medical Products, Inc. (a)	1,285	15,921
Omeros Corp. (a)	2,026	20,746
Optimer Pharmaceuticals, Inc. (a)(d)	3,635	54,307
Pacira Pharmaceuticals, Inc. (a)	3,000	31,860
Pain Therapeutics, Inc. (a)	3,313	12,424
Perrigo Co.	8,285	860,729
Pozen, Inc. (a)	3,117	21,601
ProPhase Labs, Inc. (a)	1,566	1,629
Questcor Pharmaceuticals, Inc. (a)(d)	6,321	261,689
Repros Therapeutics, Inc. (a)	372	3,117
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	51,933
Salix Pharmaceuticals Ltd. (a)	5,063	262,314
Santarus, Inc. (a)	10,399	69,257
Shire PLC sponsored ADR	5,138	433,699
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	3,017
Somaxon Pharmaceuticals, Inc. (a)	2,940	822
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	8,085
The Medicines Company (a)	4,778	105,020
Transcept Pharmaceuticals, Inc. (a)	1,571	11,123
Ventrus Biosciences, Inc. (a)(d)	4,879	49,327
ViroPharma, Inc. (a)	6,151	123,881
VIVUS, Inc. (a)	9,400	233,026
Warner Chilcott PLC (a)	24,457	461,259
XenoPort, Inc. (a)	3,198	18,804
Zogenix, Inc. (a)(d)	8,170	14,706
		5,244,513
TOTAL HEALTH CARE		49,272,904
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,770	$ 61,716
American Science & Engineering, Inc.	697	33,770
API Technologies Corp. (a)	4,000	12,720
Ascent Solar Technologies, Inc. (a)	1,977	1,147
Astronics Corp. (a)	811	20,697
BE Aerospace, Inc. (a)	10,239	443,553
Ceradyne, Inc.	2,782	70,079
Elbit Systems Ltd.	3,870	128,561
GeoEye, Inc. (a)	1,723	33,013
Innovative Solutions & Support, Inc. (a)	1,668	5,888
KEYW Holding Corp. (a)(d)	1,900	17,518
Kratos Defense & Security Solutions, Inc. (a)	3,289	17,793
LMI Aerospace, Inc. (a)	964	15,135
Sypris Solutions, Inc.	1,434	8,461
Taser International, Inc. (a)	4,353	23,419
TAT Technologies Ltd.	863	3,763
		897,233
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	5,013	25,416
Atlas Air Worldwide Holdings, Inc. (a)	1,983	90,068
C.H. Robinson Worldwide, Inc.	14,742	858,869
Echo Global Logistics, Inc. (a)	1,882	32,013
Expeditors International of Washington, Inc.	19,529	746,984
Forward Air Corp.	2,253	71,488
Hub Group, Inc. Class A (a)	4,435	155,048
Pacer International, Inc. (a)	10,928	61,634
Park-Ohio Holdings Corp. (a)	752	13,874
UTI Worldwide, Inc.	9,320	145,765
		2,201,159
Airlines - 0.2%
Allegiant Travel Co. (a)	1,629	105,641
Hawaiian Holdings, Inc. (a)	4,459	25,773
JetBlue Airways Corp. (a)	22,278	116,514
Republic Airways Holdings, Inc. (a)	4,760	25,799
Ryanair Holdings PLC sponsored ADR (a)	11,928	366,190
SkyWest, Inc.	4,083	28,785
Spirit Airlines, Inc. (a)	6,116	126,051
		794,753
Building Products - 0.1%
AAON, Inc.	1,827	34,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
American Woodmark Corp.	1,276	$ 21,577
Apogee Enterprises, Inc.	2,050	30,299
Builders FirstSource, Inc. (a)(d)	6,715	26,591
China Ceramics Co. Ltd. (a)	1,500	4,350
Gibraltar Industries, Inc. (a)	2,751	28,115
Insteel Industries, Inc.	1,187	10,837
Nortek, Inc. (a)	1,085	52,004
PGT, Inc. (a)	4,454	11,536
Universal Forest Products, Inc.	2,353	88,590
US Home Systems, Inc.	272	2,331
		310,468
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	9,927
Acorn Energy, Inc.	1,217	10,746
Asset Acceptance Capital Corp. (a)	2,070	12,027
Asta Funding, Inc.	1,124	9,846
Casella Waste Systems, Inc. Class A (a)	2,025	10,247
CECO Environmental Corp.	977	6,917
Cintas Corp.	12,263	452,505
Copart, Inc. (a)	10,962	297,180
Courier Corp.	1,323	14,460
Encore Capital Group, Inc. (a)	1,873	45,402
EnerNOC, Inc. (a)	1,893	11,964
Fuel Tech, Inc. (a)	2,055	8,241
G&K Services, Inc. Class A	1,298	37,876
Guanwei Recycling Corp. (a)	1,400	1,288
Healthcare Services Group, Inc.	6,516	127,388
Heritage-Crystal Clean, Inc. (a)	1,021	19,971
Herman Miller, Inc.	5,712	105,558
Industrial Services of America, Inc. (a)	694	3,616
InnerWorkings, Inc. (a)(d)	3,775	44,507
Interface, Inc.	9,020	114,464
Intersections, Inc.	1,282	14,653
Kimball International, Inc. Class B	2,252	15,494
McGrath RentCorp.	1,837	46,384
Mobile Mini, Inc. (a)	3,376	46,386
Multi-Color Corp.	1,696	31,427
Perma-Fix Environmental Services, Inc. (a)	4,865	5,400
Portfolio Recovery Associates, Inc. (a)	1,314	90,811
R.R. Donnelley & Sons Co. (d)	16,421	176,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Standard Parking Corp. (a)	1,319	$ 25,074
Stericycle, Inc. (a)	7,819	682,286
Swisher Hygiene, Inc. (Canada) (a)(d)	13,534	26,933
Sykes Enterprises, Inc. (a)	3,627	54,586
Tetra Tech, Inc. (a)	7,015	175,305
United Stationers, Inc.	3,467	87,542
US Ecology, Inc.	1,521	26,176
Virco Manufacturing Co.	1,086	1,987
		2,851,264
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,185	50,227
Foster Wheeler AG (a)	9,190	164,409
Great Lakes Dredge & Dock Corp.	8,025	52,163
Integrated Electrical Services, Inc. (a)	652	2,165
Layne Christensen Co. (a)	1,467	27,506
MYR Group, Inc. (a)	1,479	22,496
Northwest Pipe Co. (a)	758	15,440
Primoris Services Corp.	3,816	45,754
Sterling Construction Co., Inc. (a)	1,382	12,438
UniTek Global Services, Inc. (a)	2,812	7,733
		400,331
Electrical Equipment - 0.2%
A123 Systems, Inc. (a)(d)	9,716	9,910
Active Power, Inc. (a)(d)	8,360	6,605
Altair Nanotechnologies, Inc. (a)(d)	3,678	2,464
American Superconductor Corp. (a)(d)	3,754	14,791
Broadwind Energy, Inc. (a)	8,190	2,457
Capstone Turbine Corp. (a)(d)	21,352	21,993
China BAK Battery, Inc. (a)(d)	3,906	2,738
China Recycling Energy Corp. (a)(d)	2,900	3,219
China Technology Development Group Corp. (a)	3,489	2,093
Coleman Cable, Inc.	1,787	15,368
Deswell Industries, Inc.	1,530	3,871
Ecotality, Inc. (a)	654	415
Encore Wire Corp. (d)	1,808	45,218
Enphase Energy, Inc. (d)	3,000	20,700
Franklin Electric Co., Inc.	2,237	109,434
FuelCell Energy, Inc. (a)	8,624	11,642
Fushi Copperweld, Inc. (a)(d)	2,905	20,103
Global Power Equipment Group, Inc.	1,441	26,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Highpower International, Inc. (a)	815	$ 815
Hoku Corp. (a)(d)	4,244	692
Hydrogenics Corp. (a)(d)	700	4,207
II-VI, Inc. (a)	6,186	116,915
Jinpan International Ltd.	1,698	12,531
Lihua International, Inc. (d)	1,829	9,822
Lime Energy Co. (a)	1,937	4,688
LSI Industries, Inc.	2,044	12,509
Nexxus Lighting, Inc. (a)	956	459
Ocean Power Technologies, Inc. (a)(d)	1,435	2,985
Plug Power, Inc. (a)(d)	631	726
Powell Industries, Inc. (a)	1,639	60,282
PowerSecure International, Inc. (a)	871	3,615
Preformed Line Products Co.	492	27,395
Satcon Technology Corp. (a)	10,653	3,644
Ultralife Corp. (a)	1,473	6,231
Valence Technology, Inc. (a)(d)	16,044	11,873
Vicor Corp.	2,510	15,110
		614,078
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,770	117,917
Machinery - 0.8%
Altra Holdings, Inc. (a)	2,183	36,609
American Railcar Industries, Inc. (a)	1,790	37,859
Astec Industries, Inc. (a)	1,872	51,386
Chart Industries, Inc. (a)	2,662	166,269
China Valves Technology, Inc. (a)(d)	2,643	3,832
Cleantech Solutions International, Inc. (a)	197	603
Columbus McKinnon Corp. (NY Shares) (a)	1,499	23,145
Commercial Vehicle Group, Inc. (a)	2,120	18,508
Dynamic Materials Corp.	1,149	19,395
Energy Recovery, Inc. (a)	3,989	8,935
Flow International Corp. (a)	3,549	10,470
FreightCar America, Inc.	1,099	21,793
Gencor Industries, Inc. (a)	519	3,654
Hardinge, Inc.	1,062	9,930
Hurco Companies, Inc. (a)	804	17,736
Key Technology, Inc. (a)	313	2,974
L.B. Foster Co. Class A	891	24,627
Lincoln Electric Holdings, Inc.	6,859	326,351
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Makita Corp. sponsored ADR	331	$ 11,204
MFRI, Inc. (a)	997	7,448
Middleby Corp. (a)	1,592	162,814
NN, Inc. (a)	1,502	11,595
Nordson Corp.	5,748	308,150
Omega Flex, Inc. (a)(d)	1,368	15,089
PACCAR, Inc.	33,017	1,240,449
PMFG, Inc. (a)	1,378	10,528
RBC Bearings, Inc. (a)	1,636	75,910
Shengkai Innovations, Inc. (a)(d)	1,025	861
SmartHeat, Inc. (a)(d)	380	1,535
Sun Hydraulics Corp. (d)	1,922	44,840
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	5,946
Class B (a)	262	1,234
TriMas Corp. (a)	3,886	77,759
Twin Disc, Inc.	850	16,201
Westport Innovations, Inc. (a)(d)	4,867	118,803
Woodward, Inc.	6,190	233,425
Wuhan General Group China Ltd. (a)	1,750	280
		3,128,147
Marine - 0.0%
DryShips, Inc. (a)(d)	33,095	73,140
Eagle Bulk Shipping, Inc. (a)(d)	1,119	3,368
Euroseas Ltd.	2,727	3,272
Euroseas Ltd. rights 6/15/12	1,212	121
FreeSeas, Inc. (a)	343	246
Newlead Holdings Ltd. (a)	1,300	2,119
Seanergy Martime Holdings Corp. (a)	799	1,862
Star Bulk Carriers Corp.	6,130	4,843
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	3,531
		92,502
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	778	36,177
Acacia Research Corp. - Acacia Technologies (a)	4,640	161,333
Advisory Board Co. (a)	1,604	155,379
Barrett Business Services, Inc.	849	16,768
CRA International, Inc. (a)	945	17,775
Exponent, Inc. (a)	1,070	50,525
Heidrick & Struggles International, Inc.	1,475	24,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hudson Global, Inc. (a)	2,817	$ 11,127
Huron Consulting Group, Inc. (a)	1,912	59,769
ICF International, Inc. (a)	1,607	36,158
Kelly Services, Inc. Class A (non-vtg.)	4,389	51,307
Kforce, Inc. (a)	3,428	45,695
Lightbridge Corp. (a)(d)	2,205	4,608
Odyssey Marine Exploration, Inc. (a)(d)	6,577	21,244
On Assignment, Inc. (a)	5,721	95,312
Pendrell Corp. (a)	14,775	17,139
RCM Technologies, Inc. (a)	2,327	13,217
Resources Connection, Inc.	3,700	44,400
RPX Corp.	4,530	60,385
Verisk Analytics, Inc. (a)	14,989	717,973
VSE Corp.	427	10,483
		1,650,994
Road & Rail - 0.5%
AMERCO	1,736	146,032
Arkansas Best Corp.	1,921	24,301
Avis Budget Group, Inc. (a)	9,894	146,926
Covenant Transport Group, Inc. Class A (a)	1,650	6,221
Frozen Food Express Industries, Inc. (a)	1,931	2,279
Heartland Express, Inc.	8,397	119,573
J.B. Hunt Transport Services, Inc.	10,075	575,585
Landstar System, Inc.	5,058	266,557
Marten Transport Ltd.	1,728	35,372
Old Dominion Freight Lines, Inc. (a)	4,887	212,878
P.A.M. Transportation Services, Inc.	668	7,602
Patriot Transportation Holding, Inc. (a)	1,246	25,580
Quality Distribution, Inc. (a)	2,343	24,883
Saia, Inc. (a)	1,454	31,450
Student Transportation, Inc.	9,179	61,054
Universal Truckload Services, Inc.	1,183	15,545
USA Truck, Inc. (a)	1,050	6,090
Vitran Corp., Inc. (a)	1,634	11,438
Werner Enterprises, Inc.	6,573	159,987
YRC Worldwide, Inc. (a)	547	3,309
Zipcar, Inc. (a)(d)	3,095	33,271
		1,915,933
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	17,666
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Ampal-American Israel Corp. Class A (a)	2,681	$ 456
Beacon Roofing Supply, Inc. (a)	5,911	146,888
DXP Enterprises, Inc. (a)	1,047	49,209
Essex Rental Corp. (a)(d)	2,219	7,167
Fastenal Co.	27,075	1,197,527
H&E Equipment Services, Inc. (a)	4,201	66,670
Houston Wire & Cable Co.	1,495	17,043
Lawson Products, Inc.	645	6,327
Rush Enterprises, Inc.:
Class A (a)	2,077	34,416
Class B (a)	1,009	13,722
Titan Machinery, Inc. (a)	1,583	48,836
Willis Lease Finance Corp. (a)	1,056	13,453
		1,619,380
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR (d)	550	8,085
TOTAL INDUSTRIALS		16,602,244
INFORMATION TECHNOLOGY - 52.5%
Communications Equipment - 5.5%
Acme Packet, Inc. (a)	5,495	125,726
ADTRAN, Inc.	5,498	160,707
Alliance Fiber Optic Products, Inc. (a)	3,007	24,417
Alvarion Ltd. (a)(d)	5,431	2,525
Ambient Corp. (a)(d)	1,100	10,714
Anaren, Inc. (a)	1,155	22,315
Arris Group, Inc. (a)	9,340	115,162
Aruba Networks, Inc. (a)	9,762	128,273
AudioCodes Ltd. (a)	2,694	4,957
Aviat Networks, Inc. (a)	4,784	12,391
Aware, Inc.	5,906	33,605
Bel Fuse, Inc.:
Class A	300	5,133
Class B (non-vtg.)	558	9,084
Black Box Corp.	1,429	31,981
Brocade Communications Systems, Inc. (a)	42,660	198,369
CalAmp Corp. (a)	2,414	14,798
Ceragon Networks Ltd. (a)	3,191	26,741
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,033
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)	8,090	$ 109,620
Cisco Systems, Inc.	487,225	7,956,384
Cogo Group, Inc. (a)	3,330	6,560
Comtech Telecommunications Corp.	1,521	43,926
Comverse Technology, Inc. (a)	21,845	133,473
Dialogic, Inc. (a)(d)	1,793	1,689
Digi International, Inc. (a)	2,136	19,309
Ditech Networks, Inc. (a)	1,208	991
DragonWave, Inc. (a)	2,480	7,663
EchoStar Holding Corp. Class A (a)	5,570	155,793
EMCORE Corp. (a)	1,475	6,048
EXFO, Inc. (sub. vtg.) (a)	2,252	13,278
Extreme Networks, Inc. (a)	7,442	27,759
F5 Networks, Inc. (a)	7,364	762,027
Finisar Corp. (a)	7,810	112,074
Gilat Satellite Networks Ltd. (a)	5,055	16,125
Globecomm Systems, Inc. (a)	1,887	20,002
Harmonic, Inc. (a)	8,706	38,219
Infinera Corp. (a)	8,141	52,184
InterDigital, Inc. (d)	3,501	86,440
Ituran Location & Control Ltd.	2,549	30,384
Ixia (a)	7,772	82,228
JDS Uniphase Corp. (a)(d)	20,318	206,228
KVH Industries, Inc. (a)	1,563	15,036
Loral Space & Communications Ltd.	1,633	98,470
Meru Networks, Inc. (a)(d)	1,641	2,544
Mitel Networks, Inc. (a)	3,745	14,830
NETGEAR, Inc. (a)	3,464	108,735
Network Engines, Inc. (a)	2,771	2,051
Network Equipment Technologies, Inc. (a)	1,783	1,961
NumereX Corp. Class A (a)	2,247	20,493
Oclaro, Inc. (a)	3,681	9,387
Oplink Communications, Inc. (a)	1,737	22,268
Opnext, Inc. (a)	6,299	6,488
Orckit Communications Ltd. (a)	1,533	552
Parkervision, Inc. (a)(d)	2,588	4,891
PC-Tel, Inc.	2,538	15,507
Performance Technologies, Inc. (a)	470	959
Polycom, Inc. (a)	15,783	180,558
Powerwave Technologies, Inc. (a)(d)	2,510	2,202
Procera Networks, Inc. (a)	1,075	22,468
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	152,877	$ 8,761,381
RADWARE Ltd. (a)	1,538	58,967
Research In Motion Ltd. (a)(d)	46,252	477,783
Riverbed Technology, Inc. (a)	14,447	236,931
ShoreTel, Inc. (a)	3,356	14,062
Sierra Wireless, Inc. (a)	2,705	24,356
Silicom Ltd. (a)	1,049	14,655
Sonus Networks, Inc. (a)	31,557	76,684
Sycamore Networks, Inc. (a)	2,247	29,795
Symmetricom, Inc. (a)	3,327	18,132
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	20,272	171,907
Telestone Technologies Corp. (a)(d)	578	1,052
Tellabs, Inc.	36,061	131,983
Telular Corp.	2,245	16,838
Tessco Technologies, Inc.	550	10,538
Ubiquiti Networks, Inc. (d)	8,397	156,604
UTStarcom Holdings Corp. (a)	13,965	17,317
ViaSat, Inc. (a)	3,720	156,314
Westell Technologies, Inc. Class A (a)	3,694	7,979
Wi-Lan, Inc.	14,813	72,570
Zhone Technologies, Inc. (a)	2,208	1,855
		21,804,438
Computers & Peripherals - 13.8%
Apple, Inc. (a)	84,410	48,766,164
Avid Technology, Inc. (a)(d)	2,987	21,327
Concurrent Computer Corp. (a)	867	3,529
Cray, Inc. (a)	3,431	36,643
Datalink Corp. (a)	1,800	17,856
Dell, Inc. (a)	162,542	2,004,143
Dot Hill Systems Corp. (a)	4,517	5,556
Electronics for Imaging, Inc. (a)	4,305	63,456
Hutchinson Technology, Inc. (a)(d)	1,552	3,151
iGO, Inc. (a)	2,072	1,181
Immersion Corp. (a)	2,166	12,151
Intevac, Inc. (a)	1,753	13,235
Logitech International SA (a)(d)	16,274	166,483
NetApp, Inc. (a)	32,113	955,683
Novatel Wireless, Inc. (a)	2,420	5,009
OCZ Technology Group, Inc. (a)(d)	4,861	21,777
Overland Storage, Inc. (a)	3,560	7,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Presstek, Inc. (a)	2,467	$ 1,283
QLogic Corp. (a)	9,664	131,527
Rimage Corp.	799	6,136
SanDisk Corp. (a)	22,450	734,115
Seagate Technology	40,967	959,857
Silicon Graphics International Corp. (a)(d)	2,401	14,142
Smart Technologies, Inc. Class A (a)	3,897	5,027
STEC, Inc. (a)	3,803	26,849
Stratasys, Inc. (a)	1,677	79,691
Super Micro Computer, Inc. (a)	4,382	69,849
Synaptics, Inc. (a)	2,571	68,954
Transact Technologies, Inc. (a)	1,837	13,741
Xyratex Ltd.	2,115	24,196
		54,240,401
Electronic Equipment & Components - 1.2%
Agilysys, Inc. (a)	2,256	16,424
Audience, Inc.	2,217	39,285
BrightPoint, Inc. (a)	5,395	26,274
Cognex Corp.	4,749	166,168
Coherent, Inc. (a)	2,147	94,769
Daktronics, Inc.	3,527	23,102
DDi Corp.	1,501	19,498
Digital Ally, Inc. (a)	1,439	763
DTS, Inc. (a)	1,270	35,090
Echelon Corp. (a)	3,399	11,998
Electro Rent Corp.	2,014	27,874
Electro Scientific Industries, Inc.	4,034	44,495
FARO Technologies, Inc. (a)	1,765	81,419
FEI Co. (a)	2,952	135,113
Flextronics International Ltd. (a)	66,802	428,869
FLIR Systems, Inc.	13,269	283,028
Frequency Electronics, Inc. (a)	801	6,280
GSI Group, Inc. (a)	2,459	28,549
GTSI Corp. (a)	1,108	8,554
HLS Systems International Ltd. (a)	6,494	58,316
Identive Group, Inc. (a)	4,784	6,076
Insight Enterprises, Inc. (a)	3,642	54,229
IPG Photonics Corp. (a)	4,141	177,235
Itron, Inc. (a)	3,433	123,004
KEY Tronic Corp. (a)	2,433	23,576
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LeCroy Corp. (a)	1,187	$ 16,844
Littelfuse, Inc.	1,963	112,951
LoJack Corp. (a)	1,208	3,878
LRAD Corp. (a)(d)	2,260	2,961
Magal Security Systems Ltd. (a)	1,252	4,833
Maxwell Technologies, Inc. (a)	2,392	16,577
Measurement Specialties, Inc. (a)	1,117	36,492
Mercury Computer Systems, Inc. (a)	2,318	27,468
Mesa Laboratories, Inc.	635	28,416
MicroVision, Inc. (a)(d)	1,233	3,267
MOCON, Inc.	1,486	23,167
Molex, Inc.	8,080	186,406
Molex, Inc. Class A (non-vtg.)	6,750	133,245
MTS Systems Corp.	1,471	56,869
Multi-Fineline Electronix, Inc. (a)	1,849	45,800
National Instruments Corp.	10,409	271,050
Neonode, Inc. (a)	3,560	20,434
NetList, Inc. (a)	1,689	3,902
Newport Corp. (a)	2,741	32,590
Orbotech Ltd. (a)	5,875	59,279
OSI Systems, Inc. (a)	2,116	135,043
PC Connection, Inc.	2,121	19,047
PC Mall, Inc. (a)	1,383	7,427
Perceptron, Inc. (a)	784	4,116
Planar Systems, Inc. (a)	480	888
Plexus Corp. (a)	2,925	81,900
Power-One, Inc. (a)	14,863	61,681
RadiSys Corp. (a)	1,899	11,090
Research Frontiers, Inc. (a)	1,108	3,756
Richardson Electronics Ltd.	1,588	18,341
Rofin-Sinar Technologies, Inc. (a)	3,325	66,001
Sanmina-SCI Corp. (a)	8,739	62,134
ScanSource, Inc. (a)	2,106	63,117
Tech Data Corp. (a)	3,687	175,538
Trimble Navigation Ltd. (a)	11,640	549,001
TTM Technologies, Inc. (a)	14,102	130,302
Universal Display Corp. (a)(d)	4,135	116,400
Viasystems Group, Inc. (a)	1,655	31,793
Zygo Corp. (a)	1,222	20,261
		4,564,253
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 7.9%
21Vianet Group, Inc. ADR (a)	2,376	$ 27,514
Akamai Technologies, Inc. (a)	16,134	473,372
Ancestry.com, Inc. (a)(d)	4,604	99,170
Angie's List, Inc.	4,300	54,911
Autobytel, Inc. (a)	3,159	2,274
Baidu.com, Inc. sponsored ADR (a)	24,579	2,894,669
Bazaarvoice, Inc. (d)	8,538	147,622
Brightcove, Inc.	1,928	24,447
BroadVision, Inc. (a)	599	6,787
Carbonite, Inc. (d)	1,932	14,896
China Finance Online Co. Ltd. ADR (a)(d)	2,033	3,070
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	15,648
comScore, Inc. (a)	3,739	67,863
Constant Contact, Inc. (a)	3,257	65,954
Cornerstone OnDemand, Inc. (a)	6,255	125,413
CoStar Group, Inc. (a)	2,372	175,267
CryptoLogic Ltd. (a)(d)	2,831	7,072
DealerTrack Holdings, Inc. (a)	4,200	114,660
Digital River, Inc. (a)	3,013	43,990
EarthLink, Inc.	8,516	68,724
EasyLink Services International Corp. (a)	5,778	41,544
eBay, Inc. (a)	116,278	4,556,935
eGain Communications Corp. (a)(d)	3,510	13,443
Equinix, Inc. (a)	4,197	684,573
Facebook, Inc. Class A (d)	57,543	1,704,999
FriendFinder Networks, Inc. (a)(d)	2,000	2,240
GigaMedia Ltd. (a)	5,039	5,593
Google, Inc. Class A (a)	23,311	13,540,427
IAC/InterActiveCorp	6,425	288,611
InfoSpace, Inc. (a)	3,338	42,593
Internap Network Services Corp. (a)	4,621	32,948
Internet Initiative Japan, Inc. sponsored ADR	728	6,960
iPass, Inc. (a)	4,991	12,577
j2 Global, Inc.	3,695	89,382
Keynote Systems, Inc.	1,401	20,244
KIT Digital, Inc. (a)	3,302	10,765
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,482
Limelight Networks, Inc. (a)	7,958	21,646
Liquidity Services, Inc. (a)	2,653	169,500
LivePerson, Inc. (a)	4,012	69,247
Local.com Corp. (a)	545	1,308
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)	1,878	$ 60,190
Marchex, Inc. Class B (d)	2,468	8,835
Market Leader, Inc. (a)	3,144	14,148
MercadoLibre, Inc.	3,790	266,210
Move, Inc. (a)	3,598	29,755
NetEase.com, Inc. sponsored ADR (a)	6,856	427,540
NIC, Inc.	5,424	58,959
Open Text Corp. (a)	5,278	255,251
OpenTable, Inc. (a)(d)	2,272	90,244
Perficient, Inc. (a)	2,306	26,127
Points International Ltd. (a)	1,800	20,286
QuinStreet, Inc. (a)	3,529	28,620
RADVision Ltd. (a)	1,551	18,302
RealNetworks, Inc.	2,721	24,081
Rediff.com India Ltd. sponsored ADR (a)	371	1,562
Remark Media, Inc. (a)	212	594
Responsys, Inc. (a)	5,878	60,367
Saba Software, Inc. (a)	3,198	26,703
SciQuest, Inc. (a)	2,059	32,409
Selectica, Inc. (a)	245	1,009
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	4,185
SINA Corp. (a)	6,461	344,177
Sohu.com, Inc. (a)(d)	3,285	145,985
SPS Commerce, Inc. (a)	1,000	27,640
Stamps.com, Inc. (a)	1,389	34,114
Support.com, Inc. (a)	3,686	9,473
Synacor, Inc. (d)	5,273	77,513
TechTarget, Inc. (a)	3,566	18,650
TheStreet.com, Inc.	1,783	2,906
Travelzoo, Inc. (a)(d)	1,276	29,756
Tudou Holdings Ltd. ADR	400	14,260
United Online, Inc.	7,238	28,590
Unwired Planet, Inc. (a)	8,604	20,305
ValueClick, Inc. (a)	6,749	118,377
Velti PLC (a)(d)	6,123	44,698
VeriSign, Inc.	13,588	519,469
VistaPrint Ltd. (a)(d)	3,485	118,072
Vocus, Inc. (a)	1,536	24,776
Web.com, Inc. (a)	5,556	88,452
WebMD Health Corp. (a)	5,245	120,792
WebMediaBrands, Inc. (a)	1,459	948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	108,860	$ 1,659,026
Yandex NV	14,704	293,051
Zix Corp. (a)	5,859	14,413
		30,962,160
IT Services - 2.0%
Acxiom Corp. (a)	7,793	109,648
Automatic Data Processing, Inc.	43,654	2,276,556
Cardtronics, Inc. (a)	3,515	98,490
Cass Information Systems, Inc.	787	28,985
China Information Technology, Inc. (a)(d)	1,650	1,733
Cognizant Technology Solutions Corp. Class A (a)	27,653	1,610,787
Computer Task Group, Inc. (a)	2,070	25,192
CSG Systems International, Inc. (a)	2,716	44,814
Dynamics Research Corp. (a)	900	5,625
Edgewater Technology, Inc. (a)	1,090	4,295
Euronet Worldwide, Inc. (a)	3,874	69,693
ExlService Holdings, Inc. (a)	3,384	73,331
Fiserv, Inc. (a)	12,510	843,549
Forrester Research, Inc.	1,711	55,231
Hackett Group, Inc. (a)	3,105	16,022
HiSoft Technology International Ltd. ADR (a)	1,960	25,578
iGate Corp. (a)	4,208	68,969
Information Services Group, Inc. (a)	2,794	3,744
Infosys Ltd. sponsored ADR	7,601	320,002
Innodata Isogen, Inc. (a)	1,720	9,580
Jack Henry & Associates, Inc.	9,725	321,022
Lionbridge Technologies, Inc. (a)	3,727	11,218
LML Payment Systems, Inc. (a)	2,787	5,267
ManTech International Corp. Class A	1,708	37,234
Mattersight Corp. (a)	1,970	13,810
ModusLink Global Solutions, Inc. (a)	3,600	16,164
NCI, Inc. Class A (a)	868	3,706
Newtek Business Services, Inc. (a)	2,552	3,471
Official Payments Holdings, Inc. (a)	2,301	10,032
Online Resources Corp. (a)	2,603	5,779
Paychex, Inc.	33,054	990,628
PFSweb, Inc. (a)	1,898	6,131
PRG-Schultz International, Inc. (a)	1,378	9,274
Rainmaker Systems, Inc. (a)	1,909	1,317
Sapient Corp.	15,685	172,535
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ServiceSource International, Inc. (a)	5,973	$ 71,676
Syntel, Inc.	3,849	215,159
Teletech Holdings, Inc. (a)	6,156	91,724
Virtusa Corp. (a)	2,080	30,430
Yucheng Technologies Ltd. (a)(d)	1,788	6,186
		7,714,587
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	6,541	218,927
Semiconductors & Semiconductor Equipment - 8.5%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	8,258
Advanced Energy Industries, Inc. (a)	3,336	45,536
Aixtron AG sponsored ADR (d)	368	5,413
Alpha & Omega Semiconductor Ltd. (a)	2,548	22,856
Altera Corp.	29,700	992,277
Amkor Technology, Inc. (a)(d)	14,975	70,832
Amtech Systems, Inc. (a)	792	3,580
ANADIGICS, Inc. (a)	5,180	10,308
Analog Devices, Inc.	26,239	954,312
Applied Materials, Inc.	118,612	1,225,262
Applied Micro Circuits Corp. (a)	5,170	27,608
ARM Holdings PLC sponsored ADR	13,471	316,434
ASM International NV unit (d)	4,838	165,750
ASML Holding NV	12,076	553,202
Atmel Corp. (a)	38,640	270,480
ATMI, Inc. (a)	2,419	48,404
AuthenTec, Inc. (a)	4,640	19,581
Avago Technologies Ltd.	22,410	741,771
Axcelis Technologies, Inc. (a)	7,148	7,934
AXT, Inc. (a)	2,879	11,084
Broadcom Corp. Class A	44,934	1,453,615
Brooks Automation, Inc.	7,616	71,362
BTU International, Inc. (a)	667	2,028
Cabot Microelectronics Corp.	1,790	56,099
Camtek Ltd. (a)	1,772	3,863
Canadian Solar, Inc. (a)(d)	3,257	9,543
Cascade Microtech, Inc. (a)	1,205	5,423
Cavium, Inc. (a)	6,586	159,447
Ceva, Inc. (a)	1,769	30,745
China Sunergy Co. Ltd. ADR (a)(d)	811	1,030
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,194	39,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cirrus Logic, Inc. (a)	5,694	$ 163,532
Cohu, Inc.	7,300	68,182
Cree, Inc. (a)(d)	10,371	260,001
Cymer, Inc. (a)	2,497	135,262
Cypress Semiconductor Corp.	17,678	233,173
Diodes, Inc. (a)	4,716	92,292
DSP Group, Inc. (a)	1,709	10,715
Entegris, Inc. (a)	13,615	104,972
Entropic Communications, Inc. (a)(d)	6,138	24,675
Exar Corp. (a)	3,484	27,349
Ezchip Semiconductor Ltd. (a)	2,049	75,731
First Solar, Inc. (a)(d)	8,383	105,290
FormFactor, Inc. (a)	3,771	22,588
FSI International, Inc. (a)	4,179	14,543
GSI Technology, Inc. (a)	2,209	9,057
GT Advanced Technologies, Inc. (a)	11,116	46,687
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	3,878
Himax Technologies, Inc. sponsored ADR	6,926	13,852
Hittite Microwave Corp. (a)	2,527	124,531
Ikanos Communications, Inc. (a)	7,650	6,694
Integrated Device Technology, Inc. (a)	11,612	63,750
Integrated Silicon Solution, Inc. (a)	2,319	21,706
Intel Corp.	449,258	11,608,827
Intermolecular, Inc.	3,000	19,440
Intersil Corp. Class A	14,332	151,203
IXYS Corp. (a)	2,709	28,065
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	8,664
KLA-Tencor Corp.	14,949	685,113
Kopin Corp. (a)	4,804	14,748
Kulicke & Soffa Industries, Inc. (a)	7,932	83,445
Lam Research Corp. (a)(d)	11,328	422,534
Lattice Semiconductor Corp. (a)	13,458	61,503
Linear Technology Corp. (d)	20,127	584,086
LTX-Credence Corp. (a)	3,814	27,079
M/A-COM Technology Solutions, Inc.	7,636	126,452
Marvell Technology Group Ltd.	53,321	668,112
Mattson Technology, Inc. (a)	3,129	5,538
Maxim Integrated Products, Inc.	26,480	666,237
Mellanox Technologies Ltd. (a)(d)	3,724	225,116
MEMSIC, Inc. (a)(d)	1,776	3,996
Micrel, Inc.	4,977	48,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	16,379	$ 508,077
Micron Technology, Inc. (a)	91,600	534,944
Microsemi Corp. (a)	7,355	129,889
Mindspeed Technologies, Inc. (a)	3,673	11,386
MIPS Technologies, Inc. (a)(d)	3,771	24,097
MKS Instruments, Inc.	4,764	124,579
Monolithic Power Systems, Inc. (a)	2,721	51,128
MoSys, Inc. (a)	2,523	7,594
Nanometrics, Inc. (a)	1,596	24,786
Nova Measuring Instruments Ltd. (a)	2,306	16,534
Novellus Systems, Inc. (a)	6,017	251,691
NVE Corp. (a)	362	18,820
NVIDIA Corp. (a)	58,535	727,590
NXP Semiconductors NV (a)(d)	21,773	459,628
O2Micro International Ltd. sponsored ADR (a)	3,450	15,042
Omnivision Technologies, Inc. (a)	4,352	70,415
ON Semiconductor Corp. (a)	44,486	299,836
PDF Solutions, Inc. (a)	2,091	18,505
Pericom Semiconductor Corp. (a)	2,086	16,396
Photronics, Inc. (a)	4,347	26,082
Pixelworks, Inc. (a)	3,092	7,266
PLX Technology, Inc. (a)	6,632	41,981
PMC-Sierra, Inc. (a)	22,033	140,571
Power Integrations, Inc.	2,234	91,170
QuickLogic Corp. (a)(d)	4,310	12,844
Rambus, Inc. (a)(d)	8,487	40,822
Ramtron International Corp. (a)	3,073	5,931
RDA Microelectronics, Inc. sponsored ADR (a)	1,650	17,309
RF Micro Devices, Inc. (a)	23,399	88,214
Rubicon Technology, Inc. (a)(d)	1,682	14,835
Rudolph Technologies, Inc. (a)	2,269	19,559
SemiLEDs Corp. (a)	2,000	6,360
Semtech Corp. (a)	5,462	131,580
Sigma Designs, Inc. (a)	2,862	17,115
Silicon Image, Inc. (a)	6,374	28,173
Silicon Laboratories, Inc. (a)	3,592	124,032
Silicon Motion Technology Corp. sponsored ADR (a)	2,572	34,825
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	49,752
Skyworks Solutions, Inc. (a)	16,358	439,376
Spreadtrum Communications, Inc. ADR (d)	4,936	88,354
Standard Microsystems Corp. (a)	1,802	66,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp. (a)(d)	11,780	$ 59,018
Supertex, Inc. (a)	1,164	21,639
Tessera Technologies, Inc.	3,863	52,498
Texas Instruments, Inc.	102,914	2,930,991
Tower Semiconductor Ltd. (a)	26,107	20,115
TranSwitch Corp. (a)	1,874	3,148
TriQuint Semiconductor, Inc. (a)	12,296	64,062
Ultra Clean Holdings, Inc. (a)	1,865	11,115
Ultratech, Inc. (a)	2,009	60,913
Veeco Instruments, Inc. (a)(d)	5,382	186,648
Vimicro International Corp. sponsored ADR (a)	1,883	1,808
Volterra Semiconductor Corp. (a)	1,860	51,671
Xilinx, Inc.	23,414	748,546
		33,416,255
Software - 13.6%
Accelrys, Inc. (a)	4,219	32,908
ACI Worldwide, Inc. (a)	4,458	170,251
Activision Blizzard, Inc.	102,475	1,203,057
Actuate Corp. (a)	4,500	30,060
Adobe Systems, Inc. (a)	45,764	1,420,972
Advent Software, Inc. (a)	5,185	135,277
Allot Communications Ltd. (a)	2,633	68,511
American Software, Inc. Class A	2,162	17,210
ANSYS, Inc. (a)	8,532	527,917
Ariba, Inc. (a)	8,757	393,452
AsiaInfo-Linkage, Inc. (a)(d)	7,921	83,963
Aspen Technology, Inc. (a)	8,799	194,458
Autodesk, Inc. (a)	20,443	654,585
AutoNavi Holdings Ltd. ADR (a)	1,567	17,315
Blackbaud, Inc.	3,406	88,045
BluePhoenix Solutions Ltd. (a)	285	618
BMC Software, Inc. (a)	14,580	617,026
Bottomline Technologies, Inc. (a)	3,622	64,761
BroadSoft, Inc. (a)	2,000	54,620
CA, Inc.	43,165	1,073,514
Cadence Design Systems, Inc. (a)	22,848	233,050
Callidus Software, Inc. (a)(d)	2,708	13,513
Changyou.com Ltd. (A Shares) ADR (a)	1,356	29,900
Check Point Software Technologies Ltd. (a)	19,128	980,119
China TransInfo Technology Corp. (a)	1,285	5,898
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cinedigm Digital Cinema Corp. (a)	4,170	$ 6,547
Citrix Systems, Inc. (a)	16,863	1,232,348
ClickSoftware Technologies Ltd.	2,678	22,977
CommVault Systems, Inc. (a)	3,775	176,934
Compuware Corp. (a)	18,718	168,462
Concur Technologies, Inc. (a)	5,071	313,641
Deltek, Inc. (a)	5,101	53,509
Descartes Systems Group, Inc. (a)	5,283	43,631
Digimarc Corp.	697	17,132
Ebix, Inc. (d)	2,948	51,295
Electronic Arts, Inc. (a)	31,195	424,876
Envivio, Inc.	4,709	39,509
EPIQ Systems, Inc.	2,750	30,333
ePlus, Inc. (a)	1,018	31,996
Evolving Systems, Inc.	1,208	6,668
FalconStor Software, Inc. (a)	4,107	11,007
Fortinet, Inc. (a)	13,475	286,344
Glu Mobile, Inc. (a)(d)	4,837	22,347
Gravity Co. Ltd. sponsored ADR (a)	3,519	6,827
Guidance Software, Inc. (a)	2,847	23,345
Informatica Corp. (a)	9,351	387,412
Interactive Intelligence Group, Inc. (a)	1,472	37,978
Intuit, Inc.	26,704	1,501,566
JDA Software Group, Inc. (a)	4,109	113,737
Jive Software, Inc.	5,310	88,943
KongZhong Corp. sponsored ADR (a)(d)	1,876	13,076
Magic Software Enterprises Ltd. (a)	2,459	14,262
Majesco Entertainment Co. (a)(d)	3,390	6,848
Manhattan Associates, Inc. (a)	1,715	81,463
Mentor Graphics Corp. (a)	8,512	120,019
MICROS Systems, Inc. (a)	7,173	378,447
Microsoft Corp.	758,514	22,141,024
MicroStrategy, Inc. Class A (a)	612	74,652
Mitek Systems, Inc. (a)	1,600	3,392
Monotype Imaging Holdings, Inc. (a)	2,744	37,593
Motricity, Inc. (a)(d)	3,200	2,048
Net 1 UEPS Technologies, Inc. (a)	3,713	32,340
NetScout Systems, Inc. (a)	3,314	66,446
NetSol Technologies, Inc. (a)	5,254	2,522
NICE Systems Ltd. sponsored ADR (a)	3,646	135,194
Nuance Communications, Inc. (a)	28,411	587,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc.	1,706	$ 42,599
Oracle Corp.	454,874	12,040,515
Parametric Technology Corp. (a)	10,498	212,060
Pegasystems, Inc.	3,459	107,194
Perfect World Co. Ltd. sponsored ADR Class B	3,211	32,720
Pervasive Software, Inc. (a)	1,282	9,102
Progress Software Corp. (a)	6,324	121,547
Proofpoint, Inc. (d)	2,500	35,675
QAD, Inc.:
Class A	1,432	17,742
Class B	472	5,900
QLIK Technologies, Inc. (a)	7,390	167,975
Quest Software, Inc. (a)	7,350	183,750
RealPage, Inc. (a)(d)	7,345	131,108
Retalix Ltd. (a)	2,087	41,740
Rovi Corp. (a)	9,870	241,124
SeaChange International, Inc. (a)	2,919	23,615
Shanda Games Ltd. sponsored ADR	6,211	26,459
Smith Micro Software, Inc. (a)	2,943	4,738
Sonic Foundry, Inc. (a)	478	3,389
Sourcefire, Inc. (a)	2,727	150,421
Splunk, Inc.	9,843	320,488
SRS Labs, Inc. (a)	1,406	12,724
SS&C Technologies Holdings, Inc. (a)	8,474	199,817
Symantec Corp. (a)	66,949	993,523
Synchronoss Technologies, Inc. (a)	3,905	69,939
Synopsys, Inc. (a)	14,015	414,143
Take-Two Interactive Software, Inc. (a)	7,553	87,011
Tangoe, Inc. (a)	2,651	51,191
TeleCommunication Systems, Inc. Class A (a)	4,258	6,302
TeleNav, Inc. (a)	3,300	19,833
The9 Ltd. sponsored ADR (a)(d)	1,168	5,992
THQ, Inc. (a)(d)	5,677	3,747
TIBCO Software, Inc. (a)	15,713	420,323
TigerLogic Corp. (a)(d)	4,013	8,628
TiVo, Inc. (a)	9,122	77,902
Trunkbow International Holdings Ltd. (a)(d)	2,500	3,000
Ultimate Software Group, Inc. (a)	2,429	195,122
Vasco Data Security International, Inc. (a)	3,123	21,830
Verint Systems, Inc. (a)	3,473	99,745
Versant Corp. (a)	1,149	11,145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)(d)	5,662	$ 5,662
Websense, Inc. (a)	3,069	57,022
Zynga, Inc. (d)	18,293	114,514
		53,706,490
TOTAL INFORMATION TECHNOLOGY		206,627,511
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	2,257	48,232
ADA-ES, Inc. (a)	693	18,150
American Pacific Corp. (a)	617	5,343
Balchem Corp.	2,360	68,534
Cereplast, Inc. (a)	820	361
Fuwei Films Holdings Co. Ltd. (a)	926	1,065
Gulf Resources, Inc. (a)(d)	3,255	5,371
Hawkins, Inc.	2,479	81,832
Innophos Holdings, Inc.	1,784	90,056
Innospec, Inc. (a)	2,724	71,995
KMG Chemicals, Inc.	1,079	18,429
Landec Corp. (a)	2,417	17,668
Material Sciences Corp. (a)	1,000	8,070
Methanex Corp.	8,004	223,804
Penford Corp. (a)	697	5,562
Senomyx, Inc. (a)	3,104	7,232
Sigma Aldrich Corp.	10,763	746,629
TPC Group, Inc. (a)	1,300	41,067
Yongye International, Inc. (a)(d)	4,112	12,048
Zoltek Companies, Inc. (a)	2,884	24,081
		1,495,529
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	2,530	30,436
China Advanced Construction Materials Group, Inc. (a)	1,617	2,571
United States Lime & Minerals, Inc. (a)	477	21,312
		54,319
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	19,095
Silgan Holdings, Inc.	6,114	255,565
UFP Technologies, Inc. (a)	1,423	23,138
		297,798
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Century Aluminum Co. (a)	7,076	$ 50,098
China Gerui Adv Mat Group Ltd. (a)	3,220	7,728
China Natural Resources, Inc. (a)	1,718	10,738
China Precision Steel, Inc. (a)(d)	3,260	848
Globe Specialty Metals, Inc.	7,665	89,834
Handy & Harman Ltd. (a)	2,127	28,204
Haynes International, Inc.	1,358	69,258
Horsehead Holding Corp. (a)	3,155	27,953
Kaiser Aluminum Corp.	1,455	69,825
Olympic Steel, Inc.	918	15,220
Pan American Silver Corp.	13,647	229,245
Randgold Resources Ltd. sponsored ADR	5,295	420,158
Royal Gold, Inc.	5,015	339,215
Schnitzer Steel Inds, Inc. Class A	3,899	101,686
Silver Standard Resources, Inc. (a)	6,917	76,087
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	2,782
Steel Dynamics, Inc.	19,034	200,618
Sutor Technology Group Ltd. (a)	5,943	4,996
Universal Stainless & Alloy Products, Inc. (a)	559	22,494
		1,766,987
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	4,130	26,721
Pope Resources, Inc. LP	396	19,364
		46,085
TOTAL MATERIALS		3,660,718
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	4,944	19,974
Alaska Communication Systems Group, Inc. (d)	3,895	7,712
Atlantic Tele-Network, Inc.	1,335	43,922
B Communications Ltd. (a)	2,234	10,098
Cbeyond, Inc. (a)	2,266	13,415
City Telecom (HK) Ltd. sponsored ADR	1,671	18,331
Cogent Communications Group, Inc. (a)	3,394	60,210
Consolidated Communications Holdings, Inc. (d)	2,653	39,132
Enternet Gold Golden Lines Ltd. (a)	1,546	5,303
FairPoint Communications, Inc. (a)(d)	1,850	10,064
Frontier Communications Corp. (d)	87,732	328,118
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)	3,238	$ 20,529
Globalstar, Inc. (a)(d)	22,812	8,272
Hawaiian Telcom Holdco, Inc. (a)	740	13,912
HickoryTech Corp.	1,808	17,303
inContact, Inc. (a)	17,612	92,111
Iridium Communications, Inc. (a)	7,393	62,767
Lumos Networks Corp.	1,653	16,943
Neutral Tandem, Inc. (a)	2,667	36,191
ORBCOMM, Inc. (a)	2,897	9,444
SureWest Communications	1,410	30,061
Towerstream Corp. (a)(d)	3,771	13,689
tw telecom, inc. (a)	13,156	305,088
VocalTec Communications Ltd. (a)(d)	1,700	24,463
Warwick Valley Telephone Co.	1,019	13,451
Windstream Corp.	53,578	501,490
		1,721,993
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	968	22,719
Boingo Wireless, Inc.	2,518	24,122
Clearwire Corp. Class A (a)(d)	35,238	42,638
Leap Wireless International, Inc. (a)	5,982	34,516
Linktone Ltd. sponsored ADR (a)	452	673
NII Holdings, Inc. (a)	14,837	170,922
NTELOS Holdings Corp.	2,909	55,678
Partner Communications Co. Ltd. ADR	1,446	6,709
SBA Communications Corp. Class A (a)	10,763	559,138
Shenandoah Telecommunications Co.	1,983	21,139
USA Mobility, Inc.	1,749	21,723
Vodafone Group PLC sponsored ADR	79,673	2,134,440
		3,094,417
TOTAL TELECOMMUNICATION SERVICES		4,816,410
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,718	77,533
Otter Tail Corp.	3,441	72,708
		150,241
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	23,051
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	3,632	$ 3,814
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,302	24,295
Cadiz, Inc. (a)	828	6,260
Connecticut Water Service, Inc.	871	24,205
Consolidated Water Co., Inc.	1,157	8,886
Middlesex Water Co.	1,342	24,451
Pure Cycle Corp. (a)	3,377	7,463
Tri-Tech Holding, Inc. (a)	664	3,061
York Water Co.	1,176	20,016
		118,637
TOTAL UTILITIES		295,743
TOTAL COMMON STOCKS (Cost $298,046,462)		389,004,042
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $8,731)	560	8,865
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 6/28/12 to 7/19/12 (e) (Cost $599,948)	$ 600,000	599,982
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	10,363,362	$ 10,363,362
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	16,617,419	16,617,419
TOTAL MONEY MARKET FUNDS (Cost $26,980,781)		26,980,781
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $325,635,922)		416,593,670
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(22,947,894)
NET ASSETS - 100%		$ 393,645,776
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME E-mini NASDAQ 100 Index Contracts	June 2012	$ 4,391,760	$ (79,149)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,032
Fidelity Securities Lending Cash Central Fund	358,620
Total	$ 364,652
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,660,507	$ 66,654,277	$ 174	$ 6,056
Consumer Staples	9,180,011	9,178,999	-	1,012
Energy	5,218,106	5,217,471	-	635
Financials	26,669,888	26,666,712	3,176	-
Health Care	49,272,904	49,272,904	-	-
Industrials	16,602,244	16,600,588	121	1,535
Information Technology	206,627,511	206,627,511	-	-
Materials	3,660,718	3,660,718	-	-
Telecommunication Services	4,816,410	4,816,410	-	-
Utilities	295,743	295,743	-	-
Investment Companies	8,865	8,865	-	-
U.S. Government and Government Agency Obligations	599,982	-	599,982	-
Money Market Funds	26,980,781	26,980,781	-	-
Total Investments in Securities:	$ 416,593,670	$ 415,980,979	$ 603,453	$ 9,238
Derivative Instruments:
Liabilities
Futures Contracts	$ (79,149)	$ (79,149)	$ -	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,496
Total Realized Gain (Loss)	(12,942)
Total Unrealized Gain (Loss)	(43,394)
Cost of Purchases	38,749
Proceeds of Sales	(1,102)
Amortization/Accretion	-
Transfers in to Level 3	25,431
Transfers out of Level 3	-
Ending Balance	$ 9,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (54,941)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (79,149)
Total Value of Derivatives	$ -	$ (79,149)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,030,077) - See accompanying schedule: Unaffiliated issuers (cost $298,655,141)	$ 389,612,889
Fidelity Central Funds (cost $26,980,781)	26,980,781
Total Investments (cost $325,635,922)		$ 416,593,670
Cash		66
Receivable for investments sold		2,388,155
Receivable for fund shares sold		617,924
Dividends receivable		494,835
Distributions receivable from Fidelity Central Funds		54,569
Prepaid expenses		147
Receivable from investment adviser for expense reductions		72,486
Other receivables		10,728
Total assets		420,232,580

Liabilities
Payable for investments purchased	$ 7,972,792
Payable for fund shares redeemed	1,671,772
Accrued management fee	80,020
Distribution and service plan fees payable	59,397
Payable for daily variation margin on futures contracts	37,465
Other affiliated payables	61,442
Other payables and accrued expenses	86,497
Collateral on securities loaned, at value	16,617,419
Total liabilities		26,586,804

Net Assets		$ 393,645,776
Net Assets consist of:
Paid in capital		$ 309,070,193
Undistributed net investment income		1,399,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,702,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,878,596
Net Assets, for 10,439,833 shares outstanding		$ 393,645,776
Net Asset Value, offering price and redemption price per share ($393,645,776 ÷ 10,439,833 shares)		$ 37.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,893,362
Interest		223
Income from Fidelity Central Funds (including $358,620 from security lending)		364,652
Total income		2,258,237

Expenses
Management fee	$ 435,873
Transfer agent fees	255,866
Distribution and service plan fees	108,808
Licensing fees	108,808
Accounting and security lending fees	71,271
Custodian fees and expenses	7,706
Independent trustees' compensation	1,087
Registration fees	18,372
Audit	27,258
Legal	393
Miscellaneous	1,475
Total expenses before reductions	1,036,917
Expense reductions	(400,446)	636,471
Net investment income (loss)		1,621,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(177,011)
Foreign currency transactions	12
Futures contracts	1,647,899
Total net realized gain (loss)		1,470,900
Change in net unrealized appreciation (depreciation) on: Investment securities	20,200,523
Assets and liabilities in foreign currencies	(9)
Futures contracts	(389,567)
Total change in net unrealized appreciation (depreciation)		19,810,947
Net gain (loss)		21,281,847
Net increase (decrease) in net assets resulting from operations		$ 22,903,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,621,766	$ 2,520,953
Net realized gain (loss)	1,470,900	(1,041,670)
Change in net unrealized appreciation (depreciation)	19,810,947	15,158,096
Net increase (decrease) in net assets resulting from operations	22,903,613	16,637,379
Distributions to shareholders from net investment income	(2,376,699)	(1,909,533)
Share transactions Proceeds from sales of shares	109,203,555	124,909,475
Reinvestment of distributions	2,275,159	1,821,297
Cost of shares redeemed	(49,566,340)	(110,586,151)
Net increase (decrease) in net assets resulting from share transactions	61,912,374	16,144,621
Redemption fees	78,861	104,833
Total increase (decrease) in net assets	82,518,149	30,977,300

Net Assets
Beginning of period	311,127,627	280,150,327
End of period (including undistributed net investment income of $1,399,926 and undistributed net investment income of $2,154,859, respectively)	$ 393,645,776	$ 311,127,627
Other Information Shares
Sold	2,790,532	3,529,453
Issued in reinvestment of distributions	67,074	51,933
Redeemed	(1,295,826)	(3,103,163)
Net increase (decrease)	1,561,780	478,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 35.04	$ 33.35	$ 28.54	$ 20.48	$ 35.88	$ 32.95
Income from Investment Operations
Net investment income (loss) D	.17	.28	.22	.18	.22	.18
Net realized and unrealized gain (loss)	2.76	1.63	4.73	8.07	(14.96)	3.07
Total from investment operations	2.93	1.91	4.95	8.25	(14.74)	3.25
Distributions from net investment income	(.27)	(.23)	(.15)	(.20)	(.18)	(.10)
Distributions from net realized gain	-	-	-	-	(.50)	(.25)
Total distributions	(.27)	(.23)	(.15)	(.20)	(.68)	(.35)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.02	.03
Net asset value, end of period	$ 37.71	$ 35.04	$ 33.35	$ 28.54	$ 20.48	$ 35.88
Total Return B, C	8.47%	5.74%	17.45%	40.70%	(41.83)%	10.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.58%	.58%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.89% A	.80%	.73%	.75%	.72%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 393,646	$ 311,128	$ 280,150	$ 220,902	$ 118,655	$ 190,571
Portfolio turnover rate F	13% A	12%	8%	3%	13%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite® Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 128,311,006
Gross unrealized depreciation	(39,959,306)
Net unrealized appreciation (depreciation) on securities and other investments	$ 88,351,700

Tax cost	$ 328,241,970

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,238,336)
2017	(260,007)
2018	(2,223,511)
2019	(70,840)
Total capital loss carryforward	$ (7,792,694)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $1,647,899 and a change in net unrealized appreciation (depreciation) of ($389,567) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,898,636 and $23,669,714, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Licensing Fees - continued

entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $496 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $400,426.

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

EIF-USAN-0712
1.802767.108

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended May 31, 2012

From June 1, 2007
to May 31, 2012	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	498	39.49%	390	30.93%
25 - <50	125	9.91%	95	7.53%
50 - <75	42	3.33%	36	2.85%
75 - <100	16	1.28%	12	0.96%
100 or above	23	1.82%	24	1.90%
Total	704	55.83%	557	44.17%

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.30%	$ 1,000.00	$ 1,083.90	$ 1.56
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.50	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	12.5	9.0
Microsoft Corp.	5.7	5.4
Google, Inc. Class A	3.5	3.9
Oracle Corp.	3.1	4.0
Intel Corp.	3.0	3.3
QUALCOMM, Inc.	2.3	2.3
Amazon.com, Inc.	2.3	2.2
Cisco Systems, Inc.	2.1	2.6
Comcast Corp. Class A	1.4	1.2
Amgen, Inc.	1.3	1.4
	37.2
Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.9	52.3
Consumer Discretionary	17.1	16.4
Health Care	12.7	12.6
Financials	6.8	6.9
Industrials	4.3	4.9
Consumer Staples	2.4	2.4
Energy	1.3	1.8
Telecommunication Services	1.2	1.3
Materials	0.9	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,201	$ 14,388
Ballard Power Systems, Inc. (a)(d)	5,238	6,086
China Automotive Systems, Inc. (a)(d)	1,041	4,164
China XD Plastics Co. Ltd. (a)	1,600	7,728
Dorman Products, Inc. (a)	867	41,737
Exide Technologies (a)	3,137	7,278
Federal-Mogul Corp. Class A (a)	4,086	45,641
Fuel Systems Solutions, Inc. (a)	840	12,600
Gentex Corp.	5,786	129,028
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	389	241
Shiloh Industries, Inc.	848	8,327
SORL Auto Parts, Inc. (a)	753	2,108
Spartan Motors, Inc.	1,724	7,758
		287,084
Automobiles - 0.1%
Kandi Technologies Corp. (a)	1,312	3,884
Tesla Motors, Inc. (a)(d)	4,147	122,337
		126,221
Distributors - 0.2%
Core-Mark Holding Co., Inc.	501	21,788
LKQ Corp. (a)	5,990	218,276
Pool Corp.	2,054	75,936
VOXX International Corp. (a)	1,612	15,894
Weyco Group, Inc.	640	14,950
		346,844
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	838	23,824
Apollo Group, Inc. Class A (non-vtg.) (a)	4,868	154,900
Ascent Capital Group, Inc. (a)	533	27,919
Cambium Learning Group, Inc. (a)	1,516	1,865
Capella Education Co. (a)	742	22,787
Career Education Corp. (a)	3,544	23,178
ChinaCast Education Corp. (a)	1,493	1,583
Coinstar, Inc. (a)	1,366	83,913
Corinthian Colleges, Inc. (a)	3,558	9,749
Education Management Corp. (a)	5,390	42,150
Grand Canyon Education, Inc. (a)	1,872	33,921
Learning Tree International, Inc. (a)	1,046	4,268
Lincoln Educational Services Corp.	1,130	6,554
Matthews International Corp. Class A	1,408	42,409
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
National American University Holdings, Inc.	793	$ 3,093
School Specialty, Inc. (a)	800	2,408
Steiner Leisure Ltd. (a)	672	30,798
Stewart Enterprises, Inc. Class A	4,438	27,382
Strayer Education, Inc.	489	43,937
		586,638
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	1,105	23,603
Ambassadors Group, Inc.	1,051	5,266
Ameristar Casinos, Inc.	1,264	23,637
Asia Entertainment & Resources Ltd. (d)	1,600	7,440
Benihana, Inc.	418	6,734
BJ's Restaurants, Inc. (a)	1,280	56,051
Bob Evans Farms, Inc.	1,424	57,729
Bravo Brio Restaurant Group, Inc. (a)	533	8,752
Buffalo Wild Wings, Inc. (a)	678	57,705
Caesars Entertainment Corp. (d)	4,970	60,336
Caribou Coffee Co., Inc. (a)	678	8,068
Carrols Restaurant Group, Inc. (a)	736	4,490
Century Casinos, Inc. (a)	1,121	3,273
China Lodging Group Ltd. ADR (a)	960	11,366
Churchill Downs, Inc.	861	51,660
Cosi, Inc. (a)(d)	3,046	2,589
Cosi, Inc. rights 6/30/12 (a)	3,046	265
Cracker Barrel Old Country Store, Inc.	950	58,207
Ctrip.com International Ltd. sponsored ADR (a)	6,104	112,314
Denny's Corp. (a)	5,857	25,244
Dunkin' Brands Group, Inc.	5,018	162,934
Einstein Noah Restaurant Group, Inc.	854	14,638
eLong, Inc. sponsored ADR (a)	921	12,434
Empire Resorts, Inc. (a)	634	1,281
Fiesta Restaurant Group, Inc. (a)	736	8,979
Gaming Partners International Corp.	432	2,791
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,173	25,126
Icahn Enterprises LP	4,167	171,805
Ignite Restaurant Group, Inc. (a)	970	17,344
International Speedway Corp. Class A	1,150	27,646
Interval Leisure Group, Inc.	2,086	34,732
Isle of Capri Casinos, Inc. (a)	1,398	7,479
Jack in the Box, Inc. (a)	1,379	35,647
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,806	$ 5,331
Lakes Entertainment, Inc. (a)	1,361	3,906
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,581	89,077
Monarch Casino & Resort, Inc. (a)	1,041	9,650
Morgans Hotel Group Co. (a)	992	4,454
MTR Gaming Group, Inc. (a)	1,696	8,446
Multimedia Games Holdng Co., Inc. (a)	1,185	14,943
P.F. Chang's China Bistro, Inc.	971	49,783
Panera Bread Co. Class A (a)	1,303	191,476
Papa John's International, Inc. (a)	1,003	46,660
Peet's Coffee & Tea, Inc. (a)	542	32,292
Penn National Gaming, Inc. (a)	3,229	148,373
Premier Exhibitions, Inc. (a)	1,633	3,805
Red Robin Gourmet Burgers, Inc. (a)	848	27,136
Rick's Cabaret International, Inc. (a)	582	4,545
Ruth's Hospitality Group, Inc. (a)	2,084	13,671
Scientific Games Corp. Class A (a)	4,150	35,441
Shuffle Master, Inc. (a)	2,305	36,557
Sonic Corp. (a)	2,448	20,881
Starbucks Corp.	31,246	1,715,093
Texas Roadhouse, Inc. Class A	2,827	51,395
The Cheesecake Factory, Inc. (a)	2,231	72,374
Town Sports International Holdings, Inc. (a)	1,233	14,438
Wendy's Co.	15,413	70,746
Wynn Resorts Ltd.	4,175	430,192
		4,208,230
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	886	8,311
Cavco Industries, Inc. (a)	235	9,905
Deer Consumer Products, Inc.	1,437	4,268
Dixie Group, Inc. (a)	545	1,929
Flexsteel Industries, Inc.	345	6,938
Garmin Ltd.	8,092	347,632
Helen of Troy Ltd. (a)	1,131	35,604
Hooker Furniture Corp.	843	9,256
iRobot Corp. (a)	987	20,905
Lifetime Brands, Inc.	576	6,463
SGOCO Technology Ltd. (a)	2,291	3,551
Skullcandy, Inc. (a)(d)	900	11,808
SodaStream International Ltd. (a)(d)	866	26,846
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	1,270	$ 4,953
Universal Electronics, Inc. (a)	715	9,367
Zagg, Inc. (a)(d)	1,526	16,191
		523,927
Internet & Catalog Retail - 3.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,920	5,683
Amazon.com, Inc. (a)	18,844	4,012,076
Bidz.com, Inc. (a)	1,030	778
Blue Nile, Inc. (a)(d)	710	22,926
CafePress, Inc.	670	9,320
dELiA*s, Inc. (a)	1,313	1,996
Expedia, Inc.	4,939	226,651
Gaiam, Inc. Class A (a)	881	3,515
Geeknet, Inc. (a)	343	6,191
Groupon, Inc. Class A (a)(d)	26,284	279,662
HomeAway, Inc.	3,233	75,976
HSN, Inc.	2,490	96,861
Liberty Media Corp. Interactive Series A (a)	23,800	398,888
MakeMyTrip Ltd. (a)	1,475	19,544
Mecox Lane Ltd. ADR (a)	448	323
Netflix, Inc. (a)	2,302	146,039
NutriSystem, Inc.	1,456	14,924
Overstock.com, Inc. (a)(d)	1,035	6,883
PetMed Express, Inc.	1,307	14,913
Priceline.com, Inc. (a)	2,062	1,289,760
Shutterfly, Inc. (a)	1,462	40,307
TripAdvisor, Inc. (a)	4,953	212,385
U.S. Auto Parts Network, Inc. (a)	1,297	5,305
ValueVision Media, Inc. Class A (a)	1,713	2,981
Vitacost.com, Inc. (a)	1,173	9,020
		6,902,907
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	468	16,923
Black Diamond, Inc. (a)	864	7,776
Hasbro, Inc.	5,396	191,126
JAKKS Pacific, Inc.	1,158	21,411
Mattel, Inc.	13,926	433,516
Smith & Wesson Holding Corp. (a)	2,334	15,731
Summer Infant, Inc. (a)	1,002	3,046
		689,529
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 6.2%
AirMedia Group, Inc. ADR (a)	2,227	$ 5,055
AMC Networks, Inc. Class A	2,346	90,532
Beasley Broadcast Group, Inc. Class A (a)	1,025	6,160
Bona Film Group Ltd. sponsored ADR (a)	426	2,411
Carmike Cinemas, Inc. (a)	640	9,050
Central European Media Enterprises Ltd. Class A (a)(d)	2,334	13,887
Charter Communications, Inc. Class A (a)	4,132	259,076
China Yida Holding Co. (a)	856	788
ChinaNet Online Holdings, Inc. (a)	746	619
Comcast Corp.:
Class A	86,246	2,493,372
Class A (special) (non-vtg.)	26,133	750,540
Crown Media Holdings, Inc. Class A (a)(d)	13,936	20,486
CTC Media, Inc.	6,416	56,974
Cumulus Media, Inc. Class A (a)(d)	4,045	11,326
Daily Journal Corp. (a)	42	3,494
DialGlobal, Inc. (a)	2,360	6,584
Digital Generation, Inc. (a)	1,170	11,127
DIRECTV (a)	28,056	1,247,089
Discovery Communications, Inc. (a)	5,684	284,768
Discovery Communications, Inc.:
Class B (a)	385	19,265
Class C (non-vtg.) (a)	4,899	228,244
DISH Network Corp. Class A	8,696	243,836
DreamWorks Animation SKG, Inc. Class A (a)	3,147	55,985
Emmis Communications Corp. Class A (a)	9,184	13,500
Fisher Communications, Inc. (a)	400	11,456
Focus Media Holding Ltd. ADR (d)	4,980	103,584
Global Sources Ltd. (a)	1,833	9,623
Harris Interactive, Inc. (a)	2,902	3,395
Insignia Systems, Inc.	2,944	5,505
Knology, Inc. (a)	1,596	31,138
Lamar Advertising Co. Class A (a)	3,270	80,475
Liberty Global, Inc.:
Class A (a)	6,093	281,497
Class B (a)	385	17,002
Class C (a)	5,155	230,377
Liberty Media Corp. Capital Series A (a)	5,148	436,396
LodgeNet Entertainment Corp. (a)(d)	1,233	1,911
Madison Square Garden Co. Class A (a)	2,569	96,312
MDC Partners, Inc. Class A (sub. vtg.)	1,745	16,944
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc.	2,029	$ 113,502
National CineMedia, Inc.	2,240	30,218
Navarre Corp. (a)	1,553	2,454
New Frontier Media, Inc. (a)	1,553	2,687
News Corp.:
Class A	68,184	1,309,133
Class B	33,200	644,080
Nexstar Broadcasting Group, Inc. Class A (a)	1,438	9,534
Outdoor Channel Holdings, Inc.	1,068	7,027
Radio One, Inc. Class D (non-vtg.) (a)	5,918	5,977
ReachLocal, Inc. (a)	1,100	11,099
Rentrak Corp. (a)	518	8,392
RRSat Global Communications Network Ltd.	966	4,560
Salem Communications Corp. Class A	748	3,598
Scholastic Corp.	1,219	32,852
Sinclair Broadcast Group, Inc. Class A	2,041	16,614
Sirius XM Radio, Inc. (a)	154,846	292,659
Spanish Broadcasting System, Inc. Class A (a)	172	530
SuperMedia, Inc. (a)	586	1,518
Value Line, Inc.	480	5,880
Viacom, Inc.:
Class A	2,133	112,622
Class B (non-vtg.)	20,148	961,664
Virgin Media, Inc.	11,400	251,142
VisionChina Media, Inc. ADR (a)	3,347	3,213
WPP PLC sponsored ADR	387	23,154
		11,013,892
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,796	494,851
Fred's, Inc. Class A	1,958	26,923
Gordmans Stores, Inc. (a)	875	15,584
Sears Holdings Corp. (a)(d)	4,450	219,830
The Bon-Ton Stores, Inc.	545	2,867
Tuesday Morning Corp. (a)	1,750	7,315
		767,370
Specialty Retail - 2.3%
America's Car Mart, Inc. (a)	528	22,783
Ascena Retail Group, Inc. (a)	6,592	124,787
bebe Stores, Inc.	3,738	23,848
Bed Bath & Beyond, Inc. (a)	9,961	719,682
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Big 5 Sporting Goods Corp.	1,110	$ 7,226
Body Central Corp. (a)	693	10,152
Books-A-Million, Inc. (a)(d)	822	2,614
Cache, Inc. (a)	737	3,626
Casual Male Retail Group, Inc. (a)	2,409	7,347
Charming Shoppes, Inc. (a)	5,462	40,091
Citi Trends, Inc. (a)	656	9,066
Coldwater Creek, Inc. (a)	3,622	3,006
Conn's, Inc. (a)	1,163	20,341
Cost Plus, Inc. (a)	897	19,824
Destination Maternity Corp.	507	9,887
Finish Line, Inc. Class A	2,001	41,261
Francescas Holdings Corp. (a)	1,830	42,932
Golfsmith International Holdings, Inc. (a)	608	3,678
Hibbett Sports, Inc. (a)	1,238	69,365
Hot Topic, Inc.	2,017	19,988
Jos. A. Bank Clothiers, Inc. (a)	1,024	45,425
Kirkland's, Inc. (a)	993	10,764
Mattress Firm Holding Corp. (d)	1,333	45,629
Monro Muffler Brake, Inc.	1,255	42,406
O'Reilly Automotive, Inc. (a)	5,207	498,779
Orchard Supply Hardware Stores Corp. Class A	199	3,353
Pacific Sunwear of California, Inc. (a)(d)	2,976	4,256
Perfumania Holdings, Inc. (a)	240	1,872
PetSmart, Inc.	4,523	291,462
Rent-A-Center, Inc.	2,388	80,404
Ross Stores, Inc.	9,624	608,526
rue21, Inc. (a)	1,110	29,393
Select Comfort Corp. (a)	2,177	59,563
Shoe Carnival, Inc. (a)	762	16,139
Staples, Inc.	28,918	379,983
Stein Mart, Inc. (a)	1,888	13,669
Tandy Leather Factory, Inc.	450	2,250
The Children's Place Retail Stores, Inc. (a)	931	42,798
Tractor Supply Co.	2,890	264,002
Trans World Entertainment Corp. (a)	3,126	9,472
Ulta Salon, Cosmetics & Fragrance, Inc.	2,494	222,889
Urban Outfitters, Inc. (a)	5,929	165,834
West Marine, Inc. (a)	977	10,180
Wet Seal, Inc. Class A (a)	4,311	12,243
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	320	$ 16,374
Zumiez, Inc. (a)	1,254	46,135
		4,125,304
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	432	5,223
Columbia Sportswear Co.	1,462	70,308
Crocs, Inc. (a)	3,893	65,831
Deckers Outdoor Corp. (a)	1,622	90,297
Exceed Co. Ltd. (a)	1,224	3,011
Fossil, Inc. (a)	2,656	194,313
G-III Apparel Group Ltd. (a)	800	19,768
Heelys, Inc. (a)	1,024	2,161
Iconix Brand Group, Inc. (a)	3,040	45,539
Joe's Jeans, Inc. (a)	2,716	2,716
K-Swiss, Inc. Class A (a)	1,505	4,500
Kingold Jewelry, Inc. (a)(d)	2,113	5,430
LJ International, Inc. (a)	1,046	1,443
lululemon athletica, Inc. (a)	4,480	325,427
Perry Ellis International, Inc. (a)	785	14,766
Steven Madden Ltd. (a)	1,632	66,161
Tandy Brands Accessories, Inc. (a)	1,078	1,574
True Religion Apparel, Inc.	1,019	29,887
Vera Bradley, Inc. (a)	1,706	37,310
Wacoal Holdings Corp. sponsored ADR	104	5,838
		991,503
TOTAL CONSUMER DISCRETIONARY		30,569,449
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	3,067	12,023
Coca-Cola Bottling Co. CONSOLIDATED	336	20,587
Craft Brew Alliance, Inc. (a)	759	6,034
Jones Soda Co. (a)	1,617	485
MGP Ingredients, Inc.	763	2,510
Monster Beverage Corp. (a)	7,264	527,366
National Beverage Corp. (a)	2,133	30,843
Primo Water Corp. (a)(d)	933	1,157
		601,005
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.6%
Andersons, Inc.	763	$ 33,229
Arden Group, Inc. Class A	160	13,205
Casey's General Stores, Inc.	1,567	88,739
Chefs' Warehouse Holdings (a)	846	16,116
China Jo-Jo Drugstores, Inc. (a)	612	643
Costco Wholesale Corp.	18,085	1,562,363
Fresh Market, Inc. (a)	2,048	119,030
Ingles Markets, Inc. Class A	918	14,330
Nash-Finch Co.	573	11,810
PriceSmart, Inc.	1,296	87,584
QKL Stores, Inc. (a)	2,225	1,157
Spartan Stores, Inc.	931	15,594
Susser Holdings Corp. (a)	683	19,978
The Pantry, Inc. (a)	939	12,122
United Natural Foods, Inc. (a)	1,846	93,592
Village Super Market, Inc. Class A	293	7,325
Whole Foods Market, Inc.	7,581	671,752
		2,768,569
Food Products - 0.4%
Alico, Inc.	256	6,252
Bridgford Foods Corp. (a)	417	3,932
Cal-Maine Foods, Inc.	947	33,656
Calavo Growers, Inc.	790	21,638
Cresud S.A.C.I.F. y A. sponsored ADR	2,056	14,577
Diamond Foods, Inc.	806	17,007
Farmer Brothers Co. (a)	800	5,472
GLG Life Tech Corp. (a)	1,817	1,161
Green Mountain Coffee Roasters, Inc. (a)	6,404	151,134
Hain Celestial Group, Inc. (a)	1,987	110,259
Imperial Sugar Co.	529	3,338
J&J Snack Foods Corp.	912	50,224
John B. Sanfilippo & Son, Inc. (a)	386	5,593
Lancaster Colony Corp.	1,043	70,215
Le Gaga Holdings Ltd. ADR (a)	533	2,718
Lifeway Foods, Inc.	838	8,271
Limoneira Co.	400	6,156
Origin Agritech Ltd. (a)	1,066	1,812
Sanderson Farms, Inc.	904	49,666
Seneca Foods Corp. Class A (a)	513	11,178
SkyPeople Fruit Juice, Inc. (a)	964	1,456
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smart Balance, Inc. (a)	2,721	$ 16,136
Snyders-Lance, Inc.	2,942	75,874
SunOpta, Inc. (a)	2,817	16,958
Zhongpin, Inc. (a)(d)	1,361	12,861
		697,544
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,409	12,709
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,265	11,663
WD-40 Co.	746	34,898
		59,270
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,015	34,977
Inter Parfums, Inc.	1,473	23,126
Mannatech, Inc. (a)	122	610
Nature's Sunshine Products, Inc.	401	5,855
Nutraceutical International Corp. (a)	586	8,767
Physicians Formula Holdings, Inc. (a)	913	2,849
Reliv International, Inc.	641	897
Synutra International, Inc. (a)(d)	3,136	15,492
The Female Health Co.	958	5,384
		97,957
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	5,186	20,122
TOTAL CONSUMER STAPLES		4,244,467
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dawson Geophysical Co. (a)	480	10,896
ENGlobal Corp. (a)	1,120	2,016
Exterran Partners LP	1,590	31,371
Forbes Energy Services Ltd. (a)	1,600	8,016
Gulf Island Fabrication, Inc.	694	17,350
Hercules Offshore, Inc. (a)	6,347	21,009
Lufkin Industries, Inc.	1,280	73,562
Matrix Service Co. (a)	1,110	11,533
Mitcham Industries, Inc. (a)	358	6,766
Ocean Rig UDW, Inc. (United States)	5,416	80,969
OYO Geospace Corp. (a)	219	20,321
Patterson-UTI Energy, Inc.	6,518	98,552
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
PHI, Inc. (non-vtg.) (a)	507	$ 12,072
RigNet, Inc. (a)	682	10,646
Tesco Corp. (a)	1,568	18,847
Union Drilling, Inc. (a)	1,238	5,732
		429,658
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)(d)	4,236	11,691
Alliance Holdings GP, LP	2,534	105,338
Alliance Resource Partners LP	1,540	87,795
Amyris, Inc. (a)(d)	1,920	5,203
APCO Oil and Gas International, Inc.	381	8,675
Approach Resources, Inc. (a)	1,321	37,028
ATP Oil & Gas Corp. (a)(d)	1,960	10,349
BioFuel Energy Corp. (a)	5,000	1,475
BreitBurn Energy Partners LP	3,878	64,375
Calumet Specialty Products Partners LP	2,020	45,086
Capital Product Partners LP	2,713	19,832
Carrizo Oil & Gas, Inc. (a)	1,625	35,929
Ceres, Inc.	910	9,601
Clayton Williams Energy, Inc. (a)	496	28,341
Clean Energy Fuels Corp. (a)(d)	3,538	48,152
Copano Energy LLC	2,908	77,934
CREDO Petroleum Corp. (a)	1,070	11,160
Crimson Exploration, Inc. (a)	3,756	14,911
Crosstex Energy LP	2,107	32,848
Crosstex Energy, Inc.	2,139	28,898
Dorchester Minerals LP	1,600	34,416
Double Eagle Petroleum Co. (a)	432	1,814
Eagle Rock Energy Partners LP	5,100	44,625
Energy XXI (Bermuda) Ltd.	3,061	95,044
EV Energy Partners LP	1,599	81,997
FX Energy, Inc. (a)	1,856	9,039
GeoMet, Inc. (a)	2,577	799
Georesources, Inc. (a)	1,066	38,056
Gevo, Inc. (a)	1,000	6,070
Golar LNG Ltd. (NASDAQ) (d)	3,336	116,860
Golar LNG Partners LP	942	29,946
Green Plains Renewable Energy, Inc. (a)	1,493	10,585
Gulfport Energy Corp. (a)	2,346	43,354
Hallador Energy Co.	1,142	8,051
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)	106	$ 8,356
Ivanhoe Energy, Inc. (a)	14,342	11,248
James River Coal Co. (a)(d)	1,237	3,105
KiOR, Inc. Class A	1,920	17,376
Knightsbridge Tankers Ltd.	1,003	9,308
L&L Energy, Inc. (a)	1,493	2,225
Legacy Reserves LP	1,800	44,460
LINN Energy LLC/LINN Energy Finance Corp.	8,278	294,117
Martin Midstream Partners LP	961	30,935
Memorial Production Partners LP	1,273	21,819
Mid-Con Energy Partners LP	1,137	22,911
Pacific Ethanol, Inc. (a)	2,933	1,877
Petroleum Development Corp. (a)	1,106	27,473
PostRock Energy Corp. (a)	656	1,345
PrimeEnergy Corp. (a)	176	3,904
Rex Energy Corp. (a)	1,722	17,323
Rosetta Resources, Inc. (a)	2,326	89,993
Sino Clean Energy, Inc. (a)(d)	6,998	7,138
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (d)	2,453	26,885
StealthGas, Inc. (a)	1,190	6,616
Syntroleum Corp. (a)	2,838	1,817
Top Ships, Inc. (a)	292	415
TransGlobe Energy Corp. (a)	2,775	28,775
Uranium Resources, Inc. (a)(d)	9,335	6,526
US Energy Corp. (a)	1,149	2,585
Verenium Corp. (a)	1,063	3,806
Warren Resources, Inc. (a)	2,742	5,895
ZaZa Energy Corp. (a)	3,997	12,830
Zion Oil & Gas, Inc. (a)(d)	1,741	3,708
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	652	130
		1,920,178
TOTAL ENERGY		2,349,836
FINANCIALS - 6.8%
Capital Markets - 1.1%
American Capital Ltd. (a)	14,933	138,280
BGC Partners, Inc. Class A	3,405	20,294
Calamos Asset Management, Inc. Class A	1,003	10,913
Capital Southwest Corp.	208	18,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Carlyle Group LP	1,210	$ 25,549
CIFI Corp. (a)	1,063	7,813
Cowen Group, Inc. Class A (a)	4,800	12,192
Diamond Hill Investment Group, Inc.	192	12,839
E*TRADE Financial Corp. (a)	11,721	99,511
Edelman Financial Group, Inc.	1,040	8,934
Epoch Holding Corp.	1,174	26,979
FBR Capital Markets Corp. (a)	3,088	8,214
Financial Engines, Inc. (a)	2,209	46,345
FirstCity Financial Corp. (a)	929	8,342
Gleacher & Co., Inc. (a)	4,913	4,176
Harris & Harris Group, Inc. (a)	1,328	4,688
ICG Group, Inc. (a)	1,552	13,502
INTL FCStone, Inc. (a)	814	14,880
LPL Investment Holdings, Inc.	4,480	145,062
Medallion Financial Corp.	1,142	11,785
Northern Trust Corp.	10,033	433,225
Penson Worldwide, Inc. (a)	950	285
Prospect Capital Corp.	4,160	44,803
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,542	1,271
SEI Investments Co.	7,466	133,716
T. Rowe Price Group, Inc.	10,550	607,575
U.S. Global Investments, Inc. Class A	1,149	5,756
Virtus Investment Partners, Inc. (a)	304	21,548
WisdomTree Investments, Inc. (a)	4,804	32,091
		1,918,762
Commercial Banks - 2.8%
1st Source Corp.	1,179	25,124
1st United Bancorp, Inc. (a)	945	5,443
Alliance Financial Corp.	384	12,054
American National Bankshares, Inc.	560	12,202
American River Bankshares (a)	529	3,851
Ameris Bancorp (a)	771	8,766
Ames National Corp.	363	7,373
Arrow Financial Corp.	745	17,776
Associated Banc-Corp.	6,918	87,582
BancFirst Corp.	640	24,275
Bancorp, Inc., Delaware (a)	1,402	12,744
BancTrust Financial Group, Inc. (a)	1,334	3,922
Bank of Kentucky Financial Corp.	227	5,441
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Marin Bancorp	395	$ 14,058
Bank of the Ozarks, Inc.	1,354	39,320
Banner Bank	894	17,165
BBCN Bancorp, Inc. (a)	2,937	31,690
BCB Bancorp, Inc.	710	7,263
Berkshire Bancorp, Inc. (a)	1,024	8,704
BNC Bancorp	384	2,968
BOK Financial Corp.	2,951	164,518
Boston Private Financial Holdings, Inc.	2,880	25,978
Bridge Bancorp, Inc.	533	10,447
Bridge Capital Holdings (a)	550	8,437
Bryn Mawr Bank Corp.	608	12,446
Camden National Corp.	462	14,895
Capital Bank Corp. (a)	5,804	12,130
Capital City Bank Group, Inc.	934	6,276
Cardinal Financial Corp.	1,350	15,390
Cascade Bancorp (a)	2,014	11,077
Cathay General Bancorp	3,306	54,813
Center Bancorp, Inc.	1,291	13,310
Centerstate Banks of Florida, Inc.	1,500	10,860
Century Bancorp, Inc. Class A (non-vtg.)	174	4,867
Chemical Financial Corp.	987	20,066
Citizens & Northern Corp.	352	6,142
Citizens Republic Bancorp, Inc. (a)	1,724	28,032
City Holding Co.	774	24,907
CNB Financial Corp., Pennsylvania	726	10,839
CoBiz, Inc.	1,275	7,752
Colony Bankcorp, Inc. (a)	448	2,285
Columbia Banking Systems, Inc.	1,632	29,572
Commerce Bancshares, Inc.	3,808	147,522
Community Trust Bancorp, Inc.	784	25,896
CVB Financial Corp.	4,029	43,876
Eagle Bancorp, Inc., Maryland (a)	1,280	20,531
East West Bancorp, Inc.	6,092	136,400
Eastern Virginia Bankshares, Inc. (a)	288	1,204
Encore Bancshares, Inc. (a)	420	8,656
Enterprise Bancorp, Inc.	360	5,720
Enterprise Financial Services Corp.	896	9,686
Fidelity Southern Corp.	836	7,148
Fifth Third Bancorp	38,398	512,613
Financial Institutions, Inc.	315	5,147
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, North Carolina	768	$ 7,135
First Busey Corp.	2,893	13,424
First California Financial Group, Inc. (a)	2,133	14,462
First Citizen Bancshares, Inc.	363	61,166
First Community Bancshares, Inc.	1,059	13,121
First Connecticut Bancorp, Inc.	692	9,017
First Financial Bancorp, Ohio	2,230	34,253
First Financial Bankshares, Inc.	1,440	46,166
First Financial Corp., Indiana	576	16,157
First Interstate Bancsystem, Inc.	710	9,905
First M&F Corp.	576	2,448
First Merchants Corp.	1,704	19,988
First Midwest Bancorp, Inc., Delaware	3,046	30,734
First Niagara Financial Group, Inc.	13,722	110,737
First of Long Island Corp.	555	14,963
First South Bancorp, Inc., Virginia (a)	480	2,246
First United Corp. (a)	592	3,232
Firstbank Corp., Michigan	988	9,781
FirstMerit Corp.	4,473	71,121
FNB United Corp. (a)	795	11,877
Fulton Financial Corp.	8,238	83,451
German American Bancorp, Inc.	657	12,030
Glacier Bancorp, Inc.	3,031	43,495
Great Southern Bancorp, Inc.	836	19,571
Green Bankshares, Inc. (a)	5,452	8,887
Grupo Financiero Galicia SA sponsored ADR (d)	1,655	7,497
Guaranty Bancorp (a)	2,512	4,697
Hampton Roads Bankshares, Inc. (a)(d)	2,120	2,968
Hampton Roads Bankshares, Inc. rights (a)	2,120	2,760
Hancock Holding Co.	3,533	107,721
Hanmi Financial Corp. (a)	580	5,446
Heartland Financial USA, Inc.	768	14,592
Heritage Commerce Corp. (a)	631	3,887
Heritage Financial Corp., Washington	560	7,756
Home Bancshares, Inc.	1,042	29,311
Huntington Bancshares, Inc.	35,843	234,413
IBERIABANK Corp.	1,253	60,758
Independent Bank Corp. (a)	77	266
Independent Bank Corp., Massachusetts	906	24,489
International Bancshares Corp.	2,704	49,943
Intervest Bancshares Corp. Class A (a)	352	1,334
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Investors Bancorp, Inc. (a)	4,774	$ 71,324
Lakeland Bancorp, Inc.	1,411	12,685
Lakeland Financial Corp.	870	22,350
LNB Bancorp, Inc.	950	5,928
Macatawa Bank Corp. (a)	829	2,769
MainSource Financial Group, Inc.	1,211	13,394
MB Financial, Inc.	2,133	43,321
MBT Financial Corp. (a)	1,104	2,948
Mercantile Bank Corp. (a)	272	3,963
Merchants Bancshares, Inc.	602	15,929
Metro Bancorp, Inc. (a)	416	4,709
Metrocorp Bancshares, Inc. (a)	86	817
National Bankshares, Inc.	360	10,440
National Penn Bancshares, Inc.	6,299	56,124
NBT Bancorp, Inc.	1,493	29,666
NewBridge Bancorp (a)	1,457	6,221
North Valley Bancorp (a)	121	1,561
Northrim Bancorp, Inc.	411	8,935
Old Point Financial Corp.	491	5,597
Old Second Bancorp, Inc. (a)(d)	960	1,267
OmniAmerican Bancorp, Inc. (a)	454	8,980
Orrstown Financial Services, Inc.	266	2,016
Pacific Capital Bancorp NA (a)	1,424	64,863
Pacific Continental Corp.	480	4,320
Pacific Mercantile Bancorp (a)	593	3,736
PacWest Bancorp	1,600	36,496
Park Sterling Corp. (a)	1,340	5,963
Peapack-Gladstone Financial Corp.	322	4,785
Penns Woods Bancorp, Inc.	213	8,077
Peoples Bancorp, Inc.	528	9,911
Pinnacle Financial Partners, Inc. (a)	1,238	21,120
Popular, Inc. (a)	4,240	64,745
Preferred Bank, Los Angeles (a)	538	6,601
PremierWest Bancorp (a)	78	114
PrivateBancorp, Inc.	3,093	45,560
Renasant Corp.	822	12,568
Republic Bancorp, Inc., Kentucky Class A	923	19,475
Republic First Bancorp, Inc. (a)	816	1,624
Royal Bancshares of Pennsylvania, Inc. Class A (a)	784	1,223
S&T Bancorp, Inc.	1,189	20,415
S.Y. Bancorp, Inc.	429	9,670
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sandy Spring Bancorp, Inc.	742	$ 13,200
SCBT Financial Corp.	507	17,182
Seacoast Banking Corp., Florida (a)	1,913	2,889
Shore Bancshares, Inc.	320	1,872
Sierra Bancorp	512	4,603
Signature Bank (a)	1,920	117,907
Simmons First National Corp. Class A	742	17,645
Southern Community Financial Corp. (a)	673	1,871
Southside Bancshares, Inc.	992	20,812
Southwest Bancorp, Inc., Oklahoma (a)	1,035	9,895
State Bank Financial Corp. (a)	1,036	17,457
StellarOne Corp.	1,254	15,148
Sterling Financial Corp., Washington (a)	2,483	44,495
Suffolk Bancorp (a)	599	7,086
Summit Financial Group, Inc. (a)	432	2,281
Sun Bancorp, Inc., New Jersey (a)	3,303	7,729
Susquehanna Bancshares, Inc.	7,300	70,299
SVB Financial Group (a)	1,890	112,757
Taylor Capital Group, Inc. (a)	1,271	18,912
Texas Capital Bancshares, Inc. (a)	1,408	54,602
The First Bancorp, Inc.	662	9,400
TIB Financial Corp. (a)	467	5,954
TowneBank	1,011	12,557
Trico Bancshares	838	12,863
Trustmark Corp.	2,640	64,469
UMB Financial Corp.	1,720	83,884
Umpqua Holdings Corp.	4,752	60,968
Union/First Market Bankshares Corp.	742	10,358
United Bankshares, Inc., West Virginia	2,092	53,597
United Community Banks, Inc., Georgia (a)	1,733	14,263
United Security Bancshares, Inc. (a)	496	2,500
United Security Bancshares, California	1,068	2,414
Univest Corp. of Pennsylvania	758	12,143
Virginia Commerce Bancorp, Inc. (a)	1,712	14,124
VIST Financial Corp.	480	5,429
Washington Banking Co., Oak Harbor	650	8,821
Washington Trust Bancorp, Inc.	849	20,002
WesBanco, Inc.	1,398	28,421
West Bancorp., Inc.	720	6,682
West Coast Bancorp (a)	753	14,156
Westamerica Bancorp.	1,240	55,440
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Western Liberty Bancorp (a)	800	$ 2,256
Wilshire Bancorp, Inc. (a)	4,078	20,431
Wintrust Financial Corp.	1,541	52,409
Yadkin Valley Financial Corp. (a)	4,589	12,987
Zions Bancorporation	7,630	145,199
		4,956,943
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)	1,390	5,630
Consumer Portfolio Services, Inc. (a)	1,072	2,358
Credit Acceptance Corp. (a)	1,074	91,011
DFC Global Corp. (a)	1,851	30,504
EZCORP, Inc. (non-vtg.) Class A (a)	1,973	46,563
First Cash Financial Services, Inc. (a)	1,333	49,934
Netspend Holdings, Inc. (a)	3,840	28,454
QC Holdings, Inc.	881	3,537
SLM Corp.	21,120	295,046
World Acceptance Corp. (a)	603	41,269
		594,306
Diversified Financial Services - 0.6%
California First National Bancorp	853	12,906
CBOE Holdings, Inc.	3,753	94,763
CME Group, Inc.	2,775	714,757
Global Eagle Acquisition Corp. (a)	1,473	14,406
Interactive Brokers Group, Inc.	1,670	23,814
Life Partners Holdings, Inc.	723	1,663
MarketAxess Holdings, Inc.	1,542	49,791
Marlin Business Services Corp.	625	9,006
NewStar Financial, Inc. (a)	2,182	24,395
PICO Holdings, Inc. (a)	971	21,517
Resource America, Inc. Class A	720	4,385
The NASDAQ Stock Market, Inc.	7,296	159,636
		1,131,039
Insurance - 0.8%
21st Century Holding Co. (a)	768	3,126
Alterra Capital Holdings Ltd.	3,637	80,778
American National Insurance Co.	1,074	73,376
Amerisafe, Inc. (a)	742	20,323
Amtrust Financial Services, Inc.	2,528	72,680
Arch Capital Group Ltd. (a)	5,498	210,189
Argo Group International Holdings, Ltd.	1,323	37,018
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Baldwin & Lyons, Inc. Class B	603	$ 12,814
Cincinnati Financial Corp.	6,625	239,030
CNinsure, Inc. ADR (a)	1,500	9,750
Donegal Group, Inc. Class A	1,131	16,818
Eastern Insurance Holdings, Inc.	278	4,270
eHealth, Inc. (a)	1,142	18,306
EMC Insurance Group	811	16,090
Enstar Group Ltd. (a)	556	50,663
Erie Indemnity Co. Class A	2,020	145,177
Global Indemnity PLC (a)	843	17,602
Greenlight Capital Re, Ltd. (a)	1,174	29,068
Hallmark Financial Services, Inc. (a)	850	6,052
Infinity Property & Casualty Corp.	377	20,230
Kansas City Life Insurance Co.	544	16,962
Maiden Holdings Ltd.	3,440	28,002
National Interstate Corp.	779	19,428
National Western Life Insurance Co. Class A	176	22,250
Navigators Group, Inc. (a)	715	34,642
Presidential Life Corp.	1,083	9,541
Safety Insurance Group, Inc.	664	26,633
Selective Insurance Group, Inc.	2,294	38,769
State Auto Financial Corp.	1,686	23,014
Tower Group, Inc.	1,763	34,608
United Fire Group, Inc.	1,307	27,774
		1,364,983
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	12,463	407,166
American Capital Mortgage Investment Corp.	746	17,747
American Realty Capital Trust, Inc.	6,497	69,388
Gladstone Commercial Corp.	1,562	24,742
Investors Real Estate Trust	3,300	23,463
Mission West Properties, Inc.	1,000	8,410
Potlatch Corp.	1,650	47,289
Retail Opportunity Investments Corp.	2,061	24,773
Sabra Health Care REIT, Inc.	1,108	15,933
		638,911
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,202	69,548
AV Homes, Inc. (a)	283	3,184
China HGS Real Estate, Inc. (a)	2,240	1,702
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Housing & Land Development, Inc. (a)(d)	1,847	$ 3,214
Elbit Imaging Ltd. (a)	1,440	3,240
FirstService Corp. (sub. vtg.) (a)	1,462	38,134
Stratus Properties, Inc. (a)	283	2,326
Thomas Properties Group, Inc.	2,001	9,485
Zillow, Inc.	800	31,344
ZipRealty, Inc. (a)	1,312	1,955
		164,132
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	1,356	6,834
ASB Bancorp, Inc.	227	3,121
Atlantic Coast Financial Corp. (a)	144	295
Bank Mutual Corp.	2,246	7,726
BankFinancial Corp.	1,270	8,611
Beneficial Mutual Bancorp, Inc. (a)	4,257	36,823
Berkshire Hills Bancorp, Inc.	784	17,107
BofI Holding, Inc. (a)	640	12,019
Brookline Bancorp, Inc., Delaware	3,034	26,669
Camco Financial Corp. (a)	545	1,254
Capitol Federal Financial, Inc.	7,018	81,760
CFS Bancorp, Inc.	400	2,180
Charter Financial Corp., Georgia	906	8,100
Citizens South Banking Corp., Delaware	537	3,517
Clifton Savings Bancorp, Inc.	1,056	10,771
Dime Community Bancshares, Inc.	1,293	16,887
Eagle Bancorp Montana, Inc.	659	6,590
ESB Financial Corp.	768	9,562
ESSA Bancorp, Inc.	664	6,839
First Defiance Financial Corp.	353	5,644
First Federal Bancshares of Arkansas, Inc. (a)	407	3,109
First Financial Holdings, Inc.	870	8,352
First Financial Northwest, Inc. (a)	858	6,538
First PacTrust Bancorp, Inc.	512	5,760
Flushing Financial Corp.	1,376	17,750
Fox Chase Bancorp, Inc.	907	11,628
Franklin Financial Corp./VA (a)	719	11,022
HMN Financial, Inc. (a)	230	715
Home Federal Bancorp, Inc.	800	7,160
Home Loan Servicing Solutions Ltd.	600	8,028
HomeStreet, Inc.	509	16,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	21,907	$ 135,823
Kaiser Federal Financial Group, Inc.	648	9,066
Kearny Financial Corp.	3,665	33,938
Meridian Interstate Bancorp, Inc. (a)	1,339	17,608
MutualFirst Financial, Inc.	369	3,908
NASB Financial, Inc. (a)	433	7,101
Northfield Bancorp, Inc. (d)	2,342	32,366
Northwest Bancshares, Inc.	4,608	52,854
OceanFirst Financial Corp.	640	9,024
Oritani Financial Corp.	2,481	33,965
People's United Financial, Inc.	14,933	173,671
Provident Financial Holdings, Inc.	1,387	14,980
Pulaski Financial Corp.	673	4,886
PVF Capital Corp. (a)	843	1,560
Riverview Bancorp, Inc. (a)	1,408	1,859
Rockville Financial, Inc.	2,133	23,996
Roma Financial Corp.	1,600	12,864
Severn Bancorp, Inc. (a)	854	2,741
Territorial Bancorp, Inc.	640	13,715
TFS Financial Corp. (a)	12,539	117,490
Tree.com, Inc. (a)	858	7,748
Trustco Bank Corp., New York	13,706	70,997
United Community Financial Corp., Ohio (a)	1,496	3,127
United Financial Bancorp, Inc.	1,022	14,083
ViewPoint Financial Group	1,600	24,400
Washington Federal, Inc.	4,667	76,585
Waterstone Financial, Inc. (a)	1,894	7,481
Westfield Financial, Inc.	1,996	14,132
WSFS Financial Corp.	283	10,522
		1,301,658
TOTAL FINANCIALS		12,070,734
HEALTH CARE - 12.7%
Biotechnology - 6.4%
3SBio, Inc. sponsored ADR (a)	862	10,766
Aastrom Biosciences, Inc. (a)(d)	8,705	17,323
Acadia Pharmaceuticals, Inc. (a)	7,392	10,201
Achillion Pharmaceuticals, Inc. (a)	3,533	25,367
Acorda Therapeutics, Inc. (a)	1,584	34,832
Aegerion Pharmaceuticals, Inc. (a)	853	12,974
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,517	$ 3,246
Affymax, Inc. (a)	1,706	24,123
Agenus, Inc. (a)	356	1,858
Alexion Pharmaceuticals, Inc. (a)	7,671	694,762
Alkermes PLC (a)	5,081	79,365
Allos Therapeutics, Inc. (a)	5,296	9,427
Alnylam Pharmaceuticals, Inc. (a)	1,750	17,920
AMAG Pharmaceuticals, Inc. (a)	869	12,192
Amarin Corp. PLC ADR (a)	4,568	54,131
Amgen, Inc.	32,945	2,290,336
Amicus Therapeutics, Inc. (a)	1,110	5,250
Amylin Pharmaceuticals, Inc. (a)	6,736	178,571
Anacor Pharmaceuticals, Inc. (a)	1,066	5,330
Anthera Pharmaceuticals, Inc. (a)	1,609	3,170
Ardea Biosciences, Inc. (a)	1,524	48,692
Arena Pharmaceuticals, Inc. (a)(d)	7,486	50,081
ARIAD Pharmaceuticals, Inc. (a)	6,593	109,246
ArQule, Inc. (a)	3,083	18,313
Array Biopharma, Inc. (a)	1,792	5,824
Arrowhead Research Corp. (a)	220	880
AspenBio Pharma, Inc. (a)	261	118
Astex Pharmaceuticals, Inc. (a)	3,904	6,871
AVEO Pharmaceuticals, Inc. (a)	1,669	21,246
AVI BioPharma, Inc. (a)	4,858	3,157
BioCryst Pharmaceuticals, Inc. (a)	2,432	7,539
Biogen Idec, Inc. (a)	9,870	1,290,503
BioMarin Pharmaceutical, Inc. (a)	4,693	167,259
BioMimetic Therapeutics, Inc. (a)	1,182	2,979
Biosante Pharmaceuticals, Inc. (a)(d)	4,732	2,154
Biospecifics Technologies Corp. (a)	266	4,522
Burcon NutraScience Corp. (a)	1,205	7,992
Celgene Corp. (a)	18,069	1,233,209
Cell Therapeutics, Inc. (a)(d)	8,030	7,225
Celldex Therapeutics, Inc. (a)	2,093	8,728
Cepheid, Inc. (a)	2,584	97,753
Chelsea Therapeutics International Ltd. (a)	2,648	3,548
ChemoCentryx, Inc.	1,352	18,955
China Biologic Products, Inc. (a)	1,066	9,136
Cleveland Biolabs, Inc. (a)	665	865
Clovis Oncology, Inc.	836	14,889
Codexis, Inc. (a)	1,910	5,959
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)	2,459	$ 98,655
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,710	12,683
Cyclacel Pharmaceuticals, Inc. (a)	2,443	1,466
Cytokinetics, Inc. (a)	2,000	1,840
Cytori Therapeutics, Inc. (a)	1,920	4,262
CytRx Corp. (a)	914	3,482
Dendreon Corp. (a)(d)	6,080	42,560
Discovery Laboratories, Inc. (a)	262	689
Dyax Corp. (a)	3,046	5,666
Dynavax Technologies Corp. (a)	6,512	24,550
EntreMed, Inc. (a)	482	897
Enzon Pharmaceuticals, Inc. (a)	2,476	15,921
Exact Sciences Corp. (a)	2,019	19,948
Exelixis, Inc. (a)	5,568	25,780
Galena Biopharma, Inc. (a)	1,082	1,515
Genomic Health, Inc. (a)	1,232	41,629
Gentium SpA sponsored ADR (a)	829	7,668
GenVec, Inc. (a)	419	1,031
Geron Corp. (a)	3,638	4,766
Gilead Sciences, Inc. (a)	31,493	1,573,075
Grifols SA ADR	7,289	61,738
GTx, Inc. (a)	3,074	8,976
Halozyme Therapeutics, Inc. (a)	3,910	29,872
Horizon Pharma, Inc. (d)	853	3,412
Human Genome Sciences, Inc. (a)	7,869	107,176
Idenix Pharmaceuticals, Inc. (a)	4,164	37,643
Idera Pharmaceuticals, Inc. (a)	1,280	1,306
ImmunoGen, Inc. (a)	3,020	42,310
Immunomedics, Inc. (a)	3,974	13,194
Incyte Corp. (a)(d)	5,030	107,189
Infinity Pharmaceuticals, Inc. (a)	1,802	23,444
Insmed, Inc. (a)	644	1,816
InterMune, Inc. (a)	2,570	26,805
Ironwood Pharmaceuticals, Inc. Class A (a)	2,675	31,886
Isis Pharmaceuticals, Inc. (a)	4,166	41,202
Keryx Biopharmaceuticals, Inc. (a)	2,542	4,474
Lexicon Pharmaceuticals, Inc. (a)	19,896	31,635
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,120	14,034
General CVR	1,530	29
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc.: - continued
Glucagon CVR (a)	1,530	$ 23
rights (a)	1,530	38
TR Beta CVR (a)	1,530	15
MannKind Corp. (a)	5,316	9,675
Marshall Edwards, Inc. (a)	240	138
Maxygen, Inc. (a)	1,798	10,410
Medivation, Inc. (a)	1,427	120,196
Merrimack Pharmaceuticals, Inc.	3,650	25,076
Metabolix, Inc. (a)	1,089	2,178
Momenta Pharmaceuticals, Inc. (a)	2,129	29,359
Myrexis, Inc. (a)	2,206	5,316
Myriad Genetics, Inc. (a)	3,574	86,241
Nabi Biopharmaceuticals (a)	2,288	3,524
Nanosphere, Inc. (a)	1,686	2,917
Neurocrine Biosciences, Inc. (a)	2,252	15,066
NeurogesX, Inc. (a)	21,630	7,897
NewLink Genetics Corp.	726	9,264
Novavax, Inc. (a)	3,942	5,006
NPS Pharmaceuticals, Inc. (a)	3,137	24,751
Nymox Pharmaceutical Corp. (a)(d)	1,248	9,110
OncoGenex Pharmaceuticals, Inc. (a)	304	3,818
Oncolytics Biotech, Inc. (a)	2,218	7,989
Oncothyreon, Inc. (a)	1,265	4,592
ONYX Pharmaceuticals, Inc. (a)	2,666	122,049
OREXIGEN Therapeutics, Inc. (a)	2,432	8,123
Osiris Therapeutics, Inc. (a)	1,408	8,913
OXiGENE, Inc. (a)(d)	262	225
Oxygen Biotherapeutics, Inc. (a)(d)	10,283	20,669
PDL BioPharma, Inc.	6,400	41,536
Peregrine Pharmaceuticals, Inc. (a)	1,462	814
Pharmacyclics, Inc. (a)	3,040	95,517
Pluristem Therapeutics, Inc. (a)(d)	2,689	6,400
Progenics Pharmaceuticals, Inc. (a)	1,360	11,778
QLT, Inc. (a)	2,499	19,017
Raptor Pharmaceutical Corp. (a)	1,619	8,694
Regeneron Pharmaceuticals, Inc. (a)	3,797	515,063
Repligen Corp. (a)	1,489	6,090
Rigel Pharmaceuticals, Inc. (a)	2,790	20,730
Sangamo Biosciences, Inc. (a)	1,905	8,458
Savient Pharmaceuticals, Inc. (a)(d)	2,666	1,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SciClone Pharmaceuticals, Inc. (a)	2,033	$ 12,808
Seattle Genetics, Inc. (a)	4,816	93,816
SIGA Technologies, Inc. (a)	3,241	7,487
Sinovac Biotech Ltd. (a)	2,531	4,682
Spectrum Pharmaceuticals, Inc. (a)(d)	2,550	29,555
StemCells, Inc. (a)	462	328
Sunesis Pharmaceuticals, Inc. (a)(d)	4,912	14,294
Synageva BioPharma Corp. (a)	784	30,584
Synergy Pharmaceuticals, Inc. (a)	3,511	15,027
Synta Pharmaceuticals Corp. (a)	2,352	11,313
Targacept, Inc. (a)	1,137	4,719
Telik, Inc. (a)	85	389
Theratechnologies, Inc. (a)	2,560	3,767
Theravance, Inc. (a)	3,626	75,022
Threshold Pharmaceuticals, Inc. (a)	3,757	27,539
Transition Therapeutics, Inc. (a)	2,304	4,493
Trius Therapeutics, Inc. (a)	5,254	26,953
United Therapeutics Corp. (a)	2,467	109,140
Vanda Pharmaceuticals, Inc. (a)	1,066	4,531
Verastem, Inc.	761	7,640
Vertex Pharmaceuticals, Inc. (a)	8,741	524,810
Vical, Inc. (a)	2,192	6,401
XOMA Corp. (a)	523	1,250
Zalicus, Inc. (a)	3,729	3,543
ZIOPHARM Oncology, Inc. (a)(d)	2,560	13,158
		11,426,866
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	853	27,927
Abiomed, Inc. (a)	1,318	26,795
Accuray, Inc. (a)	2,631	16,496
Align Technology, Inc. (a)	3,259	101,779
Alphatec Holdings, Inc. (a)	4,488	7,405
Analogic Corp.	544	35,871
Angiodynamics, Inc. (a)	1,057	12,726
Anika Therapeutics, Inc. (a)	1,313	17,857
ArthroCare Corp. (a)	1,109	29,034
Atricure, Inc. (a)	756	6,796
Atrion Corp.	90	18,078
BioLase Technology, Inc. (d)	1,176	2,799
Cardica, Inc. (a)	3,387	6,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiovascular Systems, Inc. (a)	486	$ 4,393
Cerus Corp. (a)	1,905	6,439
Conceptus, Inc. (a)	1,158	19,501
CONMED Corp.	1,360	36,434
Cutera, Inc. (a)	449	3,103
Cyberonics, Inc. (a)	1,066	41,094
Cynosure, Inc. Class A (a)	352	6,941
Delcath Systems, Inc. (a)(d)	1,560	2,324
DENTSPLY International, Inc.	5,973	221,001
DexCom, Inc. (a)	3,147	33,830
DynaVox, Inc. Class A (a)	471	603
Endologix, Inc. (a)	2,496	33,921
Exactech, Inc. (a)	811	13,187
Gen-Probe, Inc. (a)	1,907	154,295
Given Imaging Ltd. (a)	1,575	25,704
Hansen Medical, Inc. (a)(d)	1,302	3,073
HeartWare International, Inc. (a)	562	45,730
Hologic, Inc. (a)	11,057	185,315
ICU Medical, Inc. (a)	704	36,221
IDEXX Laboratories, Inc. (a)	2,196	186,309
Imris, Inc. (a)	4,201	13,219
Insulet Corp. (a)	2,133	39,290
Integra LifeSciences Holdings Corp. (a)	1,147	40,730
Intuitive Surgical, Inc. (a)	1,626	850,561
IRIS International, Inc. (a)	1,137	12,120
Kensey Nash Corp.	624	23,993
Mako Surgical Corp. (a)	1,706	38,743
Masimo Corp. (a)	2,343	44,072
Medical Action Industries, Inc. (a)	736	3,172
MELA Sciences, Inc. (a)	801	2,131
Meridian Bioscience, Inc.	1,766	33,448
Merit Medical Systems, Inc. (a)	1,307	16,991
Natus Medical, Inc. (a)	1,147	12,846
Neogen Corp. (a)	960	37,382
NeuroMetrix, Inc. (a)	103	74
Novadaq Technologies, Inc. (a)	1,300	7,778
NuVasive, Inc. (a)	1,548	30,588
NxStage Medical, Inc. (a)	2,486	37,762
OraSure Technologies, Inc. (a)	1,904	19,706
Orthofix International NV (a)	712	26,985
Palomar Medical Technologies, Inc. (a)	822	6,839
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
PhotoMedex, Inc.	1,018	$ 12,796
Quidel Corp. (a)	1,190	18,707
Rochester Medical Corp. (a)	560	5,594
Rockwell Medical Technologies, Inc. (a)	1,029	8,757
RTI Biologics, Inc. (a)	2,870	10,303
Sirona Dental Systems, Inc. (a)	2,374	101,560
Solta Medical, Inc. (a)	2,708	7,068
Staar Surgical Co. (a)	1,480	12,565
Stereotaxis, Inc. (a)	1,809	452
SurModics, Inc. (a)	736	10,252
Synergetics USA, Inc. (a)	1,600	5,728
Syneron Medical Ltd. (a)	1,396	14,839
The Spectranetics Corp. (a)	1,920	18,950
ThermoGenesis Corp. (a)(d)	5,824	5,416
Thoratec Corp. (a)	2,400	72,816
Tornier BV (a)	1,500	29,625
Trinity Biotech PLC sponsored ADR	1,248	14,352
Unilife Corp. (a)	2,133	8,895
Urologix, Inc. (a)	822	945
Utah Medical Products, Inc.	213	7,263
Vascular Solutions, Inc. (a)	1,281	14,578
Vermillion, Inc. (a)	605	1,234
Volcano Corp. (a)	2,171	62,069
Winner Medical Group, Inc. (a)	1,036	3,833
Wright Medical Group, Inc. (a)	1,520	30,081
Young Innovations, Inc.	544	18,882
Zeltiq Aesthetics, Inc. (d)	1,304	5,842
		3,170,943
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	1,337	23,932
Addus HomeCare Corp. (a)	1,294	5,163
Air Methods Corp. (a)	608	55,419
Almost Family, Inc. (a)	342	7,603
Amedisys, Inc. (a)	1,094	12,001
AmSurg Corp. (a)	1,408	38,467
Bio-Reference Laboratories, Inc. (a)	928	17,845
BioScrip, Inc. (a)	2,229	15,068
CardioNet, Inc. (a)	1,758	4,026
Catalyst Health Solutions, Inc. (a)	2,083	180,950
Chindex International, Inc. (a)	646	6,085
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Corvel Corp. (a)	512	$ 22,748
Cross Country Healthcare, Inc. (a)	1,126	5,112
Express Scripts Holding Co. (a)	33,273	1,736,518
Gentiva Health Services, Inc. (a)	1,169	6,558
Healthways, Inc. (a)	1,590	10,415
Henry Schein, Inc. (a)	3,575	265,658
HMS Holdings Corp. (a)	3,363	90,095
IPC The Hospitalist Co., Inc. (a)	676	23,653
LCA-Vision, Inc. (a)	960	4,387
LHC Group, Inc. (a)	832	13,936
LifePoint Hospitals, Inc. (a)	2,251	82,882
Lincare Holdings, Inc.	3,733	85,598
Magellan Health Services, Inc. (a)	1,173	49,465
Medcath Corp. (a)	7,499	58,942
MModal, Inc. (a)	2,300	28,911
MWI Veterinary Supply, Inc. (a)	533	49,542
National Research Corp.	461	19,809
Patterson Companies, Inc.	4,414	146,721
PDI, Inc. (a)	656	4,887
Providence Service Corp. (a)	864	11,491
PSS World Medical, Inc. (a)	2,179	44,081
RadNet, Inc. (a)	2,138	5,131
Sharps Compliance Corp. (a)	950	3,040
Sun Healthcare Group, Inc. (a)	829	4,021
The Ensign Group, Inc.	858	21,793
U.S. Physical Therapy, Inc.	710	17,253
VCA Antech, Inc. (a)	3,520	75,821
		3,255,027
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,937	85,878
athenahealth, Inc. (a)	1,419	103,147
Authentidate Holding Corp. (a)	13,585	10,189
Cerner Corp. (a)	7,026	547,747
Computer Programs & Systems, Inc.	459	24,970
Epocrates, Inc. (a)	900	6,822
HealthStream, Inc. (a)	689	14,552
MedAssets, Inc. (a)	3,069	34,741
Medidata Solutions, Inc. (a)	1,173	33,149
Merge Healthcare, Inc. (a)	3,620	8,507
Omnicell, Inc. (a)	1,494	19,556
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Quality Systems, Inc.	2,436	$ 69,694
SXC Health Solutions Corp. (a)	2,668	245,140
		1,204,092
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	3,590	17,017
Albany Molecular Research, Inc. (a)	1,462	3,787
Apricus Biosciences, Inc. (a)	1,465	3,853
BG Medicine, Inc. (a)	600	3,210
Bruker BioSciences Corp. (a)	6,720	99,658
Complete Genomics, Inc. (a)(d)	1,226	2,857
Compugen Ltd. (a)	2,437	8,603
eResearchTechnology, Inc. (a)	2,209	17,451
Fluidigm Corp. (a)	1,326	18,458
Furiex Pharmaceuticals, Inc. (a)	1,286	25,771
Harvard Bioscience, Inc. (a)	2,116	7,575
ICON PLC sponsored ADR (a)	2,438	52,344
Illumina, Inc. (a)(d)	5,126	220,726
Life Technologies Corp. (a)	7,521	307,684
Luminex Corp. (a)	1,845	40,867
Medtox Scientific, Inc. (a)	384	7,761
Pacific Biosciences of California, Inc. (a)	2,645	6,242
PAREXEL International Corp. (a)	2,278	60,959
PURE Bioscience, Inc. (a)	3,152	977
QIAGEN NV (a)(d)	9,617	153,872
Sequenom, Inc. (a)(d)	3,588	13,742
Techne Corp.	1,600	108,576
		1,181,990
Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc. (a)(d)	1,720	4,850
Akorn, Inc. (a)	4,480	61,152
Alexza Pharmaceuticals, Inc. (a)	3,893	1,421
Alimera Sciences, Inc. (a)(d)	1,412	3,869
Ampio Pharmaceuticals, Inc. (a)	1,500	4,845
Auxilium Pharmaceuticals, Inc. (a)	1,892	36,137
AVANIR Pharmaceuticals Class A (a)	4,581	13,606
Biodel, Inc. (a)	6,032	5,077
Cadence Pharmaceuticals, Inc. (a)	2,983	8,203
Cardiome Pharma Corp. (a)	2,740	1,123
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	198	891
Columbia Laboratories, Inc. (a)	3,621	2,497
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Corcept Therapeutics, Inc. (a)	3,708	$ 15,166
Cornerstone Therapeutics, Inc. (a)	1,398	7,549
Cumberland Pharmaceuticals, Inc. (a)	1,270	7,798
DepoMed, Inc. (a)	3,270	16,808
Durect Corp. (a)	4,182	3,381
Echo Therapeutics, Inc. (a)	9,967	19,037
Endo Pharmaceuticals Holdings, Inc. (a)	4,993	162,372
Endocyte, Inc. (a)	1,368	8,796
Flamel Technologies SA sponsored ADR (a)	1,104	4,758
Hi-Tech Pharmacal Co., Inc. (a)	433	12,509
Impax Laboratories, Inc. (a)	2,560	53,069
Ista Pharmaceuticals, Inc. (a)	1,793	16,298
Jazz Pharmaceuticals PLC (a)	2,333	100,786
MAP Pharmaceuticals, Inc. (a)	1,129	13,288
Mylan, Inc. (a)	17,723	384,057
Nektar Therapeutics (a)(d)	4,700	31,490
Novogen Ltd. sponsored ADR (a)	67	139
NuPathe, Inc. (a)(d)	500	1,585
Obagi Medical Products, Inc. (a)	1,254	15,537
Omeros Corp. (a)	1,289	13,199
Optimer Pharmaceuticals, Inc. (a)(d)	1,809	27,026
Pacira Pharmaceuticals, Inc. (a)	1,147	12,181
Pain Therapeutics, Inc. (a)	2,321	8,704
Perrigo Co.	3,840	398,938
Pozen, Inc. (a)	1,270	8,801
Questcor Pharmaceuticals, Inc. (a)(d)	2,705	111,987
Sagent Pharmaceuticals, Inc. (a)	1,036	16,524
Salix Pharmaceuticals Ltd. (a)	2,420	125,380
Santarus, Inc. (a)	2,598	17,303
Shire PLC sponsored ADR	2,134	180,131
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	634	1,407
Somaxon Pharmaceuticals, Inc. (a)(d)	3,115	871
Sucampo Pharmaceuticals, Inc. Class A (a)	801	5,871
The Medicines Company (a)	2,516	55,302
Transcept Pharmaceuticals, Inc. (a)	612	4,333
ViroPharma, Inc. (a)	2,710	54,579
VIVUS, Inc. (a)	4,086	101,292
Warner Chilcott PLC (a)	10,545	198,879
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	1,158	$ 6,809
Zogenix, Inc. (a)	3,419	6,154
		2,373,765
TOTAL HEALTH CARE		22,612,683
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,015	22,614
American Science & Engineering, Inc.	432	20,930
API Technologies Corp. (a)	3,054	9,712
Ascent Solar Technologies, Inc. (a)	4,397	2,550
Astronics Corp. (a)	410	10,463
BE Aerospace, Inc. (a)	4,249	184,067
Ceradyne, Inc.	1,110	27,961
Elbit Systems Ltd.	1,701	56,507
GeoEye, Inc. (a)	906	17,359
Innovative Solutions & Support, Inc. (a)	913	3,223
KEYW Holding Corp. (a)	1,066	9,829
Kratos Defense & Security Solutions, Inc. (a)	1,589	8,596
LMI Aerospace, Inc. (a)	491	7,709
Sypris Solutions, Inc.	1,046	6,171
Taser International, Inc. (a)	2,886	15,527
		403,218
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,685	18,683
Atlas Air Worldwide Holdings, Inc. (a)	1,100	49,962
C.H. Robinson Worldwide, Inc.	6,816	397,100
Echo Global Logistics, Inc. (a)	551	9,373
Expeditors International of Washington, Inc.	8,745	334,496
Forward Air Corp.	1,280	40,614
Hub Group, Inc. Class A (a)	1,477	51,636
Pacer International, Inc. (a)	1,638	9,238
Park-Ohio Holdings Corp. (a)	758	13,985
UTI Worldwide, Inc.	4,262	66,658
		991,745
Airlines - 0.2%
Allegiant Travel Co. (a)	763	49,481
Hawaiian Holdings, Inc. (a)	2,554	14,762
JetBlue Airways Corp. (a)	11,943	62,462
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	1,798	$ 9,745
Ryanair Holdings PLC sponsored ADR (a)	4,787	146,961
SkyWest, Inc.	2,420	17,061
Spirit Airlines, Inc. (a)	3,309	68,198
		368,670
Building Products - 0.1%
AAON, Inc.	1,116	20,914
American Woodmark Corp.	683	11,550
Apogee Enterprises, Inc.	1,286	19,007
Builders FirstSource, Inc. (a)	5,099	20,192
China Ceramics Co. Ltd. (a)	853	2,474
Gibraltar Industries, Inc. (a)	1,206	12,325
Insteel Industries, Inc.	977	8,920
Nortek, Inc. (a)	602	28,854
PGT, Inc. (a)	3,595	9,311
Universal Forest Products, Inc.	666	25,075
		158,622
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	387	3,920
Acorn Energy, Inc.	1,174	10,366
Asset Acceptance Capital Corp. (a)	1,536	8,924
Asta Funding, Inc.	550	4,818
Casella Waste Systems, Inc. Class A (a)	1,222	6,183
CECO Environmental Corp.	550	3,894
Cintas Corp.	5,743	211,917
Copart, Inc. (a)	5,660	153,443
Courier Corp.	464	5,072
Encore Capital Group, Inc. (a)	982	23,804
EnerNOC, Inc. (a)	945	5,972
Fuel Tech, Inc. (a)	1,035	4,150
G&K Services, Inc. Class A	747	21,797
Guanwei Recycling Corp. (a)	810	745
Healthcare Services Group, Inc.	2,716	53,098
Heritage-Crystal Clean, Inc. (a)	1,015	19,853
Herman Miller, Inc.	2,346	43,354
Industrial Services of America, Inc. (a)	489	2,548
InnerWorkings, Inc. (a)	2,177	25,667
Interface, Inc.	3,356	42,588
Intersections, Inc.	705	8,058
Kimball International, Inc. Class B	1,520	10,458
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
McGrath RentCorp.	1,039	$ 26,235
Mobile Mini, Inc. (a)	1,600	21,984
Multi-Color Corp.	596	11,044
Perma-Fix Environmental Services, Inc. (a)	2,961	3,287
Portfolio Recovery Associates, Inc. (a)	650	44,922
R.R. Donnelley & Sons Co. (d)	8,000	86,080
Standard Parking Corp. (a)	1,008	19,162
Stericycle, Inc. (a)	3,368	293,892
Swisher Hygiene, Inc. (Canada) (a)	6,410	12,756
Sykes Enterprises, Inc. (a)	1,824	27,451
Tetra Tech, Inc. (a)	2,700	67,473
United Stationers, Inc.	1,920	48,480
US Ecology, Inc.	891	15,334
		1,348,729
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,388	21,889
Foster Wheeler AG (a)	4,861	86,963
Great Lakes Dredge & Dock Corp.	1,830	11,895
Integrated Electrical Services, Inc. (a)	779	2,586
Layne Christensen Co. (a)	955	17,906
MYR Group, Inc. (a)	912	13,872
Northwest Pipe Co. (a)	528	10,755
Primoris Services Corp.	2,346	28,129
Sterling Construction Co., Inc. (a)	683	6,147
UniTek Global Services, Inc. (a)	693	1,906
		202,048
Electrical Equipment - 0.2%
A123 Systems, Inc. (a)(d)	4,214	4,298
Active Power, Inc. (a)	4,950	3,911
Altair Nanotechnologies, Inc. (a)(d)	1,424	954
American Superconductor Corp. (a)(d)	2,088	8,227
Broadwind Energy, Inc. (a)	3,864	1,159
Capstone Turbine Corp. (a)(d)	7,281	7,499
China BAK Battery, Inc. (a)(d)	1,921	1,347
China Recycling Energy Corp. (a)(d)	1,696	1,883
Coleman Cable, Inc.	657	5,650
Deswell Industries, Inc.	918	2,323
Encore Wire Corp.	1,099	27,486
Enphase Energy, Inc. (d)	1,500	10,350
Franklin Electric Co., Inc.	982	48,039
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
FuelCell Energy, Inc. (a)	7,538	$ 10,176
Fushi Copperweld, Inc. (a)	1,491	10,318
Global Power Equipment Group, Inc.	625	11,519
Highpower International, Inc. (a)	501	501
Hoku Corp. (a)(d)	3,561	580
Hydrogenics Corp. (a)	276	1,659
II-VI, Inc. (a)	2,540	48,006
Jinpan International Ltd.	764	5,638
Lihua International, Inc.	1,045	5,612
Lime Energy Co. (a)	1,198	2,899
LSI Industries, Inc.	742	4,541
Ocean Power Technologies, Inc. (a)	624	1,298
Plug Power, Inc. (a)(d)	539	620
Powell Industries, Inc. (a)	646	23,760
PowerSecure International, Inc. (a)	757	3,142
Preformed Line Products Co.	187	10,412
Satcon Technology Corp. (a)	7,826	2,677
Ultralife Corp. (a)	961	4,065
Valence Technology, Inc. (a)	8,828	6,533
Vicor Corp.	1,654	9,957
		287,039
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	859	57,227
Machinery - 0.8%
Altra Holdings, Inc. (a)	1,238	20,761
American Railcar Industries, Inc. (a)	800	16,920
Astec Industries, Inc. (a)	971	26,654
Chart Industries, Inc. (a)	1,198	74,827
China Valves Technology, Inc. (a)(d)	1,280	1,856
Cleantech Solutions International, Inc. (a)	145	444
Columbus McKinnon Corp. (NY Shares) (a)	944	14,575
Commercial Vehicle Group, Inc. (a)	1,450	12,659
Dynamic Materials Corp.	480	8,102
Energy Recovery, Inc. (a)	1,894	4,243
Flow International Corp. (a)	2,480	7,316
FreightCar America, Inc.	491	9,737
Gencor Industries, Inc. (a)	829	5,836
Hardinge, Inc.	416	3,890
Hurco Companies, Inc. (a)	240	5,294
L.B. Foster Co. Class A	614	16,971
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	3,450	$ 164,151
Makita Corp. sponsored ADR	91	3,080
Middleby Corp. (a)	778	79,566
NN, Inc. (a)	1,110	8,569
Nordson Corp.	2,588	138,743
Omega Flex, Inc. (a)	384	4,236
PACCAR, Inc.	14,489	544,352
PMFG, Inc. (a)	592	4,523
RBC Bearings, Inc. (a)	1,056	48,998
SmartHeat, Inc. (a)	134	541
Sun Hydraulics Corp.	1,120	26,130
Tecumseh Products Co.:
Class A (non-vtg.) (a)	854	4,014
Class B (a)	299	1,408
TriMas Corp. (a)	1,281	25,633
Twin Disc, Inc.	368	7,014
Westport Innovations, Inc. (a)(d)	2,500	61,025
Woodward, Inc.	2,854	107,624
		1,459,692
Marine - 0.0%
DryShips, Inc. (a)(d)	17,127	37,851
Eagle Bulk Shipping, Inc. (a)(d)	729	2,194
Euroseas Ltd.	1,456	1,747
Euroseas Ltd. rights 6/15/12	647	65
FreeSeas, Inc. (a)	310	223
Newlead Holdings Ltd. (a)	90	147
Star Bulk Carriers Corp.	2,966	2,343
Ultrapetrol (Bahamas) Ltd. (a)(d)	1,233	1,763
		46,333
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	407	18,926
Acacia Research Corp. - Acacia Technologies (a)	1,913	66,515
Advisory Board Co. (a)	698	67,615
Barrett Business Services, Inc.	448	8,848
CRA International, Inc. (a)	512	9,631
Exponent, Inc. (a)	640	30,221
Heidrick & Struggles International, Inc.	806	13,235
Hudson Global, Inc. (a)	1,041	4,112
Huron Consulting Group, Inc. (a)	891	27,853
ICF International, Inc. (a)	850	19,125
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kelly Services, Inc. Class A (non-vtg.)	1,312	$ 15,337
Kforce, Inc. (a)	1,814	24,181
Lightbridge Corp. (a)	766	1,601
Odyssey Marine Exploration, Inc. (a)(d)	4,180	13,501
On Assignment, Inc. (a)	1,713	28,539
Pendrell Corp. (a)	6,775	7,859
Resources Connection, Inc.	1,803	21,636
RPX Corp.	1,892	25,220
Verisk Analytics, Inc. (a)	6,897	330,366
VSE Corp.	214	5,254
		739,575
Road & Rail - 0.5%
AMERCO	859	72,259
Arkansas Best Corp.	1,078	13,637
Avis Budget Group, Inc. (a)	4,160	61,776
Covenant Transport Group, Inc. Class A (a)	913	3,442
Frozen Food Express Industries, Inc. (a)	1,840	2,171
Heartland Express, Inc.	3,720	52,973
J.B. Hunt Transport Services, Inc.	4,906	280,280
Landstar System, Inc.	2,048	107,930
Marten Transport Ltd.	838	17,154
Old Dominion Freight Lines, Inc. (a)	2,553	111,209
P.A.M. Transportation Services, Inc.	689	7,841
Patriot Transportation Holding, Inc. (a)	465	9,546
Quality Distribution, Inc. (a)	902	9,579
Saia, Inc. (a)	679	14,687
Student Transportation, Inc.	2,133	14,188
Universal Truckload Services, Inc.	950	12,483
USA Truck, Inc. (a)	448	2,598
Vitran Corp., Inc. (a)	1,009	7,063
Werner Enterprises, Inc.	2,867	69,783
YRC Worldwide, Inc. (a)	298	1,803
Zipcar, Inc. (a)(d)	1,893	20,350
		892,752
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,030	8,786
Ampal-American Israel Corp. Class A (a)	2,080	354
Beacon Roofing Supply, Inc. (a)	1,809	44,954
DXP Enterprises, Inc. (a)	417	19,599
Fastenal Co.	12,181	538,766
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
General Finance Corp. (a)	1,941	$ 6,114
H&E Equipment Services, Inc. (a)	1,376	21,837
Houston Wire & Cable Co.	827	9,428
Lawson Products, Inc.	640	6,278
Rush Enterprises, Inc.:
Class A (a)	1,112	18,426
Class B (a)	666	9,058
Titan Machinery, Inc. (a)	891	27,487
		711,087
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	213	3,131
TOTAL INDUSTRIALS		7,669,868
INFORMATION TECHNOLOGY - 52.9%
Communications Equipment - 5.6%
Acme Packet, Inc. (a)	2,804	64,156
ADTRAN, Inc.	2,600	75,998
Alvarion Ltd. (a)	3,179	1,478
Ambient Corp. (a)	640	6,234
Anaren, Inc. (a)	855	16,519
Arris Group, Inc. (a)	4,934	60,836
Aruba Networks, Inc. (a)	4,425	58,145
AudioCodes Ltd. (a)	2,112	3,886
Aviat Networks, Inc. (a)	3,226	8,355
Bel Fuse, Inc. Class B (non-vtg.)	395	6,431
Black Box Corp.	832	18,620
Brocade Communications Systems, Inc. (a)	17,426	81,031
CalAmp Corp. (a)	2,893	17,734
Ceragon Networks Ltd. (a)	1,425	11,942
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,264	1,441
Ciena Corp. (a)	3,889	52,696
Cisco Systems, Inc.	223,379	3,647,779
Cogo Group, Inc. (a)	1,648	3,247
Comtech Telecommunications Corp.	1,073	30,988
Comverse Technology, Inc. (a)	8,533	52,137
Dialogic, Inc. (a)	1,153	1,086
Digi International, Inc. (a)	1,744	15,766
Ditech Networks, Inc. (a)	1,734	1,422
DragonWave, Inc. (a)	1,493	4,613
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	1,942	$ 54,318
EMCORE Corp. (a)	1,427	5,851
EXFO, Inc. (sub. vtg.) (a)	967	5,702
Extreme Networks, Inc. (a)	3,756	14,010
F5 Networks, Inc. (a)	3,283	339,725
Finisar Corp. (a)	3,538	50,770
Gilat Satellite Networks Ltd. (a)	2,587	8,253
Globecomm Systems, Inc. (a)	769	8,151
Harmonic, Inc. (a)	4,689	20,585
Infinera Corp. (a)	4,129	26,467
InterDigital, Inc.	1,845	45,553
Ituran Location & Control Ltd.	750	8,940
Ixia (a)	3,200	33,856
JDS Uniphase Corp. (a)	9,046	91,817
KVH Industries, Inc. (a)	545	5,243
Loral Space & Communications Ltd.	877	52,883
Meru Networks, Inc. (a)	612	949
Mitel Networks, Inc. (a)	2,123	8,407
NETGEAR, Inc. (a)	1,562	49,031
Network Engines, Inc. (a)	6,620	4,899
Network Equipment Technologies, Inc. (a)	1,438	1,582
Oclaro, Inc. (a)	2,004	5,110
Oplink Communications, Inc. (a)	732	9,384
Opnext, Inc. (a)	2,528	2,604
Orckit Communications Ltd. (a)	822	296
Parkervision, Inc. (a)(d)	4,359	8,239
PC-Tel, Inc.	1,190	7,271
Polycom, Inc. (a)	7,188	82,231
Powerwave Technologies, Inc. (a)(d)	1,113	976
Procera Networks, Inc. (a)	576	12,038
QUALCOMM, Inc.	70,257	4,026,429
RADWARE Ltd. (a)	798	30,595
Research In Motion Ltd. (a)(d)	21,920	226,434
RIT TECHNOLOGIES LTD (a)	1,813	5,240
Riverbed Technology, Inc. (a)	6,430	105,452
ShoreTel, Inc. (a)	2,886	12,092
Sierra Wireless, Inc. (a)	1,836	16,532
Silicom Ltd. (a)	368	5,141
Sonus Networks, Inc. (a)	11,238	27,308
Sycamore Networks, Inc. (a)	1,246	16,522
Symmetricom, Inc. (a)	2,609	14,219
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,367	$ 79,432
Telestone Technologies Corp. (a)(d)	334	608
Tellabs, Inc.	14,905	54,552
Telular Corp.	1,433	10,748
Ubiquiti Networks, Inc.	3,733	69,620
UTStarcom Holdings Corp. (a)	4,438	5,503
ViaSat, Inc. (a)	1,712	71,938
Westell Technologies, Inc. Class A (a)	2,963	6,400
Wi-Lan, Inc.	5,090	24,936
Zhone Technologies, Inc. (a)	2,901	2,437
		10,019,819
Computers & Peripherals - 13.9%
Apple, Inc. (a)	38,662	22,336,183
Avid Technology, Inc. (a)	1,654	11,810
Concurrent Computer Corp. (a)	384	1,563
Cray, Inc. (a)	1,965	20,986
Datalink Corp. (a)	966	9,583
Dell, Inc. (a)	74,488	918,437
Dot Hill Systems Corp. (a)	3,638	4,475
Electronics for Imaging, Inc. (a)	1,645	24,247
Hutchinson Technology, Inc. (a)	1,126	2,286
iGO, Inc. (a)	4,245	2,420
Immersion Corp. (a)	1,424	7,989
Intevac, Inc. (a)	971	7,331
Logitech International SA (a)(d)	7,574	77,482
NetApp, Inc. (a)	14,583	433,990
Novatel Wireless, Inc. (a)	2,130	4,409
OCZ Technology Group, Inc. (a)(d)	1,888	8,458
Presstek, Inc. (a)	1,700	884
QLogic Corp. (a)	4,190	57,026
Rimage Corp.	426	3,272
SanDisk Corp. (a)	10,026	327,850
Seagate Technology	18,363	430,245
Silicon Graphics International Corp. (a)	1,078	6,349
Smart Technologies, Inc. Class A (a)	1,650	2,129
STEC, Inc. (a)	2,145	15,144
Stratasys, Inc. (a)	770	36,590
Super Micro Computer, Inc. (a)	1,302	20,754
Synaptics, Inc. (a)	1,440	38,621
Transact Technologies, Inc. (a)	1,334	9,978
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
USA Technologies, Inc. (a)(d)	7,060	$ 10,025
Xyratex Ltd.	1,254	14,346
		24,844,862
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,120	8,154
Audience, Inc.	1,015	17,986
BrightPoint, Inc. (a)	3,334	16,237
Cognex Corp.	1,915	67,006
Coherent, Inc. (a)	960	42,374
Daktronics, Inc.	1,878	12,301
DDi Corp.	877	11,392
DTS, Inc. (a)	907	25,060
Echelon Corp. (a)	1,952	6,891
Electro Rent Corp.	1,152	15,944
Electro Scientific Industries, Inc.	1,424	15,707
FARO Technologies, Inc. (a)	736	33,952
FEI Co. (a)	1,552	71,035
Flextronics International Ltd. (a)	28,900	185,538
FLIR Systems, Inc.	6,405	136,619
GSI Group, Inc. (a)	1,600	18,576
HLS Systems International Ltd. (a)(d)	2,123	19,065
I. D. Systems Inc. (a)	641	2,692
Identive Group, Inc. (a)	3,303	4,195
Insight Enterprises, Inc. (a)	1,741	25,923
IPG Photonics Corp. (a)	1,920	82,176
Itron, Inc. (a)	1,645	58,940
LeCroy Corp. (a)	587	8,330
Littelfuse, Inc.	854	49,139
LoJack Corp. (a)	1,121	3,598
Magal Security Systems Ltd. (a)	1,606	6,199
Maxwell Technologies, Inc. (a)	1,168	8,094
Measurement Specialties, Inc. (a)	555	18,132
Mercury Computer Systems, Inc. (a)	1,014	12,016
MicroVision, Inc. (a)	458	1,214
Molex, Inc.	3,838	88,543
Molex, Inc. Class A (non-vtg.)	3,270	64,550
MTS Systems Corp.	827	31,972
Multi-Fineline Electronix, Inc. (a)	1,190	29,476
National Instruments Corp.	4,880	127,075
NetList, Inc. (a)	2,427	5,606
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	1,302	$ 15,481
Orbotech Ltd. (a)	1,504	15,175
OSI Systems, Inc. (a)	763	48,695
PC Connection, Inc.	737	6,618
PC Mall, Inc. (a)	593	3,184
Planar Systems, Inc. (a)	2,072	3,833
Plexus Corp. (a)	1,493	41,804
Power-One, Inc. (a)	4,312	17,895
RadiSys Corp. (a)	998	5,828
Richardson Electronics Ltd.	1,281	14,796
Rofin-Sinar Technologies, Inc. (a)	1,195	23,721
Sanmina-SCI Corp. (a)	3,287	23,371
ScanSource, Inc. (a)	1,286	38,541
Tech Data Corp. (a)	1,760	83,794
Trimble Navigation Ltd. (a)	5,050	238,183
TTM Technologies, Inc. (a)	3,101	28,653
Universal Display Corp. (a)	1,970	55,456
Viasystems Group, Inc. (a)	755	14,504
Zygo Corp. (a)	1,073	17,790
		2,029,029
Internet Software & Services - 7.9%
21Vianet Group, Inc. ADR (a)	1,259	14,579
Akamai Technologies, Inc. (a)	7,511	220,373
Ancestry.com, Inc. (a)(d)	1,717	36,984
Angie's List, Inc.	2,325	29,690
Autobytel, Inc. (a)	1,873	1,349
Baidu.com, Inc. sponsored ADR (a)	11,276	1,327,975
Bazaarvoice, Inc. (d)	2,249	38,885
Brightcove, Inc.	1,045	13,251
Carbonite, Inc. (d)	1,100	8,481
China Finance Online Co. Ltd. ADR (a)	976	1,474
ChinaCache International Holdings Ltd. sponsored ADR (a)	240	1,366
comScore, Inc. (a)	1,158	21,018
Constant Contact, Inc. (a)	1,280	25,920
Cornerstone OnDemand, Inc. (a)	1,989	39,879
CoStar Group, Inc. (a)	1,106	81,722
CryptoLogic Ltd. (a)	512	1,279
DealerTrack Holdings, Inc. (a)	1,721	46,983
Digital River, Inc. (a)	1,622	23,681
EarthLink, Inc.	4,752	38,349
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EasyLink Services International Corp. (a)	1,700	$ 12,223
eBay, Inc. (a)	53,293	2,088,553
eGain Communications Corp. (a)	992	3,799
Equinix, Inc. (a)	2,009	327,688
Facebook, Inc. Class A (d)	26,365	781,195
FriendFinder Networks, Inc. (a)(d)	3,960	4,435
GigaMedia Ltd. (a)	2,273	2,523
Google, Inc. Class A (a)	10,684	6,205,908
IAC/InterActiveCorp	3,120	140,150
InfoSpace, Inc. (a)	1,494	19,063
Internap Network Services Corp. (a)	2,439	17,390
Internet Initiative Japan, Inc. sponsored ADR	758	7,246
j2 Global, Inc.	1,833	44,340
Keynote Systems, Inc.	720	10,404
KIT Digital, Inc. (a)(d)	1,600	5,216
Ku6 Media Co. Ltd. sponsored ADR (a)	1,793	2,170
Limelight Networks, Inc. (a)	3,547	9,648
Liquidity Services, Inc. (a)	1,270	81,140
LivePerson, Inc. (a)	2,448	42,252
Local.com Corp. (a)	2,386	5,726
LogMeIn, Inc. (a)	1,122	35,960
Marchex, Inc. Class B	1,910	6,838
Market Leader, Inc. (a)	918	4,131
MercadoLibre, Inc.	1,830	128,539
Move, Inc. (a)	1,648	13,629
NetEase.com, Inc. sponsored ADR (a)	3,142	195,935
NIC, Inc.	2,625	28,534
Open Text Corp. (a)	2,357	113,988
OpenTable, Inc. (a)	1,012	40,197
Perficient, Inc. (a)	1,617	18,321
Points International Ltd. (a)	450	5,072
QuinStreet, Inc. (a)	1,869	15,158
RADVision Ltd. (a)	1,306	15,411
RealNetworks, Inc.	1,477	13,071
Rediff.com India Ltd. sponsored ADR (a)(d)	640	2,694
Remark Media, Inc. (a)	188	526
Responsys, Inc. (a)	1,845	18,948
Saba Software, Inc. (a)	1,713	14,304
SciQuest, Inc. (a)	853	13,426
Selectica, Inc. (a)	364	1,500
Sify Technologies Ltd. sponsored ADR (a)	1,856	3,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SINA Corp. (a)	2,734	$ 145,640
Sohu.com, Inc. (a)(d)	1,576	70,037
SPS Commerce, Inc. (a)	565	15,617
Stamps.com, Inc. (a)	720	17,683
Support.com, Inc. (a)	2,928	7,525
Synacor, Inc.	1,232	18,110
TechTarget, Inc. (a)	1,600	8,368
TheStreet.com, Inc.	1,169	1,905
Travelzoo, Inc. (a)	801	18,679
Tudou Holdings Ltd. ADR	213	7,593
United Online, Inc.	3,459	13,663
Unwired Planet, Inc. (a)	3,798	8,963
ValueClick, Inc. (a)	3,292	57,742
Velti PLC (a)	2,000	14,600
VeriSign, Inc.	6,692	255,835
VistaPrint Ltd. (a)	1,546	52,378
Vocus, Inc. (a)	875	14,114
Web.com, Inc. (a)	1,976	31,458
WebMD Health Corp. (a)	2,462	56,700
WebMediaBrands, Inc. (a)	1,809	1,176
Yahoo!, Inc. (a)	49,832	759,440
Yandex NV	6,746	134,448
Zix Corp. (a)	4,390	10,799
		14,196,915
IT Services - 2.0%
Acxiom Corp. (a)	3,430	48,260
Automatic Data Processing, Inc.	20,394	1,063,547
Cardtronics, Inc. (a)	2,054	57,553
Cass Information Systems, Inc.	451	16,610
China Information Technology, Inc. (a)	1,013	1,064
Cognizant Technology Solutions Corp. Class A (a)	12,526	729,640
Computer Task Group, Inc. (a)	764	9,298
CSG Systems International, Inc. (a)	1,446	23,859
Edgewater Technology, Inc. (a)	934	3,680
Euronet Worldwide, Inc. (a)	2,118	38,103
ExlService Holdings, Inc. (a)	1,318	28,561
Fiserv, Inc. (a)	5,654	381,249
Forrester Research, Inc.	1,040	33,571
Hackett Group, Inc. (a)	1,808	9,329
HiSoft Technology International Ltd. ADR (a)	1,059	13,820
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	2,177	$ 35,681
Information Services Group, Inc. (a)	1,329	1,781
Infosys Ltd. sponsored ADR	3,477	146,382
Innodata Isogen, Inc. (a)	1,345	7,492
Jack Henry & Associates, Inc.	3,576	118,044
Lionbridge Technologies, Inc. (a)	2,289	6,890
LML Payment Systems, Inc. (a)	2,558	4,835
ManTech International Corp. Class A	853	18,595
ModusLink Global Solutions, Inc. (a)	1,776	7,974
NCI, Inc. Class A (a)	523	2,233
Online Resources Corp. (a)	1,041	2,311
Paychex, Inc.	14,866	445,534
PFSweb, Inc. (a)	433	1,399
PRG-Schultz International, Inc. (a)	1,846	12,424
Rainmaker Systems, Inc. (a)	2,561	1,767
Sapient Corp.	5,902	64,922
ServiceSource International, Inc. (a)	2,773	33,276
Syntel, Inc.	1,733	96,875
Teletech Holdings, Inc. (a)	2,363	35,209
Virtusa Corp. (a)	1,066	15,596
Yucheng Technologies Ltd. (a)	529	1,830
		3,519,194
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,003	67,040
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Energy Industries, Inc. (a)	1,600	21,840
Aixtron AG sponsored ADR	200	2,942
Alpha & Omega Semiconductor Ltd. (a)	1,230	11,033
Altera Corp.	13,325	445,188
Amkor Technology, Inc. (a)	8,171	38,649
Amtech Systems, Inc. (a)	427	1,930
ANADIGICS, Inc. (a)	3,216	6,400
Analog Devices, Inc.	11,927	433,785
Applied Materials, Inc.	52,611	543,472
Applied Micro Circuits Corp. (a)	2,581	13,783
ARM Holdings PLC sponsored ADR	5,864	137,745
ASM International NV unit	2,251	77,119
ASML Holding NV	5,543	253,925
Atmel Corp. (a)	19,046	133,322
ATMI, Inc. (a)	1,377	27,554
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AuthenTec, Inc. (a)	2,407	$ 10,158
Avago Technologies Ltd.	10,401	344,273
Axcelis Technologies, Inc. (a)	4,865	5,400
AXT, Inc. (a)	2,121	8,166
Broadcom Corp. Class A	20,112	650,623
Brooks Automation, Inc.	3,206	30,040
Cabot Microelectronics Corp.	1,046	32,782
Camtek Ltd. (a)	1,585	3,455
Canadian Solar, Inc. (a)(d)	2,123	6,220
Cavium, Inc. (a)	1,964	47,548
Ceva, Inc. (a)	1,120	19,466
China Sunergy Co. Ltd. ADR (a)(d)	469	596
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	866	10,734
Cirrus Logic, Inc. (a)	2,774	79,669
Cohu, Inc.	944	8,817
Cree, Inc. (a)(d)	4,716	118,230
Cymer, Inc. (a)	1,286	69,663
Cypress Semiconductor Corp.	6,400	84,416
Diodes, Inc. (a)	1,734	33,934
DSP Group, Inc. (a)	1,392	8,728
Entegris, Inc. (a)	5,568	42,929
Entropic Communications, Inc. (a)	3,465	13,929
Exar Corp. (a)	1,872	14,695
Ezchip Semiconductor Ltd. (a)	1,088	40,212
First Solar, Inc. (a)(d)	3,517	44,174
FormFactor, Inc. (a)	1,979	11,854
FSI International, Inc. (a)	1,766	6,146
GSI Technology, Inc. (a)	1,301	5,334
GT Advanced Technologies, Inc. (a)	5,267	22,121
Hanwha Solarone Co. Ltd. ADR (a)	1,910	1,700
Himax Technologies, Inc. sponsored ADR	3,745	7,490
Hittite Microwave Corp. (a)	1,390	68,499
Ikanos Communications, Inc. (a)	1,984	1,736
Integrated Device Technology, Inc. (a)	5,239	28,762
Integrated Silicon Solution, Inc. (a)	1,078	10,090
Intel Corp.	206,946	5,347,485
Intermolecular, Inc.	1,600	10,368
Intersil Corp. Class A	5,270	55,599
IXYS Corp. (a)	1,734	17,964
JA Solar Holdings Co. Ltd. ADR (a)(d)	5,110	4,656
KLA-Tencor Corp.	6,845	313,706
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kopin Corp. (a)	3,526	$ 10,825
Kulicke & Soffa Industries, Inc. (a)	3,062	32,212
Lam Research Corp. (a)	5,042	188,067
Lattice Semiconductor Corp. (a)	5,217	23,842
Linear Technology Corp.	9,524	276,386
LTX-Credence Corp. (a)	2,164	15,364
M/A-COM Technology Solutions, Inc.	1,800	29,808
Marvell Technology Group Ltd.	24,893	311,909
Mattson Technology, Inc. (a)	2,321	4,108
Maxim Integrated Products, Inc.	12,185	306,575
Mellanox Technologies Ltd. (a)	1,750	105,788
MEMSIC, Inc. (a)	1,964	4,419
Micrel, Inc.	2,553	24,994
Microchip Technology, Inc.	8,000	248,160
Micron Technology, Inc. (a)	41,452	242,080
Microsemi Corp. (a)	3,302	58,313
Mindspeed Technologies, Inc. (a)	1,256	3,894
MIPS Technologies, Inc. (a)	2,128	13,598
MKS Instruments, Inc.	2,091	54,680
Monolithic Power Systems, Inc. (a)	1,478	27,772
MoSys, Inc. (a)	1,632	4,912
Nanometrics, Inc. (a)	854	13,263
Nova Measuring Instruments Ltd. (a)	1,169	8,382
Novellus Systems, Inc. (a)	3,121	130,551
NVE Corp. (a)	224	11,646
NVIDIA Corp. (a)	25,280	314,230
NXP Semiconductors NV (a)	10,300	217,433
O2Micro International Ltd. sponsored ADR (a)	1,734	7,560
Omnivision Technologies, Inc. (a)	2,241	36,259
ON Semiconductor Corp. (a)	19,200	129,408
PDF Solutions, Inc. (a)	1,440	12,744
Pericom Semiconductor Corp. (a)	1,446	11,366
Photronics, Inc. (a)	2,385	14,310
Pixelworks, Inc. (a)	637	1,497
PLX Technology, Inc. (a)	2,241	14,186
PMC-Sierra, Inc. (a)	9,531	60,808
Power Integrations, Inc.	1,066	43,503
QuickLogic Corp. (a)	1,649	4,914
Rambus, Inc. (a)	4,755	22,872
Ramtron International Corp. (a)	1,302	2,513
RDA Microelectronics, Inc. sponsored ADR (a)	373	3,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	11,894	$ 44,840
Rubicon Technology, Inc. (a)	1,014	8,943
Rudolph Technologies, Inc. (a)	1,158	9,982
SemiLEDs Corp. (a)	1,173	3,730
Semtech Corp. (a)	2,774	66,826
Sigma Designs, Inc. (a)	1,222	7,308
Silicon Image, Inc. (a)	3,478	15,373
Silicon Laboratories, Inc. (a)	1,742	60,151
Silicon Motion Technology Corp. sponsored ADR (a)	1,313	17,778
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,636	24,200
Skyworks Solutions, Inc. (a)	7,698	206,768
Spreadtrum Communications, Inc. ADR (d)	1,659	29,696
Standard Microsystems Corp. (a)	1,019	37,336
SunPower Corp. (a)	4,263	21,358
Supertex, Inc. (a)	526	9,778
Tessera Technologies, Inc.	1,942	26,392
Texas Instruments, Inc.	46,760	1,331,725
Tower Semiconductor Ltd. (a)	10,664	8,217
TranSwitch Corp. (a)	2,252	3,783
TriQuint Semiconductor, Inc. (a)	6,849	35,683
Ultra Clean Holdings, Inc. (a)	1,137	6,777
Ultratech, Inc. (a)	1,061	32,170
Veeco Instruments, Inc. (a)	1,602	55,557
Vimicro International Corp. sponsored ADR (a)	2,151	2,065
Volterra Semiconductor Corp. (a)	1,350	37,503
Xilinx, Inc.	10,722	342,782
		15,286,839
Software - 13.8%
Accelrys, Inc. (a)	2,461	19,196
ACI Worldwide, Inc. (a)	1,790	68,360
Activision Blizzard, Inc.	47,414	556,640
Actuate Corp. (a)	1,856	12,398
Adobe Systems, Inc. (a)	20,403	633,513
Advent Software, Inc. (a)	2,240	58,442
Allot Communications Ltd. (a)	1,008	26,228
American Software, Inc. Class A	902	7,180
ANSYS, Inc. (a)	3,830	236,981
Ariba, Inc. (a)	4,267	191,716
AsiaInfo-Linkage, Inc. (a)	3,075	32,595
Aspen Technology, Inc. (a)	3,803	84,046
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	9,347	$ 299,291
AutoNavi Holdings Ltd. ADR (a)	928	10,254
Blackbaud, Inc.	1,734	44,824
BluePhoenix Solutions Ltd. (a)	336	729
BMC Software, Inc. (a)	6,556	277,450
Bottomline Technologies, Inc. (a)	1,660	29,681
BroadSoft, Inc. (a)	1,130	30,860
CA, Inc.	19,879	494,391
Cadence Design Systems, Inc. (a)	11,062	112,832
Callidus Software, Inc. (a)	2,833	14,137
Changyou.com Ltd. (A Shares) ADR (a)	398	8,776
Check Point Software Technologies Ltd. (a)	8,593	440,305
China TransInfo Technology Corp. (a)	928	4,260
Cinedigm Digital Cinema Corp. (a)	1,168	1,834
Citrix Systems, Inc. (a)	7,691	562,058
ClickSoftware Technologies Ltd.	1,176	10,090
CommVault Systems, Inc. (a)	1,887	88,444
Compuware Corp. (a)	9,602	86,418
Concur Technologies, Inc. (a)	2,209	136,627
Deltek, Inc. (a)	2,470	25,910
Descartes Systems Group, Inc. (a)	3,184	26,296
Digimarc Corp.	416	10,225
Ebix, Inc.	1,372	23,873
Electronic Arts, Inc. (a)	13,617	185,464
EPIQ Systems, Inc.	1,600	17,648
ePlus, Inc. (a)	306	9,618
Evolving Systems, Inc.	1,413	7,800
FalconStor Software, Inc. (a)	2,705	7,249
Fortinet, Inc. (a)	6,229	132,366
Glu Mobile, Inc. (a)(d)	4,228	19,533
Guidance Software, Inc. (a)	1,378	11,300
Informatica Corp. (a)	4,373	181,173
Interactive Intelligence Group, Inc. (a)	1,110	28,638
Intuit, Inc.	12,148	683,082
JDA Software Group, Inc. (a)	1,660	45,949
Jive Software, Inc.	2,261	37,872
KongZhong Corp. sponsored ADR (a)	1,066	7,430
Magic Software Enterprises Ltd. (a)	2,739	15,886
Majesco Entertainment Co. (a)(d)	2,588	5,228
Manhattan Associates, Inc. (a)	983	46,693
Mentor Graphics Corp. (a)	3,918	55,244
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	3,306	$ 174,425
Microsoft Corp.	347,782	10,151,757
MicroStrategy, Inc. Class A (a)	400	48,792
Mitek Systems, Inc. (a)	1,000	2,120
Monotype Imaging Holdings, Inc. (a)	1,654	22,660
Motricity, Inc. (a)(d)	1,800	1,152
Net 1 UEPS Technologies, Inc. (a)	2,133	18,578
NetScout Systems, Inc. (a)	1,990	39,900
NICE Systems Ltd. sponsored ADR (a)	1,686	62,517
Nuance Communications, Inc. (a)	12,264	253,742
Opnet Technologies, Inc.	1,094	27,317
Oracle Corp.	208,480	5,518,466
Parametric Technology Corp. (a)	5,000	101,000
Pegasystems, Inc.	1,453	45,028
Perfect World Co. Ltd. sponsored ADR Class B	1,680	17,119
Pervasive Software, Inc. (a)	1,713	12,162
Progress Software Corp. (a)	2,697	51,836
Proofpoint, Inc.	1,165	16,625
QAD, Inc.:
Class A	704	8,723
Class B	176	2,200
QLIK Technologies, Inc. (a)	3,413	77,577
Quest Software, Inc. (a)	3,351	83,775
RealPage, Inc. (a)	2,850	50,873
Retalix Ltd. (a)	838	16,760
Rovi Corp. (a)	4,561	111,425
Scientific Learning Corp. (a)	2,097	2,726
SeaChange International, Inc. (a)	1,398	11,310
Shanda Games Ltd. sponsored ADR	3,998	17,031
Smith Micro Software, Inc. (a)	1,425	2,294
Sonic Foundry, Inc. (a)	350	2,482
Sourcefire, Inc. (a)	1,219	67,240
Splunk, Inc.	3,650	118,844
SRS Labs, Inc. (a)	888	8,036
SS&C Technologies Holdings, Inc. (a)	3,024	71,306
Symantec Corp. (a)	30,859	457,948
Synchronoss Technologies, Inc. (a)	1,500	26,865
Synopsys, Inc. (a)	5,800	171,390
Take-Two Interactive Software, Inc. (a)	3,398	39,145
Tangoe, Inc. (a)	1,405	27,131
TeleCommunication Systems, Inc. Class A (a)	1,600	2,368
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TeleNav, Inc. (a)	1,883	$ 11,317
The9 Ltd. sponsored ADR (a)(d)	838	4,299
THQ, Inc. (a)(d)	3,536	2,334
TIBCO Software, Inc. (a)	6,602	176,604
TigerLogic Corp. (a)	1,052	2,262
TiVo, Inc. (a)	4,856	41,470
Trunkbow International Holdings Ltd. (a)	1,250	1,500
Ultimate Software Group, Inc. (a)	1,066	85,632
Vasco Data Security International, Inc. (a)	1,616	11,296
Verint Systems, Inc. (a)	1,480	42,506
Versant Corp. (a)	336	3,259
Wave Systems Corp. Class A (a)(d)	3,433	3,433
Websense, Inc. (a)	1,734	32,218
Zynga, Inc. (d)	8,552	53,536
		24,579,344
TOTAL INFORMATION TECHNOLOGY		94,543,042
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,386	29,619
ADA-ES, Inc. (a)	327	8,564
American Pacific Corp. (a)	560	4,850
Balchem Corp.	1,280	37,171
Cereplast, Inc. (a)	480	211
Gulf Resources, Inc. (a)	1,248	2,059
Hawkins, Inc.	592	19,542
Innophos Holdings, Inc.	864	43,615
Innospec, Inc. (a)	1,088	28,756
KMG Chemicals, Inc.	545	9,309
Landec Corp. (a)	1,142	8,348
Material Sciences Corp. (a)	608	4,907
Methanex Corp.	3,942	110,224
Penford Corp. (a)	507	4,046
Senomyx, Inc. (a)	1,601	3,730
Sigma Aldrich Corp.	4,889	339,150
TPC Group, Inc. (a)	744	23,503
Yongye International, Inc. (a)(d)	2,133	6,250
Zoltek Companies, Inc. (a)	1,366	11,406
		695,260
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,270	$ 15,278
United States Lime & Minerals, Inc. (a)	368	16,442
		31,720
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	320	11,050
Silgan Holdings, Inc.	2,712	113,362
		124,412
Metals & Mining - 0.4%
Century Aluminum Co. (a)	3,697	26,175
China Gerui Adv Mat Group Ltd. (a)	1,672	4,013
China Natural Resources, Inc. (a)	870	5,438
China Precision Steel, Inc. (a)(d)	2,039	530
Globe Specialty Metals, Inc.	2,942	34,480
Handy & Harman Ltd. (a)	853	11,311
Haynes International, Inc.	464	23,664
Horsehead Holding Corp. (a)	1,668	14,778
Kaiser Aluminum Corp.	875	41,991
Olympic Steel, Inc.	512	8,489
Pan American Silver Corp.	4,443	74,634
Randgold Resources Ltd. sponsored ADR	2,402	190,599
Royal Gold, Inc.	2,358	159,495
Schnitzer Steel Inds, Inc. Class A	923	24,072
Silver Standard Resources, Inc. (a)	3,537	38,907
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	800	1,712
Steel Dynamics, Inc.	9,066	95,556
Sutor Technology Group Ltd. (a)(d)	2,108	1,772
Universal Stainless & Alloy Products, Inc. (a)	282	11,348
		768,964
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,411	15,599
Pope Resources, Inc. LP	606	29,633
		45,232
TOTAL MATERIALS		1,665,588
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,491	14,104
Alaska Communication Systems Group, Inc. (d)	2,188	4,332
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Atlantic Tele-Network, Inc.	587	$ 19,312
B Communications Ltd. (a)	1,122	5,071
Cbeyond, Inc. (a)	1,174	6,950
City Telecom (HK) Ltd. sponsored ADR	598	6,560
Cogent Communications Group, Inc. (a)	1,888	33,493
Consolidated Communications Holdings, Inc.	1,377	20,311
Enternet Gold Golden Lines Ltd. (a)	768	2,634
FairPoint Communications, Inc. (a)(d)	1,000	5,440
Frontier Communications Corp. (d)	41,600	155,584
General Communications, Inc. Class A (a)	1,569	9,947
Globalstar, Inc. (a)(d)	11,331	4,109
Hawaiian Telcom Holdco, Inc. (a)	373	7,012
HickoryTech Corp.	608	5,819
inContact, Inc. (a)	3,440	17,991
Iridium Communications, Inc. (a)	2,616	22,210
Lumos Networks Corp.	965	9,891
Neutral Tandem, Inc. (a)	1,378	18,699
ORBCOMM, Inc. (a)	1,585	5,167
SureWest Communications	752	16,033
Towerstream Corp. (a)(d)	1,692	6,142
tw telecom, inc. (a)	5,612	130,142
VocalTec Communications Ltd. (a)(d)	1,406	20,232
Warwick Valley Telephone Co.	609	8,039
Windstream Corp.	24,359	228,000
		783,224
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	631	14,810
Boingo Wireless, Inc.	1,328	12,722
Clearwire Corp. Class A (a)(d)	18,919	22,892
Leap Wireless International, Inc. (a)	3,014	17,391
NII Holdings, Inc. (a)	7,134	82,184
NTELOS Holdings Corp.	965	18,470
Partner Communications Co. Ltd. ADR	614	2,849
SBA Communications Corp. Class A (a)	5,015	260,529
Shenandoah Telecommunications Co.	950	10,127
USA Mobility, Inc.	960	11,923
Vodafone Group PLC sponsored ADR	35,855	960,555
		1,414,452
TOTAL TELECOMMUNICATION SERVICES		2,197,676
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,774	$ 80,061
Otter Tail Corp.	1,171	24,743
		104,804
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,669	1,752
Water Utilities - 0.0%
Artesian Resources Corp. Class A	400	7,464
Cadiz, Inc. (a)	1,257	9,503
Connecticut Water Service, Inc.	496	13,784
Consolidated Water Co., Inc.	752	5,775
Middlesex Water Co.	544	9,912
Tri-Tech Holding, Inc. (a)	275	1,268
York Water Co.	454	7,727
		55,433
TOTAL UTILITIES		161,989
TOTAL COMMON STOCKS (Cost $148,606,421)		178,085,332
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $5,021)	320	5,066
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	384,269	384,269
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,079,217	4,079,217
TOTAL MONEY MARKET FUNDS (Cost $4,463,486)		4,463,486
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $153,074,928)		182,553,884
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(3,993,796)
NET ASSETS - 100%		$ 178,560,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 208
Fidelity Securities Lending Cash Central Fund	169,757
Total	$ 169,965
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,569,449	$ 30,564,050	$ 265	$ 5,134
Consumer Staples	4,244,467	4,243,306	-	1,161
Energy	2,349,836	2,342,698	-	7,138
Financials	12,070,734	12,067,974	2,760	-
Health Care	22,612,683	22,612,683	-	-
Industrials	7,669,868	7,669,262	65	541
Information Technology	94,543,042	94,543,042	-	-
Materials	1,665,588	1,665,588	-	-
Telecommunication Services	2,197,676	2,197,676	-	-
Utilities	161,989	161,989	-	-
Investment Companies	5,066	5,066	-	-
Money Market Funds	4,463,486	4,463,486	-	-
Total Investments in Securities:	$ 182,553,884	$ 182,536,820	$ 3,090	$ 13,974
Valuation Inputs at Reporting Date:
The following is a reconciliation of investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,945
Total Realized Gain (Loss)	(13,526)
Total Unrealized Gain (Loss)	(11,969)
Cost of Purchases	18,631
Proceeds of Sales	(1,426)
Amortization/Accretion	-
Transfers in to Level 3	20,319
Transfers out of Level 3	-
Ending Balance	$ 13,974
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (24,975)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,923,000) - See accompanying schedule: Unaffiliated issuers (cost $148,611,442)	$ 178,090,398
Fidelity Central Funds (cost $4,463,486)	4,463,486
Total Investments (cost $153,074,928)		$ 182,553,884
Cash		43
Receivable for investments sold		1,202,997
Dividends receivable		225,191
Distributions receivable from Fidelity Central Funds		22,957
Prepaid expenses		78
Receivable from investment adviser for expense reductions		22,979
Total assets		184,028,129

Liabilities
Payable for investments purchased	$ 1,237,187
Accrued management fee	36,649
Distribution and service plan fees payable	42,443
Other affiliated payables	5,940
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	4,079,217
Total liabilities		5,468,041

Net Assets		$ 178,560,088
Net Assets consist of:
Paid in capital		$ 152,318,747
Undistributed net investment income		439,280
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,676,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,478,955
Net Assets, for 1,600,000 shares outstanding		$ 178,560,088
Net Asset Value, offering price and redemption price per share ($178,560,088 ÷ 1,600,000 shares)		$ 111.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 961,903
Income from Fidelity Central Funds (including $169,757 from security lending)		169,965
Total income		1,131,868

Expenses
Management fee	$ 213,523
Transfer agent and custody fees	27,428
Distribution and service plan fees	80,051
Licensing fees	53,367
Accounting and security lending fees	34,773
Independent trustees' compensation	539
Audit	37,262
Legal	203
Miscellaneous	7,521
Total expenses before reductions	454,667
Expense reductions	(187,683)	266,984
Net investment income (loss)		864,884
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(421,186)
Foreign currency transactions	9
Total net realized gain (loss)		(421,177)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,643,545
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		12,643,542
Net gain (loss)		12,222,365
Net increase (decrease) in net assets resulting from operations		$ 13,087,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 864,884	$ 1,461,296
Net realized gain (loss)	(421,177)	13,526,386
Change in net unrealized appreciation (depreciation)	12,643,542	(6,582,383)
Net increase (decrease) in net assets resulting from operations	13,087,249	8,405,299
Distributions to shareholders from net investment income	(831,000)	(1,325,000)
Share transactions Proceeds from sales of shares	11,081,070	33,127,486
Cost of shares redeemed	-	(33,009,309)
Net increase (decrease) in net assets resulting from share transactions	11,081,070	118,177
Total increase (decrease) in net assets	23,337,319	7,198,476

Net Assets
Beginning of period	155,222,769	148,024,293
End of period (including undistributed net investment income of $439,280 and undistributed net investment income of $405,396, respectively)	$ 178,560,088	$ 155,222,769
Other Information Shares
Sold	100,000	300,000
Redeemed	-	(300,000)
Net increase (decrease)	100,000	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 103.48	$ 98.68	$ 84.65	$ 60.62	$ 104.53	$ 95.70
Income from Investment Operations
Net investment income (loss) D	.55	.93	.71	.55	.69	.51
Net realized and unrealized gain (loss)	8.11	4.74	13.92	23.95	(43.96)	8.73
Total from investment operations	8.66	5.67	14.63	24.50	(43.27)	9.24
Distributions from net investment income	(.54)	(.87)	(.60)	(.47)	(.53)	(.41)
Distributions from net realized gain	-	-	-	-	(.11)	-
Total distributions	(.54)	(.87)	(.60)	(.47)	(.64)	(.41)
Net asset value, end of period	$ 111.60	$ 103.48	$ 98.68	$ 84.65	$ 60.62	$ 104.53
Total Return B, C	8.39%	5.75%	17.35%	40.62%	(41.62)%	9.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.58%	.65%	.73%	.61%
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.97% A	.88%	.78%	.78%	.79%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,560	$ 155,223	$ 148,024	$ 126,970	$ 78,805	$ 114,982
Portfolio turnover rate F, H	12% A	6%	6%	7%	10%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite® Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,348,265
Gross unrealized depreciation	(21,234,684)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,113,581

Tax cost	$ 153,440,303

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,678,367)
2017	(1,453,838)
2018	(118,806)
Total capital loss carryforward	$ (3,251,011)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,555,104 and $10,576,988, respectively.

Securities received through in-kind subscriptions aggregated $11,005,756.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

January 31, 2013. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $187,672.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ETF-USAN-0712
1.802769.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012